AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 1998

                                           1933 Act REGISTRATION NO. 333-18881


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 1

                                    FORM S-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

                       UNITED OF OMAHA SEPARATE ACCOUNT B
                       -----------------------------------
                              (EXACT NAME OF TRUST)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                     ---------------------------------------
                               (NAME OF DEPOSITOR)

                  Mutual of Omaha Plaza, Omaha, Nebraska 68175
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                               NAME AND ADDRESS OF
                               AGENT FOR SERVICE:
                            Kenneth W. Reitz, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska 68175-1008


                  Approximate date of proposed public offering:
              On May 1, 1998 pursuant to paragraph (b) of Rule 485

             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY (TITLE, AMOUNT, AND PROPOSED MAXIMUM OFFERING PRICE OF
                          SECURITIES BEING REGISTERED)

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant previously registered an indefinite amount of UltraLife Individual Single Premium Variable Universal Life policies under the Securities Act of 1933. The Registrant filed a Rule 24f-2 notice on February 27, 1998 for its most recent fiscal year ended December 31, 1997.

                                    -------

                         UNITED OF OMAHA SEPARATE ACCOUNT B

                         Registration Statement on Form S-6
                                Cross-Reference Sheet


       FORM N-8B-2
       ITEM NO.           CAPTION IN PROSPECTUS

       1               Cover Page
       2               Cover Page
       3               Inapplicable
       4               Distribution of the Policies
       5               About Us
       6               The Variable Account
       9               Inapplicable
       10(a)           Policy Application and Issuance
       10(b)           Distributions
       10(c),(d),(e)   Distributions;   Lapse  and  Grace   Period;
                       Reinstatement
       10(f),(g),(h)   Voting Rights;  Other Policy Owner Tax Matters
       10(i)           Other Policy Provisions
       11              The Variable Account
       12              The Variable Account;  Distribution of the Policies
       13              Charges and Fees; Tax Matters; Tax Treatment of Loans
                       and Other   Distributions;   Distribution  of  the
                       Policies;  Appendix A
       14              Premium  Payments
       15              Premium Payments
       16              The Variable  Account
       17              Captions  referenced  under Items 10(c),(d), (e) and (i)
                       above
       18              The Variable Account
       19              Reports to You; Voting   Rights;   Distribution   of  the
                       Policies
       20              Captions referenced  under  Items 6 and  10(g)  above
       21              Policy  Loans
       22              Inapplicable
       23              Distribution  of the  Policies
       24              Other  Policy Provisions
       25              About Us
       26              Distribution  of the Policies
       27              About Us
       28              Management
       29              About Us
       30              Inapplicable
       31              Inapplicable
       32              Inapplicable
       33              Inapplicable
       34              Inapplicable
       35              About Us
       36              Inapplicable
       37              Inapplicable
       38              Distribution of the Policies
       39              Distribution of the Policies
       40              Inapplicable
       41(a)           Distribution of  the  Policies
       42              Inapplicable
       43              Inapplicable
       44(a)           The Variable  Account;  Premium  Payments
       44(b)           Charges  and  Fees; Distribution  of the Policies

       44(c)           Mortality  and Expense Risk Charge
       45              Inapplicable
       46              The  Variable   Account;   Captions referenced under
                       Items 10(c), (d), and (e) above
       47              Inapplicable
       48              About Us
       49              Inapplicable
       50              The Variable Account
       51              Cover Page,  Definitions  (Beneficiary),  Summary,
                       The Policy, Payment of Proceeds, Payment Options,
                       Tax Matter,  Distribution of the Policies
       52              Other Policy Owner Tax Matters
       53              Tax Matters
       54              Inapplicable
       55              Inapplicable
       59              Financial Statements

[GRAPHIC OMITTED]                                PROSPECTUS: Dated May 1, 1998
UNITED OF OMAHA
                                                           ULTRA VARIABLE LIFE
                                            Individual Modified Single Premium
                                      Variable Universal Life Insurance Policy

This prospectus describes ULTRA VARIABLE LIFE, an individual modified single premium variable universal life insurance policy ("Policy") offered by United of Omaha Life Insurance Company ("we, us, our, United of Omaha") to applicants age 90 and under.

The Policy provides for the payment of a Death Benefit upon the death of the Insured, and for a Cash Surrender Value that can be obtained by surrendering the Policy. The Policy is a variable policy because the Death Benefit may, and the Accumulation Value will, vary up or down to reflect the investment experience of amounts allocated to UNITED OF OMAHA SEPARATE ACCOUNT B (the "Variable Account"). The Policy Owner ("you, your") bears the investment risk for all amounts so allocated; there is no guaranteed minimum Accumulation Value. The Policy continues in effect while the Accumulation Value is sufficient to pay the Monthly Deduction Amount or until the end of the Death Benefit guarantee period (assuming no Policy loans are taken), whichever is later.

The minimum initial premium is $20,000. Additional payments may be made once each Policy Year, subject to certain restrictions.

You may, within limits, allocate premiums (net of any charges) to one or more of the 27 eligible investments, which are the 25 Subaccounts of the Variable Account, the Fixed Account and the Systematic Transfer Account. Assets of each Subaccount of the Variable Account are invested in a corresponding mutual fund Portfolio. The mutual funds offered through the Policy, while they may have the same or similar names of retail mutual funds, are not the same as those funds. By law, the Policy may not offer those retail mutual funds, so it offers funds whose names and characteristics may be similar to them but whose performance may differ from the retail funds. The Portfolios are described in separate prospectuses that accompany this Prospectus. The Policy's available investment options are:

ALGER AMERICAN GROWTH PORTFOLIO
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
FEDERATED PRIME MONEY FUND II("MONEY MARKET") PORTFOLIO
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES PORTFOLIO
FIDELITY ASSET MANAGER: GROWTH PORTFOLIO
FIDELITY EQUITY INCOME PORTFOLIO
FIDELITY CONTRAFUND PORTFOLIO
FIDELITY INDEX 500 PORTFOLIO
MFS EMERGING GROWTH PORTFOLIO
MFS HIGH INCOME FUND PORTFOLIO
MFS RESEARCH PORTFOLIO
MFS WORLD GOVERNMENT PORTFOLIO
MFS VALUE SERIES PORTFOLIO
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
MORGAN STANLEY FIXED INCOME PORTFOLIO
PIONEER CAPITAL GROWTH PORTFOLIO
PIONEER REAL ESTATE PORTFOLIO
SCUDDER GLOBAL DISCOVERY PORTFOLIO
SCUDDER GROWTH & INCOME PORTFOLIO
SCUDDER INTERNATIONAL PORTFOLIO
T. ROWE PRICE EQUITY INCOME PORTFOLIO
T. ROWE PRICE INTERNATIONAL PORTFOLIO
T. ROWE PRICE LIMITED TERM BOND PORTFOLIO
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO
FIXED ACCOUNT
SYSTEMATIC TRANSFER ACCOUNT

Partial withdrawals and Policy loans may be taken from time to time, subject to certain restrictions. In almost all cases, the Policy will be a modified endowment contract for federal income tax purposes. ANY POLICY LOAN, PARTIAL WITHDRAWAL OR SURRENDER MAY RESULT IN ADVERSE TAX CONSEQUENCES AND/OR PENALTIES.

IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING LIFE INSURANCE WITH THE POLICY DESCRIBED IN THIS PROSPECTUS.

AN INTEREST IN THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR IS THE POLICY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH PORTFOLIO. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

UNITED OF OMAHA LIFE INSURANCE COMPANY, P. O. Box 8430, Omaha, Nebraska 68103-0430 (800) 238-9354

-----------------------------------------------------------
TABLE OF CONTENTS
                                                                        PAGE
DEFINITIONS................................................................

SUMMARY....................................................................
O  BASIC FEATURES OF YOUR POLICY
O  COMPARISON TO OTHER POLICIES AND OTHER INVESTMENTS
O  POLICY FLOW CHART

ABOUT US...................................................................

ALLOCATION OF PREMIUMS.....................................................
O  THE VARIABLE ACCOUNT
U    THE FIXED ACCOUNT AND THE SYSTEMATIC TRANSFER ACCOUNT
O  TRANSFERS
U    DOLLAR COST AVERAGING
U    SYSTEMATIC TRANSFER ENROLLMENT PROGRAM ("STEP PROGRAM")
O  ASSET ALLOCATION PROGRAM

THE POLICY.................................................................
O  POLICY APPLICATION AND ISSUANCE
O  PREMIUM PAYMENTS
O  LAPSE AND GRACE PERIOD
O  REINSTATEMENT
O  TELEPHONE TRANSACTIONS
O  MATURITY DATE

DISTRIBUTIONS..............................................................
O  POLICY LOANS
O  SURRENDER
O  PARTIAL WITHDRAWALS
O  DEATH BENEFIT
O  GUARANTEED DEATH BENEFIT
O  PAYMENT OF PROCEEDS
O  PAYMENT OPTIONS

CHARGES AND FEES...........................................................
O  CHARGES DEDUCTED FROM THE POLICY
     DEDUCTIONS FROM INITIAL PREMIUM; MONTHLY DEDUCTIONS; CHARGES DEDUCTED ON SURRENDER OR PARTIAL WITHDRAWAL
O  MORE INFORMATION ABOUT THE ABOVE CHARGES
     SURRENDER CHARGE; WAIVER OF SURRENDER CHARGE; EXPENSE CHARGE; COST OF INSURANCE CHARGE; TRANSFER CHARGES
O  SERIES FUND CHARGES

OTHER POLICY PROVISIONS....................................................
O  NOTICE TO US;  ENTIRE CONTRACT;  RIGHT TO EXAMINE;  DELAY OF PAYMENTS;
     CHANGE OF OWNERSHIP AND ASSIGNMENT; BENEFICIARY; BENEFICIARY CHANGE; MISSTATEMENT OF AGE OR SEX; SUICIDE; INCONTESTABILITY; COVERAGE BEYOND MATURITY; REINSTATEMENT; NONPARTICIPATING

TAX MATTERS................................................................

MANAGEMENT.................................................................

OTHER INFORMATION..........................................................
O  REPORTS TO YOU; VOTING RIGHTS;
     DISTRIBUTION OF THE POLICIES; STATE REGULATION;
     LEGAL MATTERS; INDEPENDENT AUDITORS; PREPARING FOR THE YEAR 2000, REGISTRATION STATEMENT

ILLUSTRATIONS..............................................................
O  DEATH BENEFIT, CASH SURRENDER VALUE AND ACCUMULATED PREMIUMS

FINANCIAL STATEMENTS.......................................................

THIS PROSPECTUS IS NOT AN OFFERING ANYWHERE WHERE SUCH AN OFFERING CANNOT BE LAWFULLY MADE. NO ONE IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE
REPRESENTATIONS ABOUT THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF THEY DO, YOU SHOULD NOT RELY UPON SUCH REPRESENTATIONS.

-----------------------------------------------------------
DEFINITIONS

ACCUMULATION UNITS means an accounting unit of measure used to calculate the accumulation value of the Variable Account.

ACCUMULATION VALUE means the dollar value as of any Valuation Date of all amounts accumulated under the Policy.

ALLOCATION DATE means the first business day following the completion of the RIGHT TO EXAMINE THIS POLICY period or our approval of an additional premium payment.

BENEFICIARY refers to the person(s) or entity you name to receive the Death Benefit of the Policy.

CASH SURRENDER VALUE means the Accumulation Value at the end of the applicable Valuation Date, less any outstanding Policy loans and unpaid loan interest, and less any applicable Surrender Charge.

FIXED ACCOUNT means an account which consists of general account assets of United of Omaha Life Insurance Company.

INSURED refers to the individual named on the application whose life is the basis for the death benefit protection provided by the Policy.

LOAN ACCOUNT means an account established for any amounts transferred from the Fixed Account and Subaccounts as a result of loans. The Loan Account is credited with interest and is not based on the investment experience of the Variable Account.

MONTHLY DEDUCTION DATE means the date of issue and the same date each month thereafter.

MONTHLY DEDUCTION means the amount deducted from the Policy's Accumulation Value on each Monthly Deduction Date.

PAYEE refers to the person who receives payments under the Policy.

POLICY means the modified single premium variable life insurance contract issued to you pursuant to our acceptance of your application for it.

POLICY OWNER refers to you, the person that applied for the Policy.

POLICY YEAR/MONTH/ANNIVERSARY means respective anniversary dates from the Date of Issue.

PORTFOLIO means a Series Fund's separate investment series that is available under the Policy.

PREMIUM means an amount paid to us as consideration for the benefits provided by the Policy.

PROCEEDS means the Death Benefit, Cash Surrender Value, or Proceeds payable upon the Maturity Date.

SERIES FUNDS means those open-ended management companies in which the Variable Account invests, which are listed in the ALLOCATION OF PREMIUMS section of this Prospectus.

SPECIFIED AMOUNT means the amount of insurance selected, as shown on the Policy's Data page. SUBACCOUNT means that portion of the Variable Account which invests in shares of mutual funds or any other investment portfolios that we determine to be suitable for the Policy's purposes.

SYSTEMATIC TRANSFER ACCOUNT means an account which consists of general account assets of United of Omaha Life Insurance Company and used exclusively to participate in the Systematic Transfer Enrollment Program.

VALUATION DATE means each day that the New York Stock Exchange is open for trading.

VARIABLE ACCOUNT means United of Omaha Separate Account B, a separate account maintained by us in which a portion of our assets has been allocated for the Policy and certain other policies.

WE, US, OUR, UNITED OF OMAHA refers to United of Omaha Life Insurance Company, Omaha, Nebraska.

YOU, YOUR refers to the Policy Owner.

-----------------------------------------------------------
SUMMARY

O    BASIC FEATURES OF YOUR POLICY
     The individual modified single premium variable life insurance Policy offered by this prospectus is designed to provide life insurance coverage for the Insured named in the Policy. It is not offered primarily as an investment. This is a brief description of the basic features of the Policy. Policy features are explained in more detail throughout the prospectus.

o Right to Examine. You have the right to return the Policy within 10 days (or more where required by applicable State insurance law) after you receive it or 45 days after you signed the application, whichever is later. We will return to you the premiums paid. (SEE "OTHER POLICY PROVISIONS: RIGHT TO EXAMINE.")

o Premium Payments. You must pay an initial premium at least equal to our minimum single premium requirements. Once each Policy Year, you may make additional payments, subject to certain restrictions and limitations. (SEE "THE POLICY: PREMIUM PAYMENTS.")

o Investment of Premiums. Your initial premium and any additional payments will be held in the Money Market Subaccount until the Allocation Date. On the Allocation Date, your initial premium is invested according to your instructions in one or more of the Subaccounts of the Variable Account corresponding to mutual fund portfolios, the Fixed Account or the Systematic Transfer Account. Allocations must be in whole percentages. (SEE "ALLOCATION OF PREMIUMS.")

o Transfers. Once we mail the confirmation for the initial premium payment, and after the Right to Examine period, you may transfer portions of the Policy's Accumulation Value without charge among the Subaccounts and Fixed Account up to twelve times each Policy Year. Subsequent transfers may have charges. (SEE "ALLOCATION OF PREMIUMS: TRANSFERS.")

o Fluctuating Accumulation Value. The Accumulation Value of the Policy will vary daily based on, among other things, the net investment experience of the Subaccounts to which amounts have been allocated. The Accumulation Value is not guaranteed. You bear the investment risk with respect to the Accumulation Value that is invested in the Subaccounts, and we bear the investment risk with respect to the Accumulation Value that is invested in the Fixed Account and the Systematic Transfer Account.

o Death Benefit. The Policy's Death Benefit equals the greater of (a) the initial Specified Amount plus any later increase and less any later decrease, less any loans and unpaid loan interest; or (b) the Policy's Accumulation Value on the date of death multiplied by a corridor percentage for the Insured's attained age, less any loans and unpaid loan interest. (SEE "THE
   POLICY: DEATH BENEFIT.")

o Death Benefit Guarantee Period. If no Policy loans are taken, coverage is guaranteed until the 15th policy anniversary (or the maximum lesser duration your state allows) or until the Policy anniversary next following the Insured's 75th (70th in Texas) birthday, whichever is earlier.
   (SEE "THE POLICY: DEATH BENEFIT.")

o Policy Loans and Partial Withdrawals. After the first Policy Year (from Date of Issue in Indiana), a loan privilege is available under the Policy. After the first Policy Year, partial withdrawals also are allowed; the greater of earnings or 15% of the Accumulation Value may be withdrawn each Policy year free of Surrender Charges. Other partial withdrawals may be subject to a Surrender Charge. (SEE "DISTRIBUTIONS: POLICY LOANS, AND SURRENDER AND PARTIAL WITHDRAWALS.")

o Surrenders. The Policy permits full surrender for the Cash Surrender Value. The maximum Surrender Charge is 9.50%. As to each premium payment, the Surrender Charge ends after the ninth Policy Year after the premium payment was made. The Surrender Charge may be waived upon the occurrence of certain events. (SEE "CHARGES AND FEES.")

o Federal Income Tax Consequences. Death benefits paid to the Beneficiary under a life insurance policy generally are not subject to Federal income tax. Under current law, undistributed increases in cash value of a life insurance contract generally are not taxable. In almost all situations, the Policies are expected to be treated as modified endowment contracts. Pre-death distributions (including partial withdrawals and loans) from a modified endowment contract are included in income on an income first basis, and a 10% penalty tax may be imposed on income distributed before the Policy Owner attains age 59 1/2. (SEE "TAX MATTERS.")

O   COMPARISON TO OTHER POLICIES AND OTHER INVESTMENTS
    In many respects the Policy is similar to fixed-benefit life insurance. Like fixed-benefit life insurance, the Policy offers a death benefit and provides a cash value, loan privileges and surrender values. The Policy is different from fixed-benefit life insurance in that the death benefit will in most cases, and the cash value ("Accumulation Value") will always, vary to reflect the investment experience of the selected Subaccounts of the Variable Account.

    The Policy is designed to provide insurance protection. Although the underlying mutual fund portfolios to which Accumulation Value may be allocated invest in securities similar to those in which mutual funds available directly to the public invest, in many ways the Policy differs from mutual fund investments. The main differences are:

o The Policy provides a death benefit based on our assumption of an actuarially calculated risk. o If the Cash Surrender Value is not sufficient to pay a Monthly Deduction Amount, the Policy will lapse with no value unless a payment is made, subject to the Guaranteed Death Benefit. (SEE "THE POLICY:
   GUARANTEED DEATH BENEFIT.") If the Policy lapses when Policy loans are outstanding, adverse tax consequences may result. (SEE "TAX MATTERS: TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS.")
o In addition to sales charges, insurance-related charges not associated with mutual fund investments are deducted from values of the Policy. These charges include various insurance, risk, and expense charges. (SEE "CHARGES AND FEES.")
o United of Omaha, not the Policy Owner, owns the mutual fund shares. (SEE "OTHER INFORMATION: VOTING RIGHTS.")
o Federal income tax liability on any earnings on the mutual fund investment is deferred until you receive a distribution from the Policy. Transfers from one underlying fund portfolio to another are accomplished without tax liability under current law. (SEE "TAX MATTERS: LIFE INSURANCE QUALIFICATION.")
o Dividends and capital gains distributed by the underlying mutual funds are automatically reinvested.
o Premature withdrawals are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income, although such earnings are exempt from taxation if received as a death benefit or taxation is deferred until such earnings are distributed during the insured's lifetime. (SEE "TAX MATTERS: TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS.")

HOW THE POLICY OPERATES
    The following chart shows how the Policy operates. For more information, refer to specific sections of this prospectus.

                          O POLICY PREMIUM FLOW CHART
           ----------------------------------------------------------
                                PREMIUM PAYMENTS
                 o Minimum initial premium required is $20,000.
                 o Additional payments may be paid once each Policy
                   Year, within limits. (SEE "PREMIUM PAYMENTS.")
           ----------------------------------------------------------

    ------------------------------------------------------------------------
                   DEDUCTIONS FROM PREMIUMS BEFORE ALLOCATION
                                     o None
    ------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                             INVESTMENT OF PREMIUMS
    You direct the allocation of initial premiums and any additional payments among 25 Subaccounts of the Variable Account, the Fixed Account and the
    Systematic Transfer Account.   The  Subaccounts  invest  in corresponding
    mutual funds. For information about premium allocation options, rules and limits, SEE "ALLOCATION OF PREMIUMS."
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
                             DEDUCTIONS FROM ASSETS
    o Monthly Deduction on the Monthly Deduction Date from Accumulation Value (annual rate calculated as a percentage of Accumulation Value) for:
        o 0.50% to 0.70% for preferred rate class and 0.84% to 1.30% for standard rate class for cost of insurance (depending on the rate class of the Insured and Policy accumulation value and duration)
        o 1.53% expense charge during Policy years 1 through 10; 1.14% after Policy Year 10.
   o $10 transfer fee (first 12 transfers per Policy free).
   o Investment advisory fees and fund expenses are deducted from the assets of each Fund.
                            (SEE "CHARGES AND FEES.")
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
                               ACCUMULATION VALUE

    o Accumulation Value is equal to the initial premium and any additional premiums, as adjusted each day the New York Stock Exchange is open to reflect Subaccounts' investment experience, charges deducted and other Policy transactions (such as transfers and partial surrenders).

    o Accumulation Value may vary from day to day. There is no minimum guaranteed Accumulation Value. The Policy may lapse, even if there is no Policy loan. (SEE "THE POLICY: LAPSE AND GRACE PERIOD," AND "DISTRIBUTIONS: POLICY LOANS.")

    o Accumulation Value can be transferred among the Subaccounts and the Fixed Account. SEE "ALLOCATION OF PREMIUM" for rules and limits. Policy loans reduce the amount available for allocations and transfers.

   o Dollar cost averaging and asset rebalancing programs are available. (SEE "ALLOCATION OF PREMIUM.")

    o Accumulation Value is the starting point for calculating certain values under a Policy, such as the Cash Surrender Value and the Death Benefit.
   ----------------------------------------------------------------------------


   -------------------------------------------------------------------------------------------
 ---------------------------------------------     -------------------------------------------
          ACCUMULATION VALUE BENEFITS                             DEATH BENEFITS

  o After the first Policy Year (Date of            o Received income tax free to
    Issue in Indiana), loans may be taken             Beneficiary.  (SEE "TAX MATTERS: LIFE
    for amounts up to 90% of Cash Surrender           INSURANCE QUALIFICATION.")
    Value (100% in Florida) at a net
    interest rate charge of 1.5%.  Preferred        o Available as lump sum or under a
    loans are currently available (with a             variety of payment options.
    net interest rate charge of 0%).  SEE
    "DISTRIBUTIONS: POLICY LOANS"  for rules        o Greater of:
    and limits.
                                                      o  initial Specified Amount plus any
 o  The Policy may be surrendered in full at             later increase and less any later
    any time for its Cash Surrender Value,               decrease; or
    or part of the Accumulation Value may be
    withdrawn. After the first Policy year,           o  Policy's Accumulation Value on the
    up to 15% of the Accumulation Value as               date of the Insured's death
    of the first withdrawal that Policy Year             multiplied by a corridor percentage
    may be withdrawn each Policy year                    for the Insured's attained age.
    without charge.  (SEE "DISTRIBUTIONS;
    SURRENDER AND PARTIAL WITHDRAWALS.")  A        PROCEEDS PAID WOULD BE REDUCED BY ANY
    nine year declining surrender charge of        POLICY LOAN BALANCE AND UNPAID LOAN
    up to 9.5% of each premium paid will           INTEREST.  (SEE "DISTRIBUTIONS:  DEATH
    apply to a full surrender and all other        BENEFIT.")
    partial withdrawals.  (SEE "CHARGES AND
    FEES: SURRENDER CHARGE.")  Federal taxes
    and tax penalties may also apply.  (SEE
    "TAX MATTERS: TAX TREATMENT OF LOANS AND
    OTHER DISTRIBUTIONS.")

 o  Fixed and variable payment options are
 available. (SEE "DISTRIBUTIONS: PAYMENT
 OPTIONS.")
 ---------------------------------------------     -------------------------------------------


    For more detailed information about the Policy, please read the rest of this prospectus.

-----------------------------------------------------------
ABOUT US

    We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926 as United Benefit Life Insurance Company. We changed to our current name in 1981. United of Omaha is a wholly owned subsidiary of Mutual of Omaha Insurance Company. We are principally engaged in the business of issuing life insurance policies, accident and health insurance, and annuity contracts in all States of the United States except New York, the District of Columbia, and in several foreign countries. As of December 31, 1997, United of Omaha had assets of over $9.2 billion.
   We may from time to time publish (in advertisements, sales literature and reports to Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability, and the ratings should not be considered as bearing on the investment performance of assets held in the Variable Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, our claims-paying ability, as measured by Moody's Insurance Credit Report, Standard and Poor's Insurance Ratings Services, or Duff & Phelps may be referred to in such advertisements, sales literature, or reports. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account.

-----------------------------------------------------------
ALLOCATION OF PREMIUMS

     You may allocate all or a part of your Policy premium to one of the Series Fund Portfolios currently available through the Variable Account, to the Fixed Account, to the Systematic Transfer Account (initial premium and rollovers only) or to a combination of these. Allocations must be in whole percentages and total 100%. The investment results of each Portfolio, whose investment objectives are described below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which Portfolio or combination of Portfolios and the Fixed Account is best suited to your long-term investment objectives.

O    THE VARIABLE ACCOUNT
     The Variable Account established for the purpose of providing variable options to fund the Policy is United of Omaha Separate Account B. Amounts allocated to the Variable Account are invested exclusively in shares of a Portfolio of one of the Series Funds. Each Series Fund is an open-end management investment company whose shares are purchased by the Variable Account to fund the benefits provided by the Policy. The Series Fund Portfolios currently available under the Variable Account, including their investment objectives and their investment advisers, are described briefly in this Prospectus. Complete descriptions of each Portfolio's investment objectives and restrictions and other material information relating to an investment in the Portfolio are contained in the prospectuses for each of the Series Funds which accompany this
Prospectus.  ....United of Omaha Separate Account B was established  pursuant to an August 27, 1996, resolution of our Board of Directors. Under Nebraska Insurance Law, the income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account, without regard to other income, gains, or losses of United of Omaha. These assets are held by us for our variable life insurance policies. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. The assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by us. We are, however, responsible for meeting the obligations of the Policy to you.
    The Variable Account Portfolios, while they may have the same or similar names of retail mutual funds, are not the same as those funds. By law, insurance product variable account portfolios and retail mutual funds must be separate investment pools. A variable account portfolio and a retail mutual fund may have similar names, the same or similar investment objective and strategy, and the same investment manager. Even when these similarities exist, however, the investment manager is under no obligation to ensure that the Variable Account Portfolio and the retail mutual fund have duplicate holdings, trading activity or performance. Any similarities in this regard are coincidental, and the performance of the Variable Account Portfolio and retail mutual fund may differ substantially in these areas. The investment manager's obligation is to attempt to achieve the investment objective stated in the prospectus. For information about the performance history of any Variable Account Portfolio, please refer to further disclosure in this Prospectus or in the Series Fund prospectus for that particular  Variable Account Portfolio.  ....No stock certificates are issued to the  Variable  Account  for  shares of the  Series  Funds  held in the  Variable
Account.  We own the Series  Funds  shares  for the  Variable  Account.  ....The
Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and meets the definition of separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account. We do not guarantee the Variable Account's investment performance.

VARIABLE ACCOUNT PORTFOLIOS

     ALGER AMERICAN FUND - ALGER AMERICAN GROWTH PORTFOLIO -- seeks long-term capital appreciation by investing in a diversified portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater. (1)

     ALGER AMERICAN FUND - ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- seeks long-term capital appreciation by investing in a diversified portfolio of equity securities, primarily of smaller, newer companies with total market capitalization of less than $1 billion. The securities in such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.(1) (*)

     INSURANCE MANAGEMENT SERIES - FEDERATED PRIME MONEY FUND II PORTFOLIO -- invests in money market instruments maturing in thirteen months or less to achieve current income consistent with stability of principal and liquidity. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, but there can be no assurance the Portfolio will be able to do so.
    (2)

    INSURANCE MANAGEMENT SERIES - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II PORTFOLIO -- seeks current income by investing in a diversified portfolio limited to U.S. government securities. (2)

     FIDELITY  VARIABLE  INSURANCE  PRODUCTS  FUND II -  FIDELITY  VIP II  ASSET
    MANAGER: GROWTH PORTFOLIO -- seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term fixed-income instruments. Although the Portfolio seeks to reduce its overall risk by diversifying among different types of investments, the fund aggressively invests in a wide variety of security types, including stocks and bonds issued in developing countries and derivative transactions. The Portfolio spreads investment risk by limiting its holdings in any one company or industry.(3, 4) (*)

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND - FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing mainly in income-producing equity securities. In selecting investments, the Portfolio also considers the potential for capital appreciation. The Portfolio seeks to achieve a return that surpasses that of the S&P 500. The Portfolio does not expect to invest in debt securities of companies that do not have proven earnings or credit.(3)

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - FIDELITY CONTRAFUND PORTFOLIO -- seeks to increase the value of the Portfolio over the long term by investing in securities of companies that are undervalued or out-of-favor. This strategy can lead to investments in domestic or foreign companies, many of which may not be well known. The stocks of small companies often involve more risk than those of larger companies. The Portfolio may use various investment techniques to hedge the Portfolio's risk, but there is no guarantee that these strategies will work as intended.(3) (*)

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - FIDELITY INDEX 500 PORTFOLIO -- seeks to match the total return of the S&P 500 while keeping expenses low. The Portfolio utilizes a "passive" or "indexing" approach and tries to allocate its assets similarly to those of the index. Normally 80% (65% if fund assets are below $20 million) of the fund's assets are invested in equity securities of companies that compose the S&P 500. The Standard & Poor's Corporation is neither an affiliate nor a sponsor of the fund.

     MFS VARIABLE INSURANCE TRUST - MFS EMERGING GROWTH PORTFOLIO -- seeks to provide long-term growth of capital through investing primarily in common stocks of emerging growth companies, which involves greater risk than is customarily associated with investments in more established companies. The Portfolio may invest to a limited extent in lower rated fixed income securities or comparable unrated securities.(5) (*)

     MFS VARIABLE INSURANCE TRUST - MFS HIGH INCOME PORTFOLIO -- seeks high current income by investing primarily in a diversified portfolio of fixed income securities, some of which may involve equity features. The Portfolio may invest in lower rated fixed income securities or comparable unrated securities.(5) (*)

     MFS VARIABLE INSURANCE TRUST - MFS RESEARCH PORTFOLIO -- seeks to provide long-term growth of capital and future income by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. No more than 5% of the Portfolio's convertible securities, if any, will consist of securities in lower rated categories or securities believed to be of similar quality to lower rated securities. The Portfolio may invest to a limited extent in lower rated fixed income securities or comparable unrated securities.(5) (*)

    MFS VARIABLE INSURANCE TRUST - MFS VALUE SERIES PORTFOLIO -- seeks capital appreciation by investing primarily in common stocks, including to a limited extent foreign securities which are not traded on a U.S. exchange. The Portfolio may invest to a limited extent in lower rated fixed income securities or comparable unrated securities. (5) (*)

     MFS VARIABLE INSURANCE TRUST - MFS WORLD GOVERNMENT PORTFOLIO -- seeks preservation and growth of capital, together with moderate current income by investing its assets in an internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Portfolio investments are expected to consist primarily of securities which are of relatively high quality and minimal credit risk. However, an error of judgment in selecting a currency or an interest rate environment could result in a loss of capital, and a held security whose quality deteriorates significantly will be sold only if the Portfolio investment adviser believes it is advantageous to do so. (5)

    MORGAN STANLEY UNIVERSAL FUNDS, INC.- MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO. . --seeks long-term capital appreciation by investing primarily in common and preferred stocks and other equity securities of emerging market country issuers. The Adviser's approach is to focus the portfolio's investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. Investing in many such countries is not feasible or may involve unacceptable political risks. Emerging market country securities pose greater liquidity risks and other risks than securities of companies located in developed countries and traded in more established markets. (6)

     MORGAN STANLEY UNIVERSAL FUNDS, INC. - MORGAN STANLEY FIXED INCOME PORTFOLIO. - seeks to achieve above-average total return over a market cycle of three to five years by investing in a diversified portfolio of U.S. Governments and Agencies, corporate bonds, foreign bonds, mortgage backed securities of primarily domestic issuers, and other fixed income securities and derivatives. (7)

    PIONEER VARIABLE CONTRACTS TRUST - PIONEER CAPITAL GROWTH PORTFOLIO -- seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.(8)

    PIONEER VARIABLE CONTRACTS TRUST - PIONEER REAL ESTATE PORTFOLIO -- seeks long-term growth of capital by investing primarily in securities of real estate investment trusts (REITs) and other real estate industry companies. Current income is the Portfolio's secondary investment objective.(8)

    SCUDDER VARIABLE LIFE INVESTMENT FUND - SCUDDER GLOBAL DISCOVERY PORTFOLIO -- seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world, including to a limited extent in lower rated fixed income securities or comparable unrated securities. Since the Portfolio normally will invest in both U.S. and foreign securities markets, changes in the Portfolio's unit value may have a low correlation with movements in the U.S. markets. (9)(*)

    SCUDDER VARIABLE LIFE INVESTMENT FUND - SCUDDER GROWTH & INCOME PORTFOLIO -- seeks long term growth of capital, current income and growth of income by investing primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying higher than average current dividends. (9)

     SCUDDER VARIABLE LIFE INVESTMENT FUND - SCUDDER INTERNATIONAL PORTFOLIO -- seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The Portfolio intends to diversify investments among several countries, and does not intend to concentrate investments in any particular industry.
    (9)

     T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO -- Seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.(11)

     T. ROWE PRICE INTERNATIONAL SERIES, INC. - T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks a total return on its assets from long-term growth of capital and income, by investing substantially all of its assets in common stocks of established non-U.S. companies. (10)

     T. ROWE PRICE FIXED INCOME SERIES, INC. - T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO -- seeks a high level of income consistent with modest price fluctuation by investing primarily in investment grade debt securities.
     (11)

     T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of U.S. growth companies which operate in service industries believed to be above-average performers in their fields. Total return will consist primarily of capital appreciation or depreciation. (11)

     T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO -- seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. There are no limitations on market capitalization or types of stock the Portfolio can hold. While bond holdings are primarily investment grade, the Portfolio can also invest in more volatile below-investment grade bonds.(11) (*)

INVESTMENT ADVISERS AND SUBADVISERS OF THE SERIES FUNDS:
    (1) Fred Alger Management, Inc.
    (2) Federated Advisors.
    (3) Fidelity Management & Research Company.
    (4) Fidelity  Investment  Management and Research  (U.K.) Inc., and Fidelity
        Management  and  Research   Far East   Inc.,  regarding  research    and
        investment recommendations with respect to companies based outside the United States.
    (5) Massachusetts Financial Services Company.
    (6) Morgan Stanley Asset Management, Inc.
    (7) Miller Anderson & Sherrerd, LLP.
    (8) Pioneer Fund Group.
    (9) Scudder Kemper Investments, Inc.
   (10) Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.
   (11) T. Rowe Price Associates, Inc.
-----------------
(*) THESE PORTFOLIOS' INVESTMENT STRATEGIES MAY PROVIDE THE OPPORTUNITY FOR HIGHER THAN AVERAGE RETURNS BY INVESTING IN SECURITIES WITH HIGHER THAN AVERAGE RISK, SUCH AS LOWER AND UNRATED DEBT AND COMPARABLE EQUITY
     INSTRUMENTS.   PLEASE  CONSULT  EACH  PORTFOLIO'S  SERIES  FUND  PROSPECTUS
     ACCOMPANYING THIS PROSPECTUS FOR MORE INFORMATION ABOUT THE RISK ASSOCIATED WITH SUCH INVESTMENTS.

    THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE. MORE DETAILED INFORMATION, INCLUDING A DESCRIPTION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES AND A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN EACH OF THE PORTFOLIOS AND OF EACH PORTFOLIO'S FEES AND EXPENSES, IS CONTAINED IN THE PROSPECTUSES FOR THE SERIES FUNDS, CURRENT COPIES OF WHICH ACCOMPANY THIS PROSPECTUS. INFORMATION CONTAINED IN THE SERIES FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING IN A PORTFOLIO OF THE VARIABLE ACCOUNT.

    An investment in the Variable Account, or in any Portfolio, including the Money Market Portfolio, is not insured or guaranteed by the U.S. Government, and there is no assurance that the Money Market Portfolio will be able to maintain a stable net asset value per share.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
    We do not control the Series Funds and cannot and do not guarantee that any of the Portfolios will always be available for Premium allocations or
Accumulation Value transfers. We retain the right, subject to any applicable law, to make certain changes in the Variable Account and its investments. We reserve the right to eliminate the shares of any Portfolio held by a Subaccount and to substitute shares of another Portfolio of a Series Fund, or of another registered open-end management investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in our judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Variable Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Subaccount will not be made without prior notice to you and the prior approval of the SEC. If required, approval of or change of any investment policy will be filed with the Insurance Department of any State in which the Policy is sold.
    New Subaccounts may be established, or existing Subaccounts eliminated, when, in our sole discretion, marketing, tax, investment or other conditions warrant such a change. If a Subaccount is eliminated, we will notify you and request a reallocation of the amounts invested in the eliminated Subaccount. If you do not reallocate these amounts, we will reinvest them in the Subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments).
    In the event of any such substitution or change, we may make changes in the Policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, the Variable Account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may transfer the assets of the Variable Account associated with the Policies to another account or accounts.

O   THE FIXED ACCOUNT AND SYSTEMATIC TRANSFER ACCOUNT
    This Prospectus is intended to serve as a disclosure document only for the Policy and the Variable Account. For complete details regarding the Fixed Account and the Systematic Transfer Account, see the Policy itself.
        The Systematic Transfer Account is the fixed account option used if you elect at the time of application to participate in the Systematic Transfer Enrollment Program ("STEP program"), which is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the subaccounts which are chosen at the time of application. The allocation and the predetermined dollar amount may not be changed. You must make a minimum allocation of $5,000 to the Systematic Transfer Account in order to participate in the STEP program. No additional funds (other than funds designated in the application to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 transfer) may be allocated to the Systematic Transfer Account after the date of policy issue. PREMIUM ALLOCATED TO THE SYSTEMATIC TRANSFER ACCOUNT AND PREMIUM ALLOCATED AND AMOUNTS TRANSFERRED TO THE FIXED ACCOUNT BECOME PART OF THE GENERAL ACCOUNT ASSETS OF UNITED OF OMAHA. INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"), NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE GENERAL ACCOUNT NOR ANY INTERESTS THEREIN IS GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS, AND WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED ACCOUNT.
    The Fixed Account and the Systematic Transfer Account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate Premium to the Fixed Account or transfer amounts from the Variable Account to the Fixed Account. Instead of you bearing the investment risk, as is the case for accumulation value in the Variable Account, we bear the full investment risk for all accumulation value in the Fixed Account. We have sole discretion to invest the assets of our general account, including the Fixed Account, subject to applicable law.
    We guarantee to credit interest to amounts in the Fixed Account and the Systematic Transfer Account at an effective rate of at least 4.5% per year. (After the expense charge is applied, the net effective rate is 2.97% for Policy years 1-10, and 3.36% for Policy years 11 and subsequent. We may, IN OUR SOLE DISCRETION, credit amounts in the Fixed Account and the Systematic Transfer Account with interest at a current interest rate in excess of 4.5%. Different amounts of interest may be credited to the Systematic Transfer Account and the Fixed Account. ONE TRANSFER OUT OF THE FIXED ACCOUNT IS ALLOWED EACH POLICY YEAR. (This limit does not apply under the Dollar Cost Averaging or Asset Allocation programs). Moreover, the maximum amount that can be transferred out of the Fixed Account during any Policy Year is 10% of Fixed Account value on the date of the transfer. No charge is imposed on such transfers. Funds allocated to the Systematic Transfer Account must be completely transferred to subaccounts or the Fixed Account within 13 months of deposit. Such transfers from the Systematic Transfer Account do not count toward the 12 free transfers between subaccounts or to the Fixed Account allowed each Policy year. You may not transfer funds to the Systematic Transfer Account. We reserve the right to modify transfer privileges at any time. (SEE "ALLOCATION OF PREMIUM:
TRANSFERS.") Partial withdrawals from the Fixed Account are limited to a pro rata amount (with withdrawals from the Variable Account). Withdrawals and transfers from the Fixed Account and the Systematic Transfer Account may be delayed for up to six months, and withdrawals may be subject to a Surrender Charge. (SEE "CHARGES AND FEES: SURRENDER CHARGES.") For purposes of crediting interest, the most recent payment or transfer into the Fixed Account, plus interest allocable to that payment or transfer, is considered to be withdrawn or transferred out first; the next oldest payment plus interest is considered to be transferred out next, and so on (this is a "first-in, first-out" procedure).
    We guarantee that, upon Death or the Policy Maturity Date, the amount in your Fixed Account or Systematic Transfer Account will be not be less than the amount of Premium allocated or Accumulation Value transferred to the Fixed Account or Systematic Transfer Account, plus interest at an effective rate of 4.5% per year, plus any excess interest credited to amounts in the Fixed Account or Systematic Transfer Account, less any applicable premium or other taxes allocable to the Fixed Account or Systematic Transfer Account, less that part of the Monthly Deduction allocable to the Fixed Account or Systematic Transfer Account and less any amounts deducted from the Fixed Account or Systematic Transfer Account in connection with partial withdrawals (including any Surrender Charges) or transfers to the Variable Account or to the Loan Account.

    WE HAVE COMPLETE AND SOLE DISCRETION TO DETERMINE THE CURRENT INTEREST RATES OF THE FIXED ACCOUNT AND THE SYSTEMATIC TRANSFER ACCOUNT. THE RATE OF INTEREST CREDITED TO EACH DEPOSIT INTO THE SYSTEMATIC TRANSFER ACCOUNT IS FIXED ON THE DATE OF EACH DEPOSIT. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE CURRENT INTEREST RATES OF THE FIXED ACCOUNT AND THE SYSTEMATIC TRANSFER ACCOUNT, EXCEPT TO GUARANTEE THAT FUTURE CURRENT INTEREST RATES WILL NOT BE BELOW AN EFFECTIVE RATE OF 4.5% PER YEAR COMPOUNDED ANNUALLY. YOU BEAR THE RISK THAT CURRENT INTEREST RATES OF THE FIXED ACCOUNT AND THE SYSTEMATIC TRANSFER ACCOUNT WILL NOT EXCEED AN EFFECTIVE RATE OF 4.5% PER YEAR.

O   TRANSFERS
    Subject to the limitations and restrictions described below, transfers out of a Subaccount of the Variable Account may be made any time after the Right to Examine period and prior to death or the Policy Maturity Date, by sending written notice, signed by you, to us. Transfers also may be requested by telephone, subject to the provisions described below under "THE POLICY:
TELEPHONE TRANSACTIONS." We reserve the right, at any time and without notice to any party, to modify the transfer privileges under the Policy. Transfers are effective on the date we receive your request.
    After the Right to Examine period, you can transfer Accumulation Value from one Subaccount of the Variable Account to another, or from the Variable Account to the Fixed Account, or from the Fixed Account or the Systematic Transfer Account to any Subaccount of the Variable Account within certain limits. The minimum amount which may be transferred is the lesser of $500 or the entire Subaccount Value. If the Subaccount Value remaining after a transfer is less than $500, we will include that amount as part of the transfer. Transfers out of a Subaccount currently may be made as often as you wish, subject to the minimum amount specified above (we reserve the right to otherwise limit or restrict transfers in the future or to eliminate the transfer privilege). We reserve the right to restrict transfers from the Variable Account to the Fixed Account of amounts previously transferred from the Fixed Account for up to six months.
    A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred. The first 12 transfers each Policy year are free.
    Transfers from the Fixed Account currently may be made only once each Policy Year. Transfers from the Fixed Account do not count toward the 12 free transfer limit described above, and no transfer charge will be imposed on transfers from the Fixed Account. Moreover, the maximum amount that can be transferred out of the Fixed Account during any Policy Year is 10% of the Fixed Account Value on the date of the transfer.
    All funds allocated to the Systematic Transfer Account will be automatically transferred to subaccounts or the Fixed Account within 13 months of deposit pursuant to your allocation instructions but at a monthly rate of not less than 1/12th of the amount allocated to the Systematic Transfer Account. Transfers from the Systematic Transfer Account do not count toward the 12 free transfer limit described above, and no transfer charge will be imposed on transfers from the Systematic Transfer Account. The Policy is designed as a long-term investment to provide death benefit protection, and may also be used as a part of your retirement or other financial planning. The Policy is not intended for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management (which could occur, for example, if it caused excessive commission expense or caused the manager to keep higher cash reserves than otherwise). Therefore, we reserve the right to limit the number of transfers from the Subaccounts of the Variable Account and the Fixed Account if: (a) we believe that excessive trading by the Policy Owner or a specific transfer request would have a detrimental effect on Accumulation Value or the share prices of the Portfolios; or (b) we are informed by one or more of the Series Funds that the purchase or redemption of shares is to be restricted because of excessive trading or a transfer or group of transfers is deemed to have a detrimental effect on share prices of one or more Portfolios or the Variable Account.
    Where permitted by law, we may accept your authorization of third party reallocation on your behalf, subject to our rules. We may suspend or cancel such acceptance at any time. For example, third party reallocation by "market timers" could be suspended if they cause harm to other Policy Owners. We will notify you of any such suspension or cancellation. We may restrict the availability of Subaccounts and the Fixed Account for Transfers during any period in which you authorize such third party to act on your behalf. We will give you prior notification of any such restrictions. However, we will not enforce such restrictions if we are provided with satisfactory evidence that: (a) such third party has been appointed by a court of competent jurisdiction to act on your behalf; or (b) such third party has been appointed by you to act on your behalf for all your financial affairs.

O   DOLLAR COST AVERAGING
    Dollar cost averaging is a process whose objective is to shield investments from short term price fluctuations. Since the same dollar amount is transferred to selected Subaccounts each month, over time more purchases of Portfolio shares are made when the value of those shares is low, and fewer shares are purchased when the value is high. As a result, a lower than average cost of purchases may be achieved over the long term. While this process allows you to take advantage of investment price fluctuations, it does not assure a profit or protect against a loss in declining markets.
    Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a predetermined amount or percentage specified by you from any one Subaccount or the Fixed Account to any Subaccount(s) of the Variable Account. The automatic transfers can occur monthly, quarterly, semi-annually, or annually, and the amount transferred each time must be at least $100 and must be $50 per Subaccount. At the time the program begins, there must be at least $5,000 of Accumulation Value in the applicable Subaccount or the Fixed Account being transferred from. If transfers are made from the Fixed Account, the maximum periodic transfer amount is 10% of that account's value at the time of the first Dollar Cost Averaging Transfer. There is no maximum transfer amount requirement out of the Subaccounts of the Variable Account.
   If a percentage is specified for Dollar Cost Averaging transfers, the percentage is calculated on the date each transfer is processed. This means the amount of the transfer may vary with each transaction, and is dependent upon the Accumulation Value of the Subaccount(s) or Fixed Account from which the transfer is to be made. If a predetermined dollar amount is specified for Dollar Cost Averaging transfers, the amount of the transfer will not vary with each transaction regardless of changes in the Accumulation Value of the Subaccount(s) or Fixed Account from which transfers are made. The predetermined dollar amount may be changed by providing written notice to us.
     You can request participation in the Dollar Cost Averaging program when purchasing the Policy or at a later date. Dollar Cost Averaging program transfers cannot begin before the end of a Policy's free look (a/k/a "right to examine") period. Transfers will begin on the 1st through the 28th day (or, if not a Valuation Date, the next following Valuation Date), as specified by you, following the Policy's free look period. If no date is selected, the Dollar Cost Averaging program will begin on the next Policy monthly anniversary following the date the Policy's free look period ends. You can specify that only a certain number of transfers will be made, in which case the program will terminate when that number of transfers has been made. Otherwise, the program will terminate when the amount remaining in the applicable Subaccount or, if applicable, the Fixed Account, is less than $500.
     You can increase or decrease the amount or percentage of the transfers or discontinue the program by notifying us of the change. There is no charge for participation in this program.

    SYSTEMATIC TRANSFER ENROLLMENT PROGRAM ("STEP PROGRAM")
   At the time of application you may elect to participate in the Systematic Transfer Enrollment Program to automatically transfer funds on a monthly basis from the Systematic Transfer Account to any of the Subaccounts of the Variable Account or to the Fixed Account which you chose at the time of application. At the time the program begins, there must be at least $5,000 of Accumulation Value in the Systematic Transfer Account, and the monthly dollar amount to be transferred must be no less than 1/12th of the amount sufficient to transfer the entire amount in the Systematic Transfer Account within 13 months of deposit, and must allocate at least $50 per Subaccount. The allocation and the dollar amount to be transferred each month may not be changed. No new purchase payments (other than funds designated in the application to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 transfer) may be allocated to this account after the Policy Date of Issue. No transfers may be made into the Systematic Transfer Account. There is no charge for participation in this program.
   Like the Dollar Cost Averaging program, the STEP program results in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that the STEP program will result in higher Accumulation Value or otherwise be successful. The STEP program is designed for the Policy Owner who desires to have most of the Owner's Policy funds allocated to Subaccounts of the Variable Account within a 13 month period by using dollar cost averaging concepts; if your desire is to move Policy funds from a guaranteed interest fixed account into subaccounts of the Variable Account over a longer time period using the same concepts, you should use the Dollar Cost Averaging program. Under the STEP program, all funds remaining in the Systematic Transfer Account on the date of the 13th monthly transfer date will be transferred to the Subaccounts designated by you in a pro rata amount consistent with your allocation instructions.
   STEP program transfers cannot begin before the end of the Policy's free look (a/k/a "right to examine") period. Transfers will begin on the 1st through the 28th day (or, if not a Valuation Date, the next following Valuation Date), as specified by you, following the free look period. If no date is selected, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's free look period ends. The program will terminate the earlier of the date when the amount in the Systematic Transfer Account have been fully transferred or the date of the 13th monthly STEP program transfer.

O   ASSET ALLOCATION PROGRAM
    Under the Asset Allocation Program, you can instruct us to allocate premium and Accumulation Value among the Subaccounts of the Variable Account and the Fixed Account pursuant to allocation instructions you specify. We will rebalance your Policy's assets on a quarterly, semi-annual or annual basis (measured from the Policy Date), as specified by you, to ensure conformity with your allocation instructions. Such asset rebalancing is intended to transfer cash value from Subaccounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you to "buy low and sell high," although there can be no assurance this objective will be achieved.
    Transfers of Accumulation Value made pursuant to this program will not be counted in determining whether the Transfer Fee applies. At the time the program begins, there must be at least $20,000 of Accumulation Value under the Policy.
    The asset allocations are divided into 5 asset allocation models, with subaccount allocations in each. The 5 models are: Principal Preserver (conservative), Portfolio Protector (moderately conservative), Income Builder (moderate), Capital Accumulator (moderately aggressive), and Equity Maximizer (aggressive). We use the services of Ibbotson Associates to develop subaccount allocations for each model. Ibbotson Associates is a Chicago-based investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the subaccount portfolios) to quantify the benefits of diversification for particular investment profiles.
    The current subaccount allocations for each asset allocation model are as follows:


------------------------------ ------------------------------------------------------------------------

                                                       ASSET ALLOCATION MODEL
                                                             ALLOCATIONS
------------------------------ ------------------------------------------------------------------------
------------------------------ -------------- -------------- ------------- -------------- -------------
          PORTFOLIO              PRINCIPAL      PORTFOLIO        INCOME        CAPITAL        EQUITY
     (LISTED AGGRESSIVE          CONSERVER      PROTECTOR      BUILDER      ACCUMULATOR    MAXIMIZER
                               (CONSERVATIVE)  (MODERATELY    (MODERATE)    (MODERATELY   (AGGRESSIVE)
       TO CONSERVATIVE                        CONSERVATIVE)                 AGGRESSIVE)
                                     %              %             %              %             %
------------------------------ -------------- -------------- ------------- -------------- -------------
Alger American Small
Capitalization                                      5             4             10             12
Pioneer Real Estate Growth                                        4              5             6
T.Rowe Price International           6             13                           22             25
Scudder International                                             16
MFS High Income                      4              5             5
T.Rowe Price New America
Growth                                                                                         10
MFS Value Series                                    5             10            15             10
Fidelity VIP II Index 500            5             10             15            12             16
T.Rowe Price Equity Income                         10                           20
Fidelity VIP Equity Income           8                            16                           16
MFS World Government                 3              5             5
Federated Fund for U.S.
Government Securities                                                                          5
T.Rowe Price Limited-Term
Bond                                50             37             20            16
Morgan Stanley Fixed Income
Bond                                 5
Federated Prime Money Fund II       19             10             5
------------------------------ -------------- -------------- ------------- -------------- -------------


    You can request participation in the Asset Allocation Program when purchasing the Policy or at a later date. You can change your allocation percentage or discontinue the program by notifying us of the change. There is no charge for participation in this program.

-----------------------------------------------------------
THE POLICY

O   POLICY APPLICATION AND ISSUANCE
    To purchase a Policy, you must submit an application and provide evidence of insurability of the proposed Insured. The initial premium also must be paid before we will issue the Policy. We will not issue a Policy if the Insured is older than age 90. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject an application or premium for any reason. If a Policy is not issued, we will return any premium payment you submitted. If a Policy is issued, it will be effective on the date of issue.

O   PREMIUM PAYMENTS
    The minimum initial premium for a Policy is $20,000. Your initial premium will be credited to the Policy on the date the Policy is issued. Premiums will be allocated to the Money Market portfolio until the Allocation Date. You may purchase a Policy with the proceeds of another life insurance policy, provided that the following conditions are met. First, the applicable application forms are completed. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH A POLICY.
    Additional payments may be made until the Insured attains age 90, subject to our underwriting requirements and the following rules. Except with respect to additional payments required in a grace period, an additional payment must be at least $5,000, and only one additional payment may be made each Policy Year. A payment received after issuance of the Policy while a loan is outstanding generally is treated first as repayment of Policy loan interest, second as repayment of a Policy loan, and last as additional Premium, unless you designate otherwise in writing when submitting the payment to us.
    No additional Premium payments may be made on or after age 90 of the Insured, except as may be required in a grace period. The tax consequences associated with continuing a Policy beyond age 90 of the Insured are unclear. A tax advisor should be consulted on this issue.
     Because any additional premium payment will result in an increase in the Policy's Specified Amount, we will require satisfactory evidence of insurability before accepting additional premiums after the date of issue. However, we reserve the right to reject an additional payment for any reason. If additional Premium is accepted, we will credit it to your Policy's Accumulation Value pursuant to your current accumulation instructions, unless you provide other instructions as of the date underwriting was completed.

O   LAPSE AND GRACE PERIOD
    If there is no outstanding Policy loan, the Policy will lapse if, on a Monthly Deduction Date, the Accumulation Value is insufficient to cover the Monthly Deduction due on that date (subject to the Guaranteed Death Benefit provision; SEE "DISTRIBUTIONS: GUARANTEED DEATH BENEFIT"), and a grace period expires without a sufficient premium payment. If there is an outstanding loan, the Policy will lapse on any Monthly Deduction Date when the Cash Surrender Value is insufficient to cover the Monthly Deduction and any loan interest due, subject to the Grace Period provision. We allow you a 61 day grace period to make a premium payment sufficient to cover the Monthly Deduction and any loan interest due. The grace period begins the day we mail notice to you of the insufficiency. The Policy will terminate as of the first day of the grace period if necessary additional premium is not paid.
    Payment received during the grace period is first applied to repay Policy debt before the remaining amount of the payment is applied as additional Premium to keep the Policy in force.
    Insurance coverage continues during the grace period, but the Policy will be deemed to have no Accumulation Value for purposes of Policy loans, surrender and withdrawals. If the Insured dies during the grace period, the Death Benefit proceeds payable during the grace period will equal the amount of the Death Benefit in effect immediately prior to the commencement of the grace period less any due and unpaid Monthly Deduction. A lapse of the Policy may result in adverse tax consequences.

O   REINSTATEMENT
    If the Policy is terminated during the Insured's life because a grace period ended without a sufficient payment being made, the Policy may be reinstated. Reinstatement must occur within five years of the expiration of the grace period and prior to the Maturity Date. To reinstate, we must receive: (a) a written application signed by you and the Insured; (b) satisfactory evidence that the Insured is insurable; (c) payment of an amount sufficient to continue the Policy in force for three months; and (d) repayment or reinstatement of any outstanding Policy loan along with unpaid loan interest from the date of lapse. Upon reinstatement, Surrender Charges, if any, will be re-established as of the original date of issue.

O   TELEPHONE TRANSACTIONS
     You may make transfers, partial withdrawals of $10,000 or less, and/or change the allocation of subsequent Premium payments, by telephone if you previously authorized telephone transactions in writing to us. (Requests to withdraw amounts exceeding $10,000 must be made in writing, signed by you.) We will not be liable for following instructions communicated by telephone that we believe to be genuine. However, we will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we fail to do so, we may be liable for any losses due to unauthorized or fraudulent instructions. All telephone requests will be recorded on voice recorder equipment for your protection. When making telephone requests, you will be required to provide your social security number and/or other information for identification purposes.
     Telephone requests must be received by us no later than the close of the New York Stock Exchange ("NYSE")(usually 3:00 p.m. Central time) in order to be processed that day. Telephone transfer requests received later will be processed the next day the NYSE is open. The telephone transaction privilege may be discontinued at any time as to some or all Policy Owners.

O    MATURITY DATE
     The Policy's maturity date is the Policy Anniversary next following the Insured's 100th birthday. On the maturity date we will pay you the Policy's Accumulation Value, less any loan and unpaid loan interest, if (a) the Insured is then living; (b) this Policy is in force; and (c) coverage beyond maturity is not elected. The Policy may terminate prior to the maturity date if the premiums paid are insufficient to continue this Policy in force. If the Policy does continue in force to the maturity date, it is possible there will be little or no Cash Surrender Value at that time. Policy values will be affected by the investment experience of the Variable Account and to the extent cost of insurance charges are more favorable than guaranteed charges.

-----------------------------------------------------------
DISTRIBUTIONS

O   POLICY LOANS
     After the first Policy Year (from the Date of Issue in Indiana), you may obtain a loan for up to 90% of the Cash Surrender Value (100% in Florida) less loan interest to the end of the Policy Year, and less the Monthly Deduction amount sufficient to continue this Policy in force for one month. This Policy must be assigned to us as sole security for the loan. We will transfer all loan amounts from the Fixed Account, the Systematic Transfer Account and the Subaccounts to the Loan Account. The amounts will be transferred on a pro rata basis.
    Loan interest is payable at a rate of 5.7% in advance (6.0% effective annual rate). Interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from the Fixed Account, the Systematic Transfer Account and the Subaccounts, to the Loan Account on a pro rata basis. We will credit 4.5% interest to any amounts in the Loan Account, except amounts equal to a Preferred Loan as described below, for a net annual Loan interest rate of 1.5%.
    The death benefit will be reduced by the amount of any loan outstanding on the date of the Insured's death. We may defer making a loan for six months unless the loan is to pay premiums to us.
    A Preferred Loan is available on any date when the sum of the Cash Surrender Value plus any outstanding non-preferred loans exceeds the total of all premiums paid since issue. The amount available for a Preferred Loan is the amount of such excess. A Preferred Loan will be credited with 6% interest, for a net annual Preferred Loan interest rate of 0%. It is unclear whether a Preferred Loan will be respected for tax purposes, and a tax advisor should be consulted before effective such a Preferred Loan.
    All or part of a loan may be repaid at any time while the Policy is in force. The amount of a loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and the Subaccounts in the same percentages as premiums are currently allocated.

O   SURRENDER
    While the Insured is alive, you may terminate this Policy for its Cash Surrender Value. If you request a cash surrender, the Policy must be returned to us to receive the Cash Surrender Value
    With regard to amounts allocated to the Fixed Account and the Systematic Transfer Account, the Cash Surrender Value will be equal to or greater than the minimum Cash Surrender Values required by the State in which this Policy was delivered. The value is based on the Commissioners 1980 Standard Mortality Table, the insured's age at last birthday, with interest at 4.5%. The maximum applicable Surrender Charge is 9.50% (SEE "CHARGES AND FEES.") Also, Surrenders are taxable and a 10% federal tax penalty may apply. (SEE "TAX MATTERS.") We may defer payment of a cash surrender from the Fixed Account or the Systematic Transfer Account for up to six months.

o   PARTIAL WITHDRAWALS
    After the first Policy Year, you may withdraw part of the Accumulation Value. Withdrawals are made first from earnings and then from Premiums paid, beginning with the earliest Premium payment. The minimum partial withdrawal amount is $500. The maximum partial withdrawal amount is an amount such that the remaining Accumulation Value is not less than $20,000.
    Each Policy year you may withdraw, without a surrender charge, the greater of:
      (a) 15% of the Accumulation Value as of the first withdrawal that Policy year; or
      (b) that portion of the Accumulation Value which is in excess of total premiums paid.
Partial withdrawals in excess of this amount may be subject to a Surrender Charge of up to 9.5%. The Surrender Charge is a percentage of the premiums withdrawn. The applicable percentage varies according to the length of time since the premium was paid. The percentages are shown on the data pages.
    The amount of cash withdrawal requested and any Surrender Charge will be deducted from the Accumulation Value on the date we receive your written request. Partial withdrawals will result in cancellation of Accumulation Units from each applicable Subaccount. In the absence of instructions from you, amounts will be deducted from the Subaccounts, the Fixed Account and the Systematic Transfer Account on a pro rata basis. No more than a pro rata amount may be withdrawn from the Fixed Account and the Systematic Transfer Account for a partial withdrawal. Withdrawals from the Systematic Transfer Account will not affect the minimum monthly transfer amount from that Account, so will cause the total amount to be transferred to be completed in less time than originally anticipated. We reserve the right to defer withdrawals from the Fixed Account and the Systematic Transfer Account for up to six months from the date we receive your written request.
    The Specified Amount will be reduced in the same proportion as the Accumulation Value is reduced as a result of any partial withdrawal.

O   DEATH BENEFIT
    The death benefit equals the greater of:
    (a) the initial Specified Amount plus any later increase and less any later decrease; or
    (b) the policy's Accumulation Value on the date of death multiplied by the corridor percentage from the table shown below for the Insured's attained age;
less any outstanding loans and unpaid loan interest. To determine the initial specified amount, multiply the single premium amount by the corresponding issue age premium factor; deposits after issue will increase the specified amount by the amount of the additional deposit multiplied by the attained age premium factor.

---------------------------------------------------------
Attained  Corridor  Attained Corridor  Attained Corridor
   Age    Percentage  Age   Percentage  Age    Percentage
  0-40      250%      54      157%       68      117%
   41       243%      55      150%       69      116%
   42       236%      56      146%       70      115%
   43       229%      57      142%       71      113%
   44       222%      58      138%       72      111%
   45       215%      59      134%       73      109%
   46       209%      60      130%       74      107%
   47       203%      61      128%     75-90     105%
   48        197%     62      126%       91      104%
   49        191%     63      124%       92      103%
   50        185%     64      122%       93      102%
   51        178%     65      120%       94      101%
   52        171%     66      119%     95-100    100%
   53        164%     67      118%      100+     101%
---------------------------------------------------------

O   GUARANTEED DEATH BENEFIT
    If no Policy loans are taken, we guarantee coverage will remain in force until the 15th policy anniversary (or the maximum lesser duration your State allows) or the policy anniversary next following the Insured's 75th (70th in Texas) birthday, whichever is earlier.

O   PAYMENT OF PROCEEDS
    While the Insured is alive, you may choose to have Proceeds that become payable paid under any combination of the fixed and variable payout options shown in this Policy. (In Maryland only fixed payout options are available.) A Beneficiary may also have the Death Benefit applied to a payout option. If another option is not chosen within 60 days of the date we receive due proof of death, we will make payment in a lump sum.

    We reserve the right to pay the Proceeds in one sum when it is less than $2,000, or when the option of payment chosen would result in periodic payments of less than $20. Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us. Any option chosen will be effective when we acknowledge it.
    We may require proof of your age or survival or the age or survival of the Payee.
    The guaranteed minimum interest rate used in the fixed payout options is 3%. We may pay or credit additional interest annually.
    When the last Payee dies, we will pay to the estate of that Payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed option.

FIXED PAYMENTS
    Fixed payments are available under all six Payout Options below. The Proceeds will be transferred to our general account, and the Payments will be fixed in amount by the provisions selected and the age and sex (if consideration of sex is allowed) of the Payee. The guaranteed effective annual interest rate used in the Payout Options is 3%. We may, at our sole discretion, declare additional interest to be paid or credited annually for Payout Options 1, 2, 3, or 6. The guaranteed amounts are based on the 1983a Mortality Table, and 3% guaranteed interest rate.
Current amounts may be obtained from us.

VARIABLE PAYMENTS
    Only Payout Options 2, 4, and 6 are available for variable payments. The dollar amount of the first monthly payment will be determined by applying the Proceeds allocated to variable Subaccounts to the Variable Payout Options table shown in the Policy applicable to the Payout Option chosen. The tables are determined from the 1983a Mortality Table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the accumulation value of each Subaccount is applied separately to the applicable table to determine the amount of the first payment attributable to that particular Subaccount.
    All variable payments other than the first will vary in amount according to the investment performance of the applicable Subaccounts. The amount of each subsequent payment equals the number of Variable Payment Units for each Subaccount as determined for the first payment, multiplied by the value of a Variable Payment Unit for that Subaccount 10 days prior to the date the variable payment is due. This amount may increase or decrease from month to month.
    If the net investment return of a Subaccount for a payment period is equal to the pro-rated portion of the 4% annual assumed investment rate, the variable payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 4% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 4%, the payment for that period will be less than the payment for the prior period. A charge equal on an annual basis to 1.20% of the daily net asset value of the Variable Account is deducted to compensate us for the administrative costs associated with the variable payment options.

TRANSFERS BETWEEN FIXED AND VARIABLE SUBACCOUNTS
    The Payee may exchange the value of a designated number of Variable Payment Units of a particular Subaccount into other Variable Payment Units, the value of which would be such that the dollar amount of a payment made on the date of the exchange would be unaffected by the fact of the exchange. No more than four (4) exchanges may be made within each Policy year.
    Transfers may be made between Subaccounts and from a Subaccount to the Fixed Account. No exchanges may be made from the Fixed Account to the variable Subaccounts. Transfers will be made using the variable payment unit values for the Valuation Period during which any request is received by us.

O   PAYMENT OPTIONS

     OPTION 1 -- PROCEEDS HELD ON DEPOSIT AT INTEREST. While the Proceeds are held by us, we will annually:
    (a)  pay interest to the Payee; or
    (b)  add interest to the Proceeds.
     OPTION 2 -- INCOME OF A SPECIFIED AMOUNT. We will pay the Proceeds in monthly installments of a specified amount until the Proceeds, with interest, have been fully paid.
     OPTION 3 -- INCOME FOR A SPECIFIED PERIOD. We will pay the Proceeds in installments for the number of years you choose. The monthly incomes for each $1,000 of Proceeds, shown in the table set forth in the Policy, include interest. We will provide the income amounts for payments other than monthly upon request.
     OPTION 4 -- LIFETIME INCOME. We will pay the Proceeds as a monthly income for as long as the Payee lives. The following guarantees are available:
GUARANTEED PERIOD - The monthly income will be paid for a certain number of years and as long thereafter as the Payee lives; or

GUARANTEED AMOUNT  (INSTALLMENT  REFUND) - The monthly income will be paid until the sum of all payments equals the Proceeds placed under this option and as long thereafter as the Payee lives. If a fixed Payment Option is chosen, the monthly income will be the amount computed using either the Lifetime Monthly Income Table set forth in the Policy (which is based on the 1983a Mortality Table and interest at 3% or, if more favorable to the Payee, our then current lifetime monthly income rates for payment of Proceeds. If a variable Payout Option is chosen, all variable payments, other than the first variable payment, will vary in amount according to the investment performance of the applicable Subaccounts. NOTE CAREFULLY. If no guarantee is elected, then IT WOULD BE POSSIBLE FOR ONLY ONE PAYMENT TO BE MADE if the Payee(s) were to die before the due date of the second payment; only two Payments if the Payee(s) were to die before the due date of the third payment; and so forth. When the last Payee dies, we will pay to the estate of that Payee any remaining guaranteed Payments under a fixed payout option.
     OPTION 5 -- LUMP SUM.  The Proceeds will be paid in one sum.
     OPTION 6 -- ALTERNATIVE SCHEDULE. Upon request and if available, we will provide payments for other options, including joint and survivor periods. Certain options may not be available in some States.
If variable payments are being made under Option 2 or 6 and do not involve life contingencies, then you may surrender the Policy and receive the commuted value of any unpaid payments.

    Additional information about any Payout Option may be obtained by contacting us.

-----------------------------------------------------------
CHARGES AND FEES

O   CHARGES DEDUCTED UNDER THE POLICY

DEDUCTIONS FROM INITIAL PREMIUM
    We deduct no charges from Premium before allocation to the Variable Account, although the Monthly Deduction includes deductions for cost of insurance charges and for expense charges, and a Surrender Charge based on Premium may apply to surrenders or partial withdrawals during the Surrender Charge period.

MONTHLY DEDUCTION

     We deduct a charge from the entire Accumulation Value on each Monthly Deduction Date. This Monthly Deduction equals the cost of insurance charge* for the current month, plus the expense charge (annualized charge is 1.53% for the first ten Policy Years and 1.14% for Policy Years thereafter).
-----------------
* No cost of insurance charge is deducted on or after the Policy Anniversary when the age of the Insured is equal to 100.

    Each charge is calculated as a percentage of Accumulation Value (including amounts of Accumulation Value moved to the Loan Account as collateral for Policy loans) in the following manner: first, all charges are calculated, based on the Accumulation Value on the Monthly Deduction Date (before monthly charges are deducted, but reflecting charges deducted from Subaccount assets), and then deducted. The Monthly Deduction is deducted pro rata from the Accumulation Value in the Subaccounts, the Fixed Account, the Systematic Transfer Account and the Loan Account.

CHARGES DEDUCTED ON SURRENDER OR PARTIAL WITHDRAWAL
    If the Policy is surrendered or lapses or a partial withdrawal is taken during the Surrender Charge period (which is the first nine Years after each premium payment), a Surrender Charge may be deducted. This charge declines over the course of the Surrender Charge period. Any Surrender Charge deduction is deducted pro rata from the Accumulation Value in the Subaccounts, the Fixed Account and the Systematic Transfer Account.

O   MORE INFORMATION ABOUT THE ABOVE CHARGES

SURRENDER CHARGE
    If a Policy is totally surrendered or lapses or a partial withdrawal is made, we may deduct a Surrender Charge from the amount requested to be surrendered. The percentage varies according to the length of time since each premium was paid. Any applicable Surrender Charge will be deducted on a full surrender or a partial withdrawal. The Surrender Charge period and the amount of the Surrender Charge are shown in the following table:

      YEARS SINCE
PREMIUM PAYMENT       SURRENDER CHARGE
---------------       ----------------
        1                    9.50%
        2                    9.50
        3                    9.50
        4                    9.00
        5                    7.50
        6                    6.00
        7                    4.50
        8                    3.00
        9                    1.50
     10 & later               0

WAIVER OF SURRENDER CHARGE
     We will waive the Surrender Charge upon partial withdrawals and surrenders in the event you become confined to a hospital or nursing home, disabled, diagnosed with a terminal illness or unemployed, become an organ transplant donor or recipient, experience significant damage to your residence, or upon the death of your spouse or minor dependent. Not all waivers are available in all States. Those waivers and any restrictions associated with such waivers are set forth below:
     NURSING HOME WAIVER. The Surrender Charge will not be imposed as a result of any withdrawal made pursuant to your confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days: (a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and (e) a Medicare certified long term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days of the last day of confinement to such facility. Proof of confinement must be provided.
     We will not accept any additional premium payments under the Policy once the Nursing Home Waiver has been elected. The Nursing Home Waiver may not be available in all States.
     DISABILITY WAIVER. The Surrender Charge will not be imposed upon any withdrawal where you are physically disabled. We may require proof of such disability including, in most States, written confirmation of receipt and approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have you examined by a licensed physician to verify such disability.
     We will not accept any additional premium payments under a Policy once the Disability Waiver has been elected. The Disability Waiver is not available if you are receiving Social Security Disability Benefits on the date of issue or are age 65 or older. The Disability Waiver may not be available in all States.
     TERMINAL ILLNESS WAIVER. We will waive the Surrender Charge for any withdrawal where you are diagnosed with a terminal illness. We may require proof of such illness including written confirmation from a licensed physician. We reserve the right to have you examined by a licensed physician to confirm such a diagnosis.
     We will not accept any additional premium payments under a Policy once the Terminal Illness Waiver has been elected. The Terminal Illness Waiver is not available if you are diagnosed with a terminal illness prior to or on the date of issue. The Terminal Illness Waiver may not be available in all States.
     UNEMPLOYMENT WAIVER. We will waive the Surrender Charge for any partial withdrawal or surrender in the event you become unemployed. The Unemployment Waiver is available upon submission of a determination letter from a State Department of Labor indicating you received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The Unemployment Waiver may be exercised only once and is not available if you are receiving unemployment benefits on the date of issue. The Unemployment Waiver may not be available in all States.
     TRANSPLANT WAIVER. We will waive surrender charges if you undergo transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, you must submit a letter from a licensed physician (who is not the Owner of this policy) stating that you underwent transplant surgery for any of these organs. We reserve the right to have you examined by a physician of our choice and at our expense. This waiver may be exercised only once per transplant surgery.
     RESIDENCE DAMAGE WAIVER. We will waiver surrender charges if your primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, submit to us a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted with 91 days of the date of the appraiser's report. We reserve the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of our choice and at our expense, and to rely upon our appraiser's opinion. This waiver may be exercised only once per occurrence.

     DEATH OF SPOUSE OR MINOR DEPENDENT WAIVER. We will waive surrender charges for withdrawals of the following percentage of Accumulation Value made within six months of your spouse's or minor dependent(s)' death: death of spouse, 50%; death of minor dependent(s), 25%. Proof of death must be submitted to us. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the Surrender Charge.

EXPENSE CHARGE
     The expense charge consists of charges for administrative, tax (first ten Policy Years only) and mortality and expense risk charges. This charge is no longer deducted beginning on the Policy anniversary next following the insured's 100th birthday if coverage beyond maturity is elected.
    ADMINISTRATIVE CHARGE. This charge is deducted from your Policy's Accumulation Value on each Monthly Deduction Date, as part of the Monthly Deduction. This charge is currently set at an annual rate of 0.24% of the Accumulation Value on each Monthly Deduction Date. This charge is for the cost of administering the Policies (such as the cost of processing Policy transactions, issuing Policy Owner statements and reports, and record keeping), as well as legal, actuarial, systems, mailing and other overhead costs connected with our variable life insurance operations.
    TAX EXPENSE CHARGE. We will deduct this charge as part of the Monthly Deduction from your Accumulation Value on each Monthly Deduction Date for the first ten Policy Years. The annual rate of this charge is 0.39% of the Accumulation Value and is to reimburse us for State premium taxes (except in Oregon), federal deferred acquisition cost taxes, and related administrative expenses.
    MORTALITY AND EXPENSE RISK CHARGE. We deduct a charge from your Accumulation Value on each Monthly Deduction Date for the mortality and expense risks that we assume. This charge is currently set at an annual rate of 0.90% of the Accumulation Value on each Monthly Deduction Date. The mortality risk we assume is that Insureds may live for shorter periods of time than we estimated. The expense risk is that our costs of issuing and administering the Policies may be more than we estimated.
    If all the money we collect from this charge is not needed to cover death benefits and expenses, the money is contributed to our general account. Conversely, even if the money we collect is insufficient, we will provide for all death benefits and expenses.

COST OF INSURANCE CHARGE
    This charge is deducted from the Policy's Accumulation Value on each Monthly Deduction Date, as part of the Monthly Deduction. This charge is no longer deducted beginning on the Policy anniversary next following the Insured's 100th birthday if coverage beyond maturity is elected.
    The cost of insurance charge covers the cost of providing insurance protection under your Policy. Currently, the amount of this charge is based on the rate class of the Insured and Policy Accumulation Value and duration. We assign Insureds to rate classes based on underwriting conducted when we receive a Policy application. Currently, we assign Insureds to the following rate classes: preferred and standard. Once a Policy is issued, an Insured's rate class does not change except if an additional premium is submitted and the underwriting review determines that the Insured qualifies for a better rate class. If the Insured qualifies for a better rate class, the rate class for the additional premium will be used for cost of insurance charges under the entire Policy.
    Currently, the cost of insurance charge for a Policy is calculated as a percentage of the Accumulation Value on the Monthly Deduction Date. The charge is based on the duration of the Policy, and the Insured's rate class. The current monthly rates for these classes are equivalent to the annual percentage rates shown in the following table:

          POLICY YEAR(S)             ACCUMULATION VALUE   ACCUMULATION VALUE
                                       OF LESS THAN       OF $45,000 OR MORE.
                                          $45,000.
       PREFERRED RATE CLASS
               1-10                        0.70%                 0.60%
           11 and later                    0.60%                 0.50%
       STANDARD RATE CLASS
               1-10                        1.30%                 1.20%
           11 and later                    0.94%                 0.84%

We reserve the right to change the cost of insurance charges upon appropriate regulatory approval.
     For purposes of determining the current cost of insurance charge on a Monthly Deduction Date, the applicable cost of insurance percentage is applied to the remaining Accumulation Value.

     The cost of insurance charge deducted on a Monthly Deduction Date is guaranteed not to exceed the amount calculated using the guaranteed cost of insurance rates set forth in the Policy for that date. The maximum cost of insurance charge for a Monthly Deduction Date determined is equal to the "net amount at risk" under the Policy, multiplied by the guaranteed cost of insurance rate for that date. The net amount at risk is determined on the last day of the Policy Month. The amount at risk at any point in time is just the death benefit at that point in time, less the Accumulation Value at that point in time after deducting the Expense Charge and the cost of any Policy riders.
    The guaranteed cost of insurance rate for a Monthly Deduction Date under a Policy depends on the Insured's sex and age on the first day of a Policy Year.
    Current cost of insurance rates are more favorable for preferred rate class than for standard rate class Insureds. Within a given class, guaranteed cost of insurance rates are generally more favorable for Insureds of lower ages than for Insureds of higher ages, and are generally more favorable for female Insureds than for male Insureds.
     If a Policy loan is outstanding, and the Cash Surrender Value on a Monthly Deduction Date is not enough to cover the entire Monthly Deduction and any loan interest due for the Policy Month, we will notify you that the Policy is going to terminate unless a sufficient payment is made within the 61-day grace period. (SEE "THE POLICY: LAPSE AND GRACE PERIOD.")

TRANSFER CHARGES
    A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred. The first 12 transfers each Policy Year are free; transfers from the Systematic Transfer Account do not count toward these 12 and are also free.

o   SERIES FUND CHARGES
    Each Portfolio of the Series Funds is responsible for all of its expenses. The net assets of each Portfolio of the Series Funds will reflect deductions in connection with the investment advisory fee and other expenses. Here is a table of Series Fund annual expenses:

 SERIES FUND ANNUAL EXPENSES 1/               MANAGEMENT   OTHER    TOTAL SERIES
 (as a percentage of average net assets)         FEES     EXPENSES   FUND ANNUAL
                                                                     EXPENSES
 ==============================================---------- ---------- ===========
 Portfolio:
 Alger American Growth                          0.75%      0.10%        0.85%
 Alger American Small Capitalization            0.85%      0.07%        0.92%
 Federated Prime Money Fund II *                0.30%      0.50%        0.80%
 Federated Fund for U.S. Government Securities  0.15%      0.65%        0.80%
 II *                                           0.65%      0.22%        0.87%
 Fidelity VIP II Asset Manager: Growth ***      0.61%      0.13%        0.74%
 Fidelity VIP II Contrafund ***                 0.51%      0.07%        0.58%
 Fidelity VIP Equity Income ***                 0.13%      0.15%        0.28%
 Fidelity VIP II Index 500 **                   0.75%      0.25%        1.00%
 MFS Emerging Growth                            0.75%      0.25%        1.00%
 MFS High Income Fund                           0.75%      0.25%        1.00%
 MFS Research                                   0.75%      0.25%        1.00%
 MFS Value Series                               0.75%      0.25%        1.00%
 MFS World Government                           1.25%      0.50%        1.75%
 Morgan Stanley Emerging Markets Equity **      0.40%      0.30%        0.70%
 Morgan Stanley Fixed Income **                 0.65%      0.60%        1.25%
 Pioneer Capital Growth                         1.00%      0.25%        1.25%
 Pioneer Real Estate **                         0.16%      1.59%        1.75%
 Scudder Global Discovery **, *****             0.48%      0.43%        0.91%
 Scudder Growth & Income ***, *****             0.86%      0.44%        1.30%
 Scudder International                          0.00%      0.85%        0.85%
 T. Rowe Price Equity Income ****               0.00%      1.05%        1.05%
 T. Rowe Price International ****               0.00%      0.70%        0.70%
 T. Rowe Price Limited-Term Bond ****           0.00%      0.85%        0.85%
 T. Rowe Price New America Growth ****          0.00%      0.90%        0.90%
 T. Rowe Price Personal Strategy Balanced ****
 ---------------------------------------------- ---------------------===========
 ===============================================================================
 * Both Federated Prime Money Fund II and Federated Fund for U.S. Government Securities II currently bundle their fees and expenses and limit the total charge. Absent any fee waiver or expense reimbursement, the total fees and expenses for each fund would have been 1.00% and 1.25% respectively.
 ** Without fee waiver or expense reimbursement limits the following funds would have had the charges set forth below:

                                    MANAGEMENT         OTHER             TOTAL
                                      FEES            EXPENSES         EXPENSES
               --------------------------------------------------------------
   Fidelity VIP II Index 500           0.28%            0.15%             0.43%
   Morgan Stanley Emerging
      Markets Equity                   1.25%            2.87%             4.12%
   Morgan Stanley Fixed Income         0.40%            1.31%             1.71%
   Pioneer Real Estate                 0.88%            0.48%             1.36%
   Scudder Global Discovery            0.98%            2.00%*****        2.98%

 *** These funds have voluntarily agreed to limit their total annual expenses to the limits shown below:
   Fidelity VIP II Asset Manager: Growth and Fidelity VIP II Contrafund - 1.00% Fidelity VIP Equity Income and Scudder Growth & Income - 1.50%
 ****   T. Rowe Price Funds do not itemize management fees and other expenses.
 ***** Includes .25% 12b-1 fee assessed for payment of distribution administration expenses.
 ===============================================================================

--------
 1 The fee and expense data regarding each Series Fund, which are fees and expenses for 1997, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha.
                                       27

For more information concerning the investment advisory fee and other charges against the Portfolios, see the prospectuses for the Series Funds, current copies of which accompany this Prospectus.

-----------------------------------------------------------
OTHER POLICY PROVISIONS

O    NOTICE TO US
    All notices or requests under the Policy must be sent to us by written notice, unless you have authorized us in writing to acknowledge Telephone Transactions from you. Written notices to us are not effective until our receipt at this address: United of Omaha Life Insurance Company, Variable Product Services Department, P.O. Box 8430, Omaha, Nebraska 68103-0430. Our toll-free telephone number is 800-238-9354.

O    ENTIRE CONTRACT
    The entire contract is the Policy, any riders, endorsements and amendments, and the signed application. All statements made in the application will, in the absence of fraud, be deemed representations and not warranties. We will not use any statement to contest the Policy or deny a claim unless it is in the application. Any change of the Policy requires the written consent of an executive officer. No agent has the authority to change this contract or waive any of its terms.

O    RIGHT TO EXAMINE
    If you are not satisfied with your Policy, you may return it to us or our agent within 10 days (or more where required by applicable State insurance law) after you receive the Policy or 45 days after you signed the application, whichever is later. We will cancel your Policy as of the date any insurance became effective and refund the premiums paid within seven days after we receive the returned policy.

O    DELAY OF PAYMENTS
    We will usually pay any amounts payable from the Variable Account as a Policy loan, partial withdrawal or Cash Surrender within 7 days after we receive your written request in a form satisfactory to us. We can postpone such payments or any transfers of amounts between Subaccounts or into the Fixed Account or the Loan Account if: (i) the New York Stock Exchange ("NYSE") is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the Net Assets of the Variable Account; or
(iv) the SEC permits delay for the protection of security holders. The applicable rules of the Securities and Exchange Commission will govern as to whether the conditions in (iii) or (iv) exist. We may defer payment of Policy loans, partial withdrawals or a Cash Surrender from the Fixed Account for up to six months from the date we receive your written request.

O    CHANGE OF OWNERSHIP AND ASSIGNMENT
    You may name a new owner of this Policy or pledge it as collateral by assigning it. The assignment must be in writing. No assignment will be binding on us until we record and acknowledge it. We are not responsible for the validity or effect of an assignment of this Policy. The rights of any Beneficiary will be subject to a collateral assignment. If the Beneficiary of this Policy is irrevocable, a change of ownership or a collateral assignment may be made only by joint written request from you and the irrevocable Beneficiary.

O    BENEFICIARY
     The Beneficiary is named in the Policy application and may be changed, unless the Beneficiary is irrevocable. (SEE "BENEFICIARY CHANGE.")

O    BENEFICIARY CHANGE
    To change a Beneficiary, send us a written request. When recorded and acknowledged by us, the change will be effective as of the date you signed the request. The change will not apply to any payments made or other action taken by us before recording. If the Beneficiary is irrevocable, you may change the Beneficiary only by joint written request from you and the irrevocable Beneficiary.

O    MISSTATEMENT OF AGE OR SEX
    If the age or sex of the Insured has been misstated, all payments and benefits under the policy will be those which the premiums paid would have purchased at the correct age and sex.

O    SUICIDE
    We will not pay the Death Benefit if the Insured's death results from suicide, while sane or insane, within two years (one year in Colorado and North Dakota) from the date of issue. Instead we will pay the sum of the premiums paid since issue less any loans and unpaid loan interest and less any partial withdrawals.
     We will not pay that portion of the Death Benefit resulting from an increase in Specified Amount if the Insured's death results from suicide, while sane or insane, within two years (one year in Colorado and North Dakota) from the effective date of the increase. Instead we will pay the sum of the premiums paid for the increase.

O    INCONTESTABILITY
    We will not contest the validity of the Policy after it has been in force during the lifetime of the Insured for two years from the date of issue.
     We will not contest the validity of an increase in Specified Amount after the Policy has been in force during the lifetime of the Insured for two years from the effective date of the increase. Any contest of an increase in Specified Amount will be based on the application for that increase.

O    COVERAGE BEYOND MATURITY
     Prior to thirty days before the maturity date of the Policy, you may elect to continue the Policy in force beyond the maturity date. The election must be made by written request. The following will apply:
   o The allocation of the Accumulation Value to the Subaccounts and the Fixed Account will be maintained according to your instructions;
   o The cost of insurance charge will be zero;
   o The expense charge will be zero;
   o The corridor percentage will be fixed at 101%;
   o Any riders attached to the Policy  that are then in force will  terminate;
   o The Insured's date of death will be considered this Policy's maturity date.
   o All other rights and benefits as described in the Policy will be available during the lifetime of the Insured.
   The tax consequences associated with extending coverage beyond maturity are unclear. A tax advisor should be consulted before making such an election.

O   REINSTATEMENT
    If this policy lapses, you may reinstate it within five years of the date of lapse and prior to the maturity date, subject to the following: (i) we receive a written application signed by you and the Insured; (ii) we receive evidence of insurability satisfactory to us; (iii) we receive payment of an amount large enough to continue this Policy in force for three months; (iv) re-establishment of surrender charges, if any, measured from the original date of issue; and (iv) repayment or reinstatement of any outstanding Policy loan along with unpaid loan interest from the date of lapse. The effective date of reinstatement will be the date we approve the application for reinstatement.
    The Specified Amount of the reinstated Policy may not exceed the Specified Amount at the time of lapse. The Accumulation Value on the effective date of reinstatement will reflect (I) the Accumulation Value at the time of lapse, except that the value in the Loan Account may be repaid prior to reinstatement; less (ii) the Monthly Deduction for the current month.

O   NONPARTICIPATING
    The Policy does not share in our surplus earnings or profits. No dividends are paid by us on this Policy.

-----------------------------------------------------------
TAX MATTERS

O   GENERAL
    The following is a discussion of federal income tax considerations relating to the Policy. It is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS"). These laws are complex, and tax results may vary among individuals. If you contemplate the purchase of or exercise of elections under the Policy, you are encouraged to seek independent competent tax advice.

O   LIFE INSURANCE QUALIFICATION
    Section 7702 of the Internal Revenue Code of 1986, as amended ("Code") defines a life insurance contract for Federal income tax purposes. The Section

7702 definition can be met if a life insurance contract satisfies either one of two tests set forth in that section. The manner in which these tests should be applied to certain features of the Policy is not directly addressed by Section 7702 or proposed regulations issued under that section. The presence of these Policy features, the absence of final regulations, and the lack of other pertinent interpretations of Section 7702, thus creates some uncertainty about the application of Section 7702 to the Policy.
    Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:
o the death benefit should be fully excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code; and
o you should not be considered in constructive receipt of the cash surrender value, including any increases, unless and until it is distributed from the Policy. If a Policy were determined not to be a life insurance contract for purposes of Section
7702, such Policy would not provide most of the tax advantages normally provided by a life insurance contract. We thus reserve the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.
    MODIFIED ENDOWMENT CONTRACTS. Section 7702A establishes a class of life insurance contracts designated as modified endowment contracts. The rules governing whether a Policy will be treated as a modified endowment contract are extremely complex and cannot be completely described in this summary. In general, a Policy will be a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract after a material change. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Accumulation Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract in the event of a reduction in the Policy's death benefit.
    In almost all cases, this Policy will be a modified endowment contract. Any Policy issued in exchange for a modified endowment contract will be subject to the tax treatment accorded to modified endowment contracts. However, we believe that any Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

O   TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS
    IN GENERAL. Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit Option, a policy loan, a withdrawal, a surrender, a change in Ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of Ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or Beneficiary.
    The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract. In almost all cases, this Policy will be a modified endowment contract. Upon a surrender or lapse of the Policy or when benefits are paid at the Policy's maturity date, if the amount received plus any loan amount exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract.
    DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. Policies classified as modified endowment contracts will be subject to the following tax rules:
        (1) All distributions, including upon surrender and partial surrender, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Policy (described below) at such time.
        (2) Loans from or secured by the Policy are treated as distributions and taxed accordingly.
        (3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.
    DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. Distributions from a Policy that is not a modified endowment contract are generally treated as first recovering the investment in the Policy (defined below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 9 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

    Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that loans in effect after the eleventh Policy Year could be treated as distributions rather than loans.
    Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10% additional income tax rule. If a Policy which is not a modified endowment contract becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change in such status will become taxable in accordance with the modified endowment contract rules discussed above.
    INVESTMENT IN THE POLICY. Investment in the Policy means: (1) the aggregate amount of any premium payments or other consideration paid for the Policy, minus
(2) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (3) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the Owner.

O   SPECIAL TREATMENT OF POLICY LOAN INTEREST
    If there is any borrowing against the Policy, the interest paid on loans generally is not tax deductible.

O   AGGREGATION OF MODIFIED ENDOWMENT CONTRACTS
    In the case of a pre-death distribution (including a loan, partial withdrawal, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract, a special aggregation requirement may apply for purposes of determining the amount of the income on the Policy. Specifically, if we or any of our affiliates issue to the same Policy Owner more than one modified endowment contract within a calendar year, then for purposes of measuring the income on the Policy with respect to a distribution from any of those policies, the income for all those policies will be aggregated and attributed to that distribution.

O   OTHER POLICY OWNER TAX MATTERS
    Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon you or the beneficiary's individual circumstances.
    The Policy may continue after the Insured attains age 100. The tax consequences associated with continuing a Policy beyond age 100 are unclear. A tax advisor should be consulted on this issue.
    Section 817(h) of the Code requires the investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations for the Policy to qualify as a life insurance contract under Section 7702 of the Code. Failure to comply with the diversification requirements may result in the Policy not qualifying as life insurance under the Code, which may subject you to immediate taxation on the incremental increases in Accumulation Value of the Policy plus the cost of insurance protection for the year. Regulations specifying the diversification requirements have been issued by the Department of Treasury, and we believe the Policy complies fully with such requirements.
    In connection with the issuance of the diversification regulations, the Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Variable Account may cause you, rather than us, to be treated as the owner of the assets in the Variable Account. To date, no such regulations or guidance has been issued. If you are considered the owner of the assets of the Variable Account, income and gains from the Account would be included in your gross income.
    The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy Premium and Accumulation Values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Variable Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the owner of the assets of the Variable Account.
    The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this product for the arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.
                                       31

 Legislation has been proposed in 1998 that, if enacted, would adversely affect the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable insurance contracts. A second proposal would reduce the "investment in the contract" under Cash Value Life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the Policies could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor with respect to legislative developments and their effect on the Policy.

-----------------------------------------------------------
MANAGEMENT

Our Directors and senior officers are:

DIRECTORS*
Foggie, Samuel L.         Banking and Finance Industry Executive
Plunkett III, Hugh V.     Attorney (Plunkett, Schwartz & Petersen)
Sampson, Richard J.       Retired Group Insurance Executive (Mutual of Omaha
                          Insurance Company)
Straus, Oscar S.          Investments; President, The Daniel and Florence'
                          Guggenheim Foundation
Sturgeon, John A.         President, Chief Operating Officer (Mutual of Omaha
                          Insurance Company)
Thompson, Tommie          Executive Vice President and Corporate Comptroller
                         (United of Omaha Life Insurance Company)
Wayne, Michael A.         Foundation and Cancer Institute Executive
Weekly, John W.           Chairman of the Board and Chief Executive Officer
                          (United of Omaha Life Insurance Company)
OFFICERS*
John W. Weekly            Chairman of the Board, Chief Executive Officer
John A. Sturgeon          President, Chief Operating Officer
G. Ronald Ames            Executive Vice President (Small Group and Information
                          Services)
Robert B. Bogart          Executive Vice President (Human Resources)
Stephen R. Booma          Executive Vice President (Managed Care)
Cecil D. Bykerk           Executive Vice President (Chief Actuary)
James L. Hanson           Executive Vice President (Information Services)
Kimberly S. Harm          Executive Vice President (Customer Services)
Lawrence F. Harr          Executive Vice President (Executive Counsel)
Randall C. Horn           Executive Vice President (Group Insurance)
M. Jane Huerter           Executive Vice President (Corporate Secretary;
                          Corporate Administration)
John L. Maginn            Executive Vice President (Treasurer; Chief Investment
                          Officer)
Thomas J. McCusker        Executive Vice President (General Counsel)
Tommie  D. Thompson       Executive Vice President (Corporate Comptroller)

    *Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

-----------------------------------------------------------
OTHER INFORMATION

O   REPORTS TO YOU
    We will send you a statement at least annually showing your Policy's death benefit, Accumulation Value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrenders and other Policy transactions as they occur. If you have Accumulation Value in the Variable Account you will receive such additional periodic reports as may be required by the SEC.

O   VOTING RIGHTS
    We own the Series Fund shares held in the Variable Account and have the right to vote those shares. However, to the extent required by applicable Federal securities law, we will give you, as Policy Owner, the right to instruct us how to vote the shares that are attributable to your Policy.

    The Policy Owners who are entitled to give voting instructions and the number of shares attributable to their Policies will be determined as of the record date for the meeting. All Series Fund shares held in any Subaccount of the Variable Account, or in any other separate account of ours or an affiliate, the policyholders of which have rights of instruction with respect to the Series Fund shares, and for which timely instructions are not received, will be voted in the same proportion as (i) the aggregate cash value of policies giving instructions, respectively, to vote, for, against, or withhold votes on a proposition, bears to (ii) the total Accumulation Value in that Subaccount for all policies for which voting instructions are received. No voting privileges apply with respect to Accumulation Value removed from the Variable Account as a result of a Policy loan.
    If required by State insurance authorities, we may disregard voting instructions if they would require that shares be voted to cause a change in the investment objectives of the portfolios of the Series Funds or to approve or disapprove an investment advisory or underwriting contract for a portfolio. In addition, we may disregard voting instructions in favor of changes, initiated by a Policy Owner or an Eligible Fund's Board of Trustees, in the investment policy, investment adviser or principal underwriter of the Series Fund portfolio if we (i) reasonably disapprove of the changes and (ii) in the case of a change in investment policy or investment adviser, make a good faith determination that the proposed change is contrary to State law or is prohibited by State regulatory authorities or that the change would be inconsistent with a Subaccount's investment objectives or would result in the purchase of securities which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts of ours or of an affiliated life insurance company, which separate accounts have investment objectives similar to those of the Subaccount. If we do disregard voting instructions, a summary of that action and the reasons for it will be included in the next semi-annual report to Policy Owners.

O   DISTRIBUTION OF THE POLICIES
    Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha, Nebraska 68175, is the principal underwriter of the Policy. Like us, MOIS is a 100% owned subsidiary of Mutual of Omaha Insurance Company. MOIS is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD"). MOIS contracts with one or more registered broker-dealers ("Distributors") to offer and sell the Policy. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable life insurance. Commissions paid to Distributors may be up to 8 1/4% of the Premium paid. We may also pay other distribution expenses such as production incentive bonuses, including non-cash awards. These distribution expenses do not result in any additional charges under the Policies that are not described under the "Charges and Fees" section of this prospectus.

O   STATE REGULATION
    We are subject to regulation and supervision by the Insurance Department of the State of Nebraska, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policy has been approved by the Insurance Department of the State of Nebraska and other jurisdictions.
    We submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purpose of determining solvency and compliance with local insurance laws and regulations.

O   LEGAL MATTERS
    We know of no material legal proceedings pending to which the Variable Account is a party or which would materially affect the Variable Account. We are not involved in any litigation of material importance to our total assets or to the Variable Account.
    Legal matters in connection with the Policy have been passed upon by our Law Staff.

o   PREPARING FOR THE YEAR 2000
    Like all financial services providers, we utilize systems that may be affected by Year 2000 transition issues and relies upon service providers, including investment managers, whose own systems may also be affected. We have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that our service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on us. However, as of the date of this prospectus, we do not anticipate that you will experience negative effects on your investment, or on the services we provide in connection with your Policy, as a result of Year 20000 transition implementation.

O   INDEPENDENT AUDITORS
     The Financial Statements of United of Omaha Life Insurance Company for the years ended December 31, 1997 and 1996, and of United of Omaha Separate Account B as of December 31, 1997 and for the period from August 13, 1997 (inception) to December 31, 1997 included in this Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their reports appearing herein. The financial statements of United of Omaha Life Insurance Company should be considered only as bearing on the ability of United of Omaha to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

O   REGISTRATION STATEMENT
    This prospectus omits certain information contained in the Registration Statement filed with the SEC. Copies of such additional information may be obtained from the SEC upon payment of the prescribed fee.

-----------------------------------------------------------
ILLUSTRATIONS
DEATH BENEFITS, CASH SURRENDER VALUE AND ACCUMULATED PREMIUMS

    The tables in this Section illustrate how the Policy operates. They show how the Death Benefit, Cash Surrender Value, and Accumulation Value could vary over an extended period of time assuming hypothetical gross rates of return. (i.e. investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to constant after tax annual rates of 0%, 6%, and 12%. The tables are based on an initial premium of $20,000. A male age 55, 65 and 75 with specified amounts of $52,000, $36,867, and $29,134, respectively, are illustrated for this Policy. The Insureds are assumed to be preferred rate class. The tables also include Accumulation Values, Cash Surrender Values and Death Benefit amounts that reflect the 0.90% mortality and expense risk charge deducted from Variable Account assets, the 0.24% monthly administrative charge, the deduction of 0.39% of premium payments for state and federal taxes, and the current and guaranteed cost of insurance charge. (In Oregon, this deduction does not include state and municipality premium tax expenses.) These tables may assist in comparison of Death Benefits, Cash Surrender Values and Accumulation Values with those under other variable life insurance policies that may be issued by United of Omaha or other companies.

    Death Benefits, Cash Surrender Values, and Accumulation Values for a Policy would be different from the amounts shown if the actual gross rates of return averaged 0%, 6% or 12%, but varied above and below that average for the period, if the initial premium was paid in another amount, if additional payments were made, or if any Policy loan or partial withdrawal was made during the period of time illustrated. They would also be different depending on the allocation of Accumulation Value among the Variable Account's Subaccounts, if the actual gross rates of return averaged 0%, 6% or 12%, but varied above and below that average for the period.

    The amounts for the Death Benefit, Cash Surrender Value, and Accumulation Value shown in the tables reflect the fact that an expense charge and a charge for the cost of insurance are deducted from the Accumulation Value on each Monthly Deduction Date. The Cash Surrender Values shown in the tables reflect the fact that a Surrender Charge is deducted from the Accumulation Value upon surrender or lapse during the first nine years following each premium payment. The amounts shown in the tables also take into account an average daily charge equal to an annual charge 0.93% of the average daily net assets of the Series Funds for the investment advisory fees and operating expenses incurred by the Series Funds The gross annual investment return rates of 0%, 6%, and 12% on the Fund's assets are equal to net annual investment return rates of -0.93%, 5.07%, 11.07%, respectively.

    The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Variable Account, since no such charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the Death Benefits, Cash Surrender Values and Accumulation Values illustrated.

    The second column of each table shows the amount which would accumulate if the initial premium of $20,000 were invested to earn interest, after taxes, of 5% per year, compounded annually.

    Upon request, United of Omaha will provide a comparable illustration based upon the proposed Insured's actual age, sex and underwriting classification, the specified amount, the proposed amount and frequency of premium payments and any available riders requested.



                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                            HYPOTHETICAL ILLUSTRATION
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.07% NET)

           Male issue age 55        Initial Premium $20,000
           Preferred Class              Face Amount $52,000

                          CURRENT CHARGES *                        GUARANTEED CHARGES **
              -------------------------------------------    -----------------------------------
                PREMIUMS
 END OF       ACCUMULATED               CASH                                CASH
CONTRACT         AT 5%      ACCOUNT   SURRENDER  DEATH        ACCOUNT    SURRENDER     DEATH
  YEAR          INTEREST     VALUE     VALUE    BENEFIT        VALUE       VALUE      BENEFIT
  ----         PER YEAR       -----     -----    -------        -----       -----      -------
                --------
   1              21,000      21,732   19,832     52,000       21,515      19,615       52,000
   2              22,505      23,613   21,713     52,000       23,159      21,259       52,000
   3              23,153      25,658   23,758     52,000       24,947      23,047       52,000
   4              24,310      27,879   26,079     52,000       26,896      25,096       52,000
   5              25,526      30,293   28,793     52,000       29,028      27,528       52,000
   6              26,802      32,916   31,716     52,000       31,363      30,163       52,000
   7              28,142      35,766   34,866     52,000       33,928      33,028       52,000
   8              29,549      38,863   38,263     52,000       36,755      36,155       52,000
   9              31,027      42,256   41,956     52,398       39,880      39,580       52,000
  10              32,578      45,988   45,988     56,106       43,349      43,349       52,886
  11              34,207      50,266   50,266     60,319       47,347      47,347       56,817
  12              35,917      54,941   54,941     65,380       51,704      51,704       61,527
  13              37,713      60,052   60,052     70,861       56,450      56,450       66,611
  14              39,599      65,637   65,637     76,796       61,621      61,621       72,097
  15              41,579      71,743   71,743     83,221       67,256      67,256       78,017
  16              43,657      78,416   78,416     90,178       73,393      73,393       84,402
  17              45,840      85,709   85,709     96,852       80,115      80,115       90,530
  18              48,132      93,682   93,682    103,987       87,486      87,486       97,110
  19              50,539     102,395  102,395    111,611       95,586      95,586      104,189
  20              53,066     111,994  111,994    119,834      104,509     104,509      111,825

  25              67,727     175,493  175,493    184,267      163,469     163,469      171,643
  35             110,320     427,088  427,088    448,442      385,108     385,108      404,364


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Portfolios. The Death Benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.



                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.07% NET)

           Male issue age 55        Initial Premium $20,000
           Preferred Class              Face Amount $52,000

                          CURRENT CHARGES *                        GUARANTEED CHARGES **
              -------------------------------------------    -----------------------------------
                PREMIUMS
 END OF       ACCUMULATED               CASH                                CASH
CONTRACT         AT 5%      ACCOUNT   SURRENDER  DEATH        ACCOUNT    SURRENDER     DEATH
  YEAR          INTEREST     VALUE     VALUE    BENEFIT        VALUE       VALUE      BENEFIT
  ----          PER YEAR     -----     -----    -------        -----       -----      -------
                --------
   1              21,000     20,550    18,650     52,000       20,338      18,438      52,000
   2              22,505     21,116    19,216     52,000       20,660      18,760      52,000
   3              23,153     21,697    19,797     52,000       20,962      19,062      52,000
   4              24,310     22,294    20,494     52,000       21,243      19,443      52,000
   5              25,526     22,907    21,407     52,000       21,498      19,998      52,000
   6              26,802     23,538    22,338     52,000       21,724      20,524      52,000
   7              28,142     24,185    23,285     52,000       21,912      21,012      52,000
   8              29,549     24,851    24,251     52,000       22,057      21,457      52,000
   9              31,027     25,535    25,235     52,000       22,148      21,848      52,000
  10              32,578     26,237    26,237     52,000       22,178      22,178      52,000
  11              34,207     27,092    27,092     52,000       22,227      22,227      52,000
  12              35,917     27,974    27,974     52,000       22,202      22,202      52,000
  13              37,713     28,885    28,885     52,000       22,093      22,093      52,000
  14              39,599     29,825    29,825     52,000       21,887      21,887      52,000
  15              41,579     30,796    30,796     52,000       21,566      21,566      52,000
  16              43,657     31,799    31,799     52,000       21,106      21,106      52,000
  17              45,840     32,835    32,835     52,000       20,477      20,477      52,000
  18              48,132     33,904    33,904     52,000       19,638      19,638      52,000
  19              50,539     35,008    35,008     52,000       18,540      18,540      52,000
  20              53,066     36,148    36,148     52,000       17,130      17,130      52,000

  25              67,727     42,429    42,429     52,000        2,562       2,562      52,000
  35             110,320     58,931    58,931     61,878          ***       ***         ***


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
*** The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Portfolios. The Death Benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.



                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.93% NET)

           Male issue age 55        Initial Premium $20,000
           Preferred Class              Face Amount $52,000

                          CURRENT CHARGES *                        GUARANTEED CHARGES **
                PREMIUMS
 END OF       ACCUMULATED               CASH                                CASH
CONTRACT         AT 5%      ACCOUNT   SURRENDER  DEATH        ACCOUNT    SURRENDER     DEATH
  YEAR          INTEREST     VALUE     VALUE    BENEFIT        VALUE       VALUE      BENEFIT
  ----          PER YEAR     -----     -----    -------        -----       -----      -------
                --------
   1              21,000     19,377    17,477    52,000        19,162      17,262       52,000
   2              22,505     18,773    16,873    52,000        18,302      16,402       52,000
   3              23,153     18,188    16,288    52,000        17,417      15,517       52,000
   4              24,310     17,621    15,821    52,000        16,502      14,702       52,000
   5              25,526     17,072    15,572    52,000        15,552      14,052       52,000
   6              26,802     16,540    15,340    52,000        14,560      13,360       52,000
   7              28,142     16,025    15,125    52,000        13,518      12,618       52,000
   8              29,549     15,526    14,926    52,000        12,413      11,813       52,000
   9              31,027     15,042    14,742    52,000        11,235      10,935       52,000
  10              32,578     14,573    14,573    52,000         9,969       9,969       52,000
  11              34,207     14,188    14,188    52,000         8,641       8,641       52,000
  12              35,917     13,814    13,814    52,000         7,194       7,194       52,000
  13              37,713     13,449    13,449    52,000         5,613       5,613       52,000
  14              39,599     13,094    13,094    52,000         3,880       3,880       52,000
  15              41,579     12,748    12,748    52,000         1,966       1,966       52,000
  16              43,657     12,412    12,412    52,000           ***       ***         ***
  17              45,840     12,084    12,084    52,000           ***       ***         ***
  18              48,132     11,765    11,765    52,000           ***       ***         ***
  19              50,539     11,454    11,454    52,000           ***       ***         ***
  20              53,066     11,152    11,152    52,000           ***       ***         ***

  25              67,727      9,756     9,756    52,000           ***       ***         ***
  35             110,320      7,465     7,465    52,000           ***       ***         ***


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
*** The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Portfolios. The Death Benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.


                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                            HYPOTHETICAL ILLUSTRATION
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.07% NET)

           Male issue age 65        Initial Premium $20,000
           Preferred Class              Face Amount $36,867

                          CURRENT CHARGES *                        GUARANTEED CHARGES **
              -------------------------------------------    -----------------------------------
                PREMIUMS
 END OF       ACCUMULATED               CASH                                CASH
CONTRACT         AT 5%      ACCOUNT   SURRENDER  DEATH        ACCOUNT    SURRENDER     DEATH
  YEAR          INTEREST     VALUE     VALUE    BENEFIT        VALUE       VALUE      BENEFIT
  ----          PER YEAR     -----     -----    -------        -----       -----      -------
                --------
   1              21,000     21,732    19,832     36,867       21,421      19,521       36,867
   2              22,505     23,613    21,713     36,867       22,978      21,078       36,867
   3              23,153     25,658    23,758     36,867       24,694      22,794       36,867
   4              24,310     27,879    26,079     36,867       26,597      24,797       36,867
   5              25,526     30,293    28,793     36,867       28,720      27,220       36,867
   6              26,802     32,925    31,725     37,864       31,104      29,904       36,867
   7              28,142     35,813    34,913     40,468       33,792      32,892       38,184
   8              29,549     38,969    38,369     43,255       36,756      36,156       40,800
   9              31,027     42,425    42,125     46,244       40,002      39,702       43,602
  10              32,578     46,220    46,220     49,456       43,565      43,565       46,614
  11              34,207     50,599    50,599     53,129       47,675      47,675       50,059
  12              35,917     55,375    55,375     58,143       52,156      52,156       54,763
  13              37,713     60,580    60,580     63,609       57,038      57,038       59,890
  14              39,599     66,252    66,252     69,564       62,355      62,355       65,473
  15              41,579     72,426    72,426     76,048       68,143      68,143       71,550
  16              43,657     79,163    79,163     83,121       74,436      74,436       78,157
  17              45,840     86,526    86,526     90,853       81,272      81,272       85,336
  18              48,132     94,575    94,575     99,303       88,690      88,690       93,124
  19              50,539     103,371   103,371    108,540      96,728      96,728      101,564
  20              53,066     112,986   112,986    118,636     105,428     105,428      110,700

  25              67,727     176,261   176,261    185,074     160,533     160,533      168,560
  35             110,320     433,749   433,749    433,749     392,431     392,431      392,431



* These values reflect investment results using current cost of insurance rates and expense charges.
 ** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Portfolios. The Death Benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.



                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.07% NET)

           Male issue age 65        Initial Premium $20,000
           Preferred Class              Face Amount $36,867

                          CURRENT CHARGES *                        GUARANTEED CHARGES **
              -------------------------------------------    -----------------------------------
                PREMIUMS
 END OF       ACCUMULATED               CASH                                CASH
CONTRACT         AT 5%      ACCOUNT   SURRENDER  DEATH        ACCOUNT    SURRENDER     DEATH
  YEAR          INTEREST     VALUE     VALUE    BENEFIT        VALUE       VALUE      BENEFIT
  ----          PER YEAR     -----     -----    -------        -----       -----      -------
                --------
   1              21,000     20,550    18,650     36,867       20,239      18,339      36,867
   2              22,505     21,116    19,216     36,867       20,450      18,550      36,867
   3              23,153     21,697    19,797     36,867       20,630      18,730      36,867
   4              24,310     22,294    20,494     36,867       20,774      18,974      36,867
   5              25,526     22,907    21,407     36,867       20,876      19,376      36,867
   6              26,802     23,538    22,338     36,867       20,926      19,726      36,867
   7              28,142     24,185    23,285     36,867       20,912      20,012      36,867
   8              29,549     24,851    24,251     36,867       20,820      20,220      36,867
   9              31,027     25,535    25,235     36,867       20,632      20,332      36,867
  10              32,578     26,237    26,237     36,867       20,326      20,326      36,867
  11              34,207     27,092    27,092     36,867       19,965      19,965      36,867
  12              35,917     27,974    27,974     36,867       19,448      19,448      36,867
  13              37,713     28,885    28,885     36,867       18,745      18,745      36,867
  14              39,599     29,825    29,825     36,867       17,816      17,816      36,867
  15              41,579     30,796    30,796     36,867       16,609      16,609      36,867
  16              43,657     31,799    31,799     36,867       15,048      15,048      36,867
  17              45,840     32,835    32,835     36,867       13,028      13,028      36,867
  18              48,132     33,904    33,904     36,867       10,405      10,405      36,867
  19              50,539     35,008    35,008     36,867        6,982       6,982      36,867
  20              53,066     36,148    36,148     37,955        2,495       2,495      36,867

  25              67,727     42,429    42,429     44,551          ***         ***         ***
  35             110,320     60,346    60,346     60,346          ***         ***         ***


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
*** The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Portfolios. The Death Benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.



                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.93% NET)

           Male issue age 65        Initial Premium $20,000
           Preferred Class              Face Amount $36,867

                          CURRENT CHARGES *                        GUARANTEED CHARGES **
              -------------------------------------------    -----------------------------------
                PREMIUMS
 END OF       ACCUMULATED               CASH                                CASH
CONTRACT         AT 5%      ACCOUNT   SURRENDER  DEATH        ACCOUNT    SURRENDER     DEATH
  YEAR          INTEREST     VALUE     VALUE    BENEFIT        VALUE       VALUE      BENEFIT
  ----          PER YEAR     -----     -----    -------        -----       -----      -------
                --------
   1              21,000     19,377    17,477    36,867        19,057     17,157       36,867
   2              22,505     18,773    16,873    36,867        18,067     16,167       36,867
   3              23,153     18,188    16,288    36,867        17,021     15,121       36,867
   4              24,310     17,621    15,821    36,867        15,908     14,108       36,867
   5              25,526     17,072    15,572    36,867        14,717     13,217       36,867
   6              26,802     16,540    15,340    36,867        13,428     12,228       36,867
   7              28,142     16,025    15,125    36,867        12,019     11,119       36,867
   8              29,549     15,526    14,926    36,867        10,461      9,861       36,867
   9              31,027     15,042    14,742    36,867         8,718      8,418       36,867
  10              32,578     14,573    14,573    36,867         6,752      6,752       36,867
  11              34,207     14,188    14,188    36,867         4,541      4,541       36,867
  12              35,917     13,814    13,814    36,867         2,005      2,005       36,867
  13              37,713     13,449    13,449    36,867           ***         ***         ***
  14              39,599     13,094    13,094    36,867           ***         ***         ***
  15              41,579     12,748    12,748    36,867           ***         ***         ***
  16              43,657     12,412    12,412    36,867           ***         ***         ***
  17              45,840     12,084    12,084    36,867           ***         ***         ***
  18              48,132     11,765    11,765    36,867           ***         ***         ***
  19              50,539     11,454    11,454    36,867           ***         ***         ***
  20              53,066     11,152    11,152    36,867           ***         ***         ***

  25              67,727      9,756     9,756    36,867           ***         ***         ***
  35             110,320      7,465     7,465    36,867           ***         ***         ***


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
*** The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Portfolios. The Death Benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.



                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                            HYPOTHETICAL ILLUSTRATION
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.07% NET)

           Male issue age 75        Initial Premium $20,000
           Preferred Class              Face Amount $29,134

                          CURRENT CHARGES *                        GUARANTEED CHARGES **
              -------------------------------------------    -----------------------------------
                PREMIUMS
 END OF       ACCUMULATED               CASH                                CASH
CONTRACT         AT 5%      ACCOUNT   SURRENDER  DEATH        ACCOUNT    SURRENDER     DEATH
  YEAR          INTEREST     VALUE     VALUE    BENEFIT        VALUE       VALUE      BENEFIT
  ----          PER YEAR    -----     -----    -------        -----       -----      -------
                --------
   1              21,000     21,724    19,824    29,134         21,268     19,368       29,134
   2              22,505     23,596    21,696    29,134         22,700     20,800       29,134
   3              23,153     25,630    23,730    29,134         24,345     22,445       29,134
   4              24,310     27,851    26,051    29,243         26,263     24,463       29,134
   5              25,526     30,316    28,816    31,832         28,527     27,027       29,953
   6              26,802     32,986    31,786    34,635         31,039     29,839       32,591
   7              28,142     35,873    34,973    37,667         33,756     32,856       35,444
   8              29,549     38,993    38,393    40,943         36,692     36,092       38,526
   9              31,027     42,360    42,060    44,478         39,860     39,560       41,853
  10              32,578     46,022    46,022    48,323         43,273     43,273       45,437
  11              34,207     50,285    50,285    52,799         47,135     47,135       49,492
  12              35,917     54,942    54,942    57,689         51,306     51,306       53,872
  13              37,713     60,031    60,031    63,033         55,808     55,808       58,599
  14              39,599     65,591    65,591    68,871         60,663     60,663       63,696
  15              41,579     71,666    71,666    75,250         65,891     65,891       69,186
  16              43,657     78,304    78,304    82,219         71,517     71,517       75,093
  17              45,840     85,557    85,557    88,979         77,751     77,751       80,861
  18              48,132     93,481    93,481    96,285         84,690     84,690       87,231
  19              50,539    102,139   102,139   104,182         92,450     92,450       94,299
  20              53,066     111,779   111,779   112,897       101,175    101,175      102,187

  25              67,727     177,957   177,957   177,957       161,075    161,075      161,075



* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Portfolios. The Death Benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.



                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.07% NET)

           Male issue age 75        Initial Premium $20,000
           Preferred Class              Face Amount $29,134

                          CURRENT CHARGES *                        GUARANTEED CHARGES **
              -------------------------------------------    -----------------------------------
                PREMIUMS
 END OF       ACCUMULATED               CASH                                CASH
CONTRACT         AT 5%      ACCOUNT   SURRENDER  DEATH        ACCOUNT    SURRENDER     DEATH
  YEAR          INTEREST     VALUE     VALUE    BENEFIT        VALUE       VALUE      BENEFIT
  ----          PER YEAR     -----     -----    -------        -----       -----      -------
                 --------
   1              21,000     20,550    18,650    29,134        20,069      18,169       29,134
   2              22,505     21,116    19,216    29,134        20,083      18,183       29,134
   3              23,153     21,697    19,797    29,134        20,034      18,134       29,134
   4              24,310     22,294    20,494    29,134        19,913      18,113       29,134
   5              25,526     22,907    21,407    29,134        19,702      18,202       29,134
   6              26,802     23,538    22,338    29,134        19,378      18,178       29,134
   7              28,142     24,185    23,285    29,134        18,909      18,009       29,134
   8              29,549     24,851    24,251    29,134        18,250      17,650       29,134
   9              31,027     25,535    25,235    29,134        17,340      17,040       29,134
  10              32,578     26,237    26,237    29,134        16,100      16,100       29,134
  11              34,207     27,092    27,092    29,134        14,489      14,489       29,134
  12              35,917     27,974    27,974    29,372        12,303      12,303       29,134
  13              37,713     28,885    28,885    30,329         9,338       9,338       29,134
  14              39,599     29,825    29,825    31,317         5,305       5,305       29,134
  15              41,579     30,796    30,796    32,336           ***         ***         ***
  16              43,657     31,799    31,799    33,389           ***         ***         ***
  17              45,840     32,835    32,835    34,148           ***         ***         ***
  18              48,132     33,904    33,904    34,921           ***         ***         ***
  19              50,539     35,011    35,011    35,711           ***         ***         ***
  20              53,066     36,246    36,246    36,608           ***         ***         ***

  25              67,727     43,714    43,714    43,714           ***         ***         ***


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
*** The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Portfolios. The Death Benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.



                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.93% NET)

           Male issue age 75        Initial Premium $20,000
           Preferred Class              Face Amount $29,134

                          CURRENT CHARGES *                        GUARANTEED CHARGES **
              -------------------------------------------    -----------------------------------
                PREMIUMS
 END OF       ACCUMULATED               CASH                                CASH
CONTRACT         AT 5%      ACCOUNT   SURRENDER  DEATH        ACCOUNT    SURRENDER     DEATH
  YEAR          INTEREST     VALUE     VALUE    BENEFIT        VALUE       VALUE      BENEFIT
  ----          PER YEAR     -----     -----    -------        -----       -----      -------
                --------
   1              21,000     19,377    17,477    29,134        18,870      16,970      29,134
   2              22,505     18,773    16,873    29,134        17,620      15,720      29,134
   3              23,153     18,188    16,288    29,134        16,224      14,324      29,134
   4              24,310     17,621    15,821    29,134        14,652      12,852      29,134
   5              25,526     17,072    15,572    29,134        12,861      11,361      29,134
   6              26,802     16,540    15,340    29,134        10,796       9,596      29,134
   7              28,142     16,025    15,125    29,134         8,380       7,480      29,134
   8              29,549     15,526    14,926    29,134         5,508       4,908      29,134
   9              31,027     15,042    14,742    29,134         2,042       1,742      29,134
  10              32,578     14,573    14,573    29,134           ***         ***         ***
  11              34,207     14,188    14,188    29,134           ***         ***         ***
  12              35,917     13,814    13,814    29,134           ***         ***         ***
  13              37,713     13,449    13,449    29,134           ***         ***         ***
  14              39,599     13,094    13,094    29,134           ***         ***         ***
  15              41,579     12,748    12,748    29,134           ***         ***         ***
  16              43,657     12,412    12,412    29,134           ***         ***         ***
  17              45,840     12,084    12,084    29,134           ***         ***         ***
  18              48,132     11,765    11,765    29,134           ***         ***         ***
  19              50,539     11,454    11,454    29,134           ***         ***         ***
  20              53,066     11,152    11,152    29,134           ***         ***         ***

  25              67,727      9,756     9,756    29,134           ***         ***         ***


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
*** The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the Portfolios. The Death Benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.



                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                            HYPOTHETICAL ILLUSTRATION
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.07% NET)

           Male issue age 65        Initial Premium $20,000                 Standard Class
Specified Amount $36,867

                                   CURRENT CHARGES *                 GUARANTEED CHARGES **
                              -----------------------------    ----------------------------------
                 PREMIUMS
 END OF        ACCUMULATED                CASH                               CASH
POLICY        AT 5% INTEREST  ACCUMU   SURRENDER  DEATH        ACCUMU      SURRENDER     DEATH
  YEAR           PER YEAR      VALUE     VALUE    BENEFIT       VALUE       VALUE      BENEFIT
  ----           --------      -----     -----    -------       -----       -----      -------
   1             $21,000       21,594    19,694    36,867      21,421       19,521      36,867
   2              22,505       23,315    21,415    36,867      22,978       21,078      36,867
   3              23,153       25,173    23,273    36,867      24,694       22,794      36,867
   4              24,310       27,179    25,379    36,867      26,597       24,797      36,867
   5              25,526       29,383    27,883    36,867      28,720       27,220      36,867
   6              26,802       31,860    30,660    36,867      31,104       29,904      36,867
   7              28,142       34,634    33,734    39,136      33,792       32,892      38,184
   8              29,549       37,673    37,073    41,817      36,756       36,156      40,800
   9              31,027       40,999    40,699    44,689      40,002       39,702      43,602
  10              32,578       44,651    44,651    47,777      43,565       43,565      46,614
  11              34,207       48,864    48,864    51,307      47,675       47,675      50,059
  12              35,917       53,456    53,456    56,129      52,156       52,156      54,763
  13              37,713       58,460    58,460    61,383      57,038       57,038      59,890
  14              39,599       63,910    63,910    67,105      62,355       62,355      65,473
  15              41,579       69,841    69,841    73,333      68,143       68,143      71,550
  16              43,657       76,291    76,291    80,106      74,436       74,436      78,157
  17              45,840       83,298    83,298    87,463      81,272       81,272      85,336
  18              48,132       90,901    90,901    95,446      88,690       88,690      93,124
  19              50,539       99,139    99,139   104,096      96,728       96,728     101,564
  20              53,066      108,057   108,057   113,459     105,428     105,428     110,700

  25              67,727      165,476   165,476   173,750      160,533     160,533     168,560
  35             110,320      406,477   406,477   406,477      392,431     392,431     392,431



* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the Owner and different investment rates of return for the Portfolios. The Death Benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy years. These values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.



                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.07% NET)

           Male issue age 65        Initial Premium $20,000                 Standard Class
Specified Amount $36,867

                                 CURRENT CHARGES *                 GUARANTEED CHARGES **
                            -----------------------------    -----------------------------------
                PREMIUMS
 END OF       ACCUMULATED               CASH                                CASH
POLICY           AT 5%      ACCUMU   SURRENDER  DEATH         ACCUMU      SURRENDER     DEATH
  YEAR          INTEREST     VALUE     VALUE    BENEFIT        VALUE       VALUE      BENEFIT
  ----          PER YEAR    -----     -----    -------        -----       -----      -------
                --------
   1             $21,000     20,427    18,527    36,867        20,239      18,339       36,867
   2              22,505     20,864    18,964    36,867        20,450      18,550       36,867
   3              23,153     21,309    19,409    36,867        20,630      18,730       36,867
   4              24,310     21,765    19,965    36,867        20,774      18,974       36,867
   5              25,526     22,230    20,730    36,867        20,876      19,376       36,867
   6              26,802     22,705    21,505    36,867        20,926      19,726       36,867
   7              28,142     23,190    22,290    36,867        20,912      20,012       36,867
   8              29,549     23,685    23,085    36,867        20,820      20,220       36,867
   9              31,027     24,191    23,891    36,867        20,632      20,332       36,867
  10              32,578     24,708    24,708    36,867        20,326      20,326       36,867
  11              34,207     25,426    25,426    36,867        19,965      19,965       36,867
  12              35,917     26,165    26,165    36,867        19,448      19,448       36,867
  13              37,713     26,925    26,925    36,867        18,745      18,745       36,867
  14              39,599     27,707    27,707    36,867        17,816      17,816       36,867
  15              41,579     28,512    28,512    36,867        16,609      16,609       36,867
  16              43,657     29,340    29,340    36,867        15,048      15,048       36,867
  17              45,840     30,193    30,193    36,867        13,028      13,028       36,867
  18              48,132     31,070    31,070    36,867        10,405      10,405       36,867
  19              50,539     31,973    31,973    36,867         6,982       6,982       36,867
  20              53,066     32,901    32,901    36,867         2,495       2,495       36,867

  25              67,727     37,967    37,967    39,865           ***         ***         ***
  35             110,320     53,414    53,414    53,414           ***         ***         ***



* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
*** The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the Owner and different investment rates of return for the Portfolios. The Death Benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy years. These values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.



                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                 MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.93% NET)

           Male issue age 65        Initial Premium $20,000
           Standard Class           Specified Amount $36,867

                                 CURRENT CHARGES *                 GUARANTEED CHARGES **
                            -----------------------------    -----------------------------------
                PREMIUMS
 END OF       ACCUMULATED               CASH                                CASH
POLICY           AT 5%      ACCUMU   SURRENDER  DEATH         ACCUMU      SURRENDER     DEATH
  YEAR          INTEREST     VALUE     VALUE    BENEFIT        VALUE       VALUE      BENEFIT
  ----          PER YEAR    -----     -----    -------        -----       -----      -------
               --------
   1             $21,000     19,261    17,361    36,867        19,057      17,157       36,867
   2              22,505     18,549    16,649    36,867        18,067      16,167       36,867
   3              23,153     17,863    15,963    36,867        17,021      15,121       36,867
   4              24,310     17,203    15,403    36,867        15,908      14,108       36,867
   5              25,526     16,567    15,067    36,867        14,717      13,217       36,867
   6              26,802     15,955    14,755    36,867        13,428      12,228       36,867
   7              28,142     15,365    14,465    36,867        12,019      11,119       36,867
   8              29,549     14,797    14,197    36,867        10,461       9,861       36,867
   9              31,027     14,250    13,950    36,867         8,718       8,418       36,867
  10              32,578     13,724    13,724    36,867         6,752       6,752       36,867
  11              34,207     13,316    13,316    36,867         4,541       4,541       36,867
  12              35,917     12,920    12,920    36,867         2,005       2,005       36,867
  13              37,713     12,536    12,536    36,867           ***         ***         ***
  14              39,599     12,164    12,164    36,867           ***         ***         ***
  15              41,579     11,803    11,803    36,867           ***         ***         ***
  16              43,657     11,452    11,452    36,867           ***         ***         ***
  17              45,840     11,112    11,112    36,867           ***         ***         ***
  18              48,132     10,782    10,782    36,867           ***         ***         ***
  19              50,539     10,461    10,461    36,867           ***         ***         ***
  20              53,066     10,150    10,150    36,867           ***         ***         ***

  25              67,727      8,729     8,729    36,867           ***         ***         ***
  35             110,320      6,457     6,457    36,867           ***         ***         ***


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
*** The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the Owner and different investment rates of return for the Portfolios. The Death Benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy years. These values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.

UNITED OF OMAHA
LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL
OF OMAHA INSURANCE COMPANY)


STATUTORY FINANCIAL STATEMENTS AND INDEPENDENT AUDITORS'
REPORT
DECEMBER 31, 1997 AND 1996

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
United of Omaha Life Insurance Company
Omaha, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of United of Omaha Life Insurance Company (a wholly-owned subsidiary of Mutual of Omaha Insurance Company) as of December 31, 1997 and 1996, and the related statutory statements of income, changes in surplus, and cash flows for the years then ended. Our responsibility is to express an opinion on these financial statements based on our audits. These financial statements are the responsibility of the Company's management.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As more fully described in Note 1 to the financial statements, the Company has prepared these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Those practices differ from generally accepted accounting principles. The effects on the financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of United of Omaha Life Insurance Company as of December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of United of Omaha Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

Our audits were conducted for the purpose of forming an opinion on the above-referenced basic financial statements taken as a whole. Schedule 1 - Selected Financial Data is presented to comply with the National Association of Insurance Commissioners Annual Statement Instructions and is not a required part of the basic financial statements. This schedule is the responsibility of the Company's management. This schedule has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.





February 17, 1998



UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
DECEMBER 31, 1997 AND 1996
---------------------------------------------------------------------------------------------------


ADMITTED ASSETS                                                             1997         1996

Cash and invested assets:
  Bonds                                                               $6,921,761,607 $6,194,032,670
  Preferred stocks                                                         3,954,659     2,966,816
  Common stocks                                                           96,599,064   206,792,033
  Mortgage loans                                                         587,412,649   914,876,920
  Real estate occupied by the Company,
    net of accumulated depreciation of $55,634,377
    in 1997 and $51,913,097 in 1996                                       82,535,703    85,957,594
  Real estate acquired in satisfaction of debt,
    net of accumulated depreciation of $2,808,829
    in 1997 and $3,417,883 in 1996                                        24,103,876    47,288,342
  Investment in real estate,
    net of accumulated depreciation of $3,835,517 in 1997
    and $14,576,279 in 1996                                                2,426,251     9,930,367
  Policy loans                                                           125,623,575   118,149,994
  Cash and short-term investments                                        115,195,235   117,502,239
  Other invested assets                                                   75,603,178    70,027,256
                                                                          -----------   ----------
           Total cash and invested assets                               8,035,215,797 7,767,524,231

Premiums deferred and uncollected                                        105,486,687    94,801,896
Investment income due and accrued                                         81,723,329    75,193,337
Electronic data processing equipment, net of accumulated depreciation
  of $70,130,119 in 1997 and $56,352,138 in 1996                          43,989,272    44,970,654
Receivable from parent, subsidiaries and affiliates                       36,856,289     8,074,896
Other assets                                                              55,382,777    47,050,316
Separate accounts assets                                                 927,949,578   499,423,143
                                                                         ------------  -----------

           Total admitted assets                                       $ 9,286,603,729 8,537,038,473
                                                                        ============================

LIABILITIES

Policy reserves:
  Aggregate reserve for policies and contracts                        $5,880,531,953 $5,427,996,121
  Liability for premium and other deposit funds                        1,527,069,085 1,670,294,443
  Policy and contract claims                                              68,225,897    49,316,597
  Other                                                                   75,725,381    74,171,234
                                                                          -----------   ----------
           Total policy reserves                                       7,551,552,316 7,221,778,395

Interest maintenance reserve                                              18,902,412    26,871,627
Asset valuation reserve                                                   94,143,580   114,495,587
General expenses and taxes due or accrued                                 30,843,096    35,147,383
Federal income taxes due or accrued                                       17,739,011    20,240,657
Other liabilities                                                         77,148,144    84,293,404
Separate accounts liabilities                                            908,200,305   499,391,604
                                                                         ------------  -----------
           Total liabilities                                           8,698,528,864 8,002,218,657

SURPLUS

Capital stock, $10 par value, 900,000
 shares authorized, issued and outstanding                                 9,000,000     9,000,000
Gross paid-in and contributed surplus                                     62,723,580    62,723,580
Unassigned surplus                                                       516,351,285   463,096,236
           Total surplus                                                 588,074,865   534,819,816
                                                                         ------------  -----------

           Total liabilities and surplus                              $9,286,603,729 $8,537,038,473
                                                                        ============================


The accompanying notes are an integral part of these statutory financial statements.


UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------


                                                        1997          1996

Income:
  Net premiums and annuity considerations          $1,187,103,621 $1,285,506,938
  Other considerations and fund deposits              293,227,972   260,507,951
  Net investment income                               587,480,573   546,634,120
  Other income                                         25,019,350    20,603,502
                                                       -----------   ----------

           Total income                             2,092,831,516 2,113,252,511
                                                    ---------------------------

Benefits and expenses:
  Policyholder and beneficiary benefits             1,030,686,286   890,667,960
  Increase in reserves for policyholder and beneficiary
    benefits                                          365,393,381   561,184,660
  Commissions                                         130,342,914   126,691,679
  Operating expenses                                  203,683,834   175,722,457
  Expense realignment costs                             4,442,186     9,099,138
  Net transfers to separate accounts                  278,479,918   277,638,332
                                                      ------------  -----------

           Total benefits and expenses              2,013,028,519 2,041,004,226
                                                    ---------------------------

           Net gain from operations before federal income
             taxes and net realized capital gains      79,802,997    72,248,285

Federal income taxes                                   37,918,000    41,101,000
                                                       -----------   ----------

           Net gain from operations before net realized
             capital gains                             41,884,997    31,147,285

Net realized capital gains                             51,537,439    23,461,344
                                                       -----------   ----------

           Net income                                $ 93,422,436  $ 54,608,629
                                                     ============= ============


The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF CHANGES IN SURPLUS
YEARS ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------


                                                          1997         1996

Capital stock:
  Balance at beginning and end of year                 $ 9,000,000  $ 9,000,000
                                                       ------------ -----------

Gross paid-in and contributed surplus:
  Balance at beginning and end of year                  62,723,580   62,723,580
                                                        -----------  ----------

Unassigned surplus:
  Balance at beginning of year                         463,096,236  440,889,365
  Net income                                            93,422,436   54,608,629
  Decrease in net unrealized capital gains and losses (45,543,494) (23,064,189) (Increase) decrease in:
    Non-admitted assets                                (15,448,463)   2,560,620
    Asset valuation reserve                             20,352,007   (8,149,843)
  Additional pension plan contribution                           -   (3,599,016)
  Change in group pension reserve valuation basis       17,437,454            -
  Adoption of actuarial guidelines                     (17,235,000)           -
  Surplus contributed to separate account              (20,000,000)           -
  Change in surplus in separate account                 20,000,000            -
  Other, net                                               270,109     (149,330)
                                                           --------    ---------

  Balance at end of year                               516,351,285  463,096,236
                                                       ------------ -----------

           Total surplus                              $ 588,074,865$ 534,819,816
                                                      ==========================


The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------

                                                        1997          1996
Cash from operations:
  Premiums, annuity considerations
     and other fund deposits                       $1,467,305,934 $1,539,502,489
  Net investment income                               572,888,599   537,288,008
  Other income                                         24,599,736    20,642,625
  Benefits                                          (1,015,334,974)(888,661,344)
  Commissions and general expenses                   (358,217,599) (314,100,203)
  Federal income taxes                                (50,033,368)  (42,235,076)
  Net transfers to separate accounts                 (291,034,340) (292,935,143)
                                                      -----------   ------------
           Net cash from operations                   350,173,988   559,501,356
                                                      ------------  -----------

Cash from investments:
  Proceeds from investments sold, redeemed or matured:
    Bonds                                           1,061,409,895   992,064,963
    Mortgage loans                                    335,103,045   132,405,745
    Stocks                                            143,363,377    52,061,954
    Real estate                                        37,927,500    18,601,115
    Other invested assets                              40,376,307    32,150,428
  Tax on capital gains                                (15,797,771)   (9,665,308)
  Cost of investments acquired:
    Bonds                                          (1,774,643,429(1,818,632,295)
    Mortgage loans                                    (19,862,952)  (22,606,512)
    Stocks                                            (23,479,436)  (25,848,321)
    Other invested assets                             (27,563,717)  (53,150,380)
    Real estate                                        (3,082,524)   (4,205,008)
  Net increase in policy loans                         (7,474,627)   (6,814,849)
                                                       ------------  -----------
           Net cash from investments                 (253,724,332) (713,638,468)
                                                     ---------------------------

Cash from financing and other sources:
  Other cash provided                                  18,880,708   102,622,951
  Other cash used                                    (117,637,368)   (6,983,417)
                                                     --------------  -----------
           Net cash from financing and other sources  (98,756,660)   95,639,534

Net change in cash and short-term investments          (2,307,004)  (58,497,578)

Cash and short-term investments:
  Beginning of year                                   117,502,239   175,999,817
                                                      ------------  -----------

  End of year                                       $ 115,195,235 $ 117,502,239
                                                    ===========================


The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)


NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     NATURE OF OPERATIONS - United of Omaha Life Insurance Company (the Company) is a wholly-owned subsidiary of Mutual of Omaha Insurance Company (Mutual of Omaha), a mutual health and accident and life insurance company domiciled in the State of Nebraska. At December 31, 1997, the Company owned 100% of the outstanding common stock of the following entities: Companion Life Insurance Company (Companion), United World Life Insurance Company, Mutual of Omaha Structured Settlement Company-Connecticut (MOSSCO-CT), and Mutual of Omaha Structured Settlement Company-New York (MOSSCO-NY). The Company has insurance licenses to operate in 49 states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands. Individual life insurance and annuity products are sold through a network of career agents, direct mail, brokers, financial planners and banks. Group business is produced by representatives located in Mutual of Omaha group offices throughout the country.

     BASIS OF PRESENTATION - The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Prescribed statutory accounting practices are contained in a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices which may not necessarily be prescribed but are not prohibited.

     The accompanying statutory financial statements vary in some respects from those that would be presented in conformity with generally accepted accounting principles. The most significant differences include: (a) bonds are generally carried at amortized cost rather than being valued at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities; (b) acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred and not deferred, whereas premiums are taken into income on a pro rata basis over the respective term of the policies; (c) deferred federal income taxes are not provided for temporary differences between tax and financial reporting; (d) no provision has been made for federal income taxes on unrealized appreciation of investments which are carried at market value; (e) asset valuation reserves (AVR) and interest maintenance reserves (IMR) are established; (f) different actuarial assumptions are used for calculating certain policy reserves; (g) changes in certain assets designated as "non-admitted" have been charged to unassigned surplus; and (h) the change in the underlying book value of wholly-owned subsidiaries is reported as a change in net unrealized capital gains (losses), a component of unassigned surplus, rather than as a component of the Company's net income/loss. The effects of the foregoing differences on the accompanying statutory financial statements are not reasonably determinable but are presumed to be material.

     USE OF ESTIMATES - The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ significantly from those estimates.

     INVESTMENTS - Bonds are generally stated at amortized cost. Premiums and discounts on bonds not backed by other loans are amortized using the scientific method. Premiums and discounts on loan-backed bonds and structured securities are amortized using the interest method based on anticipated prepayments at the date of purchase. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Preferred stocks are stated at cost. Common stocks of unaffiliated companies are stated at estimated fair value and stocks of affiliated companies (principally insurance companies) are valued at the Company's equity in the underlying book value. The change in the stated value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus, ignoring the effect of income taxes.

     Mortgage loans and policy loans are stated at the aggregate unpaid balance. In accordance with statutory accounting practices, the Company records a general reserve for losses on mortgage loans as part of the asset valuation reserve.

     Home office and investment real estate are valued at cost, less allowance for depreciation. Property acquired in satisfaction of debt is initially valued at the lower of cost or estimated fair value. Depreciation is provided on the straight-line basis over the estimated useful lives of the related assets.

     Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at cost which approximates market.

     Investment income is recorded when earned. Realized gains and losses on sale or maturity of investments are determined on the specific identification basis. Any portion of invested assets designated as "non-admitted" is excluded from the statutory statements of admitted assets, liabilities and surplus.

     ASSET VALUATION AND INTEREST MAINTENANCE RESERVES - The Company establishes certain reserves as promulgated by the NAIC. The AVR is established for the specific risk characteristics of invested assets of the Company. The IMR is established for the realized gains and losses on the redemption of fixed income securities resulting from changes in interest rates, net of tax. Gains and losses pertaining to the IMR are subsequently amortized into investment income over the expected remaining period to maturity of the investments sold or called.

     POLICY RESERVES - Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life policies are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates (2.5% to 6%) and mortality (American Experience, 1941 CSO, 1958 CSO, 1960 CSG and 1980 CSO tables) as prescribed by regulatory authorities. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.5% to 12.75%. Policy and contract claim liabilities include provisions for reported claims and estimates for claims incurred but not reported. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

     During 1997, the Company adopted two actuarial guidelines. The total impact of the adoption of these guidelines was a $17,235,000 decrease in unassigned surplus. The Company also recorded a reduction in group pension reserves based on a change in the calculation of these reserves. The impact of this change was a $17,437,454 increase in unassigned surplus.

     PREMIUMS AND RELATED COMMISSIONS - Premiums are recognized as income over the premium paying period of the policies. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred.

     FEDERAL INCOME TAXES - The Company files a consolidated federal income tax return with its parent and other eligible subsidiaries. The method of allocating taxes among the companies is subject to a written agreement approved by the Board of Directors. Each company's provision for federal income taxes is based on a separate return calculation with each company recognizing tax benefits of net operating loss carryforwards and tax credits on a separate return basis.

     The provision for federal income taxes is based on income which is currently taxable. Deferred federal income taxes are not provided for temporary differences between income tax and statutory reporting. The Company recognizes the benefits of net operating loss, foreign tax and general business credit carryforwards when realized.

     NON-ADMITTED ASSETS - Certain assets designated as "non-admitted", principally receivables greater than ninety days due and office furniture and equipment, are excluded from the statutory statements of admitted assets, liabilities and surplus. The net change in such assets is charged or credited directly to unassigned surplus.

     FAIR  VALUES  OF  FINANCIAL   INSTRUMENTS  -  The  following   methods  and
     assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       CASH, SHORT-TERM INVESTMENTS AND OTHER INVESTED ASSETS - The carrying amounts for these instruments approximate their fair values.

       BONDS - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

       UNAFFILIATED COMMON STOCKS - The fair values for unaffiliated common stocks are based on quoted market prices.

       AFFILIATED COMMON STOCKS - The fair values of affiliated common stocks are based on the Company's equity in the underlying book value.

       PREFERRED STOCKS - The fair values for preferred stocks are based on quoted market prices.

       MORTGAGE LOANS - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality and maturity of the investments.

       POLICY LOANS - The Company does not believe an estimate of the fair value of policy loans can be made without incurring excessive cost. Policy loans have no stated maturities and are usually repaid by reductions to benefits and surrenders. Because of the numerous assumptions which would have to be made to estimate fair value, the Company believes that such information would not be meaningful.

       INVESTMENT CONTRACTS - The fair values for liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, which are based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

       DERIVATIVES - The fair value of interest-rate swaps, foreign currency swaps and interest-rate caps represents the amount at which the contracts could be settled based upon estimates obtained from issuing brokers. The fair value of equity linked notes represents the appreciation of the underlying debt security based upon the accumulative return of the designated index.

     DERIVATIVES - The Company utilizes derivative financial instruments as part of an overall interest rate risk management strategy. Derivative financial instruments utilized by the Company include interest-rate swaps, interest-rate caps, foreign currency swaps and equity linked notes. The Company does not engage in trading of these instruments.

     These derivative financial instruments involve, to varying degrees, elements of credit and market risk which are not recognized on the statutory statement of admitted assets, liabilities and surplus. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract which exceeds the value of existing collateral, if any. Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. The Company evaluates the risk associated with derivatives in much the same way as the risks with on-balance sheet financial instruments. The derivative's risk of credit loss is generally a small fraction of the notional value of the instrument and is represented by the fair value of the derivative financial instrument. The Company attempts to limit its credit risk by dealing with creditworthy counterparties and obtaining collateral where appropriate.

     Interest-rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Net settlement amounts are reported as adjustments to interest income on an accrual basis over the life of the swap agreement.

     Interest-rate caps represent a right to receive the excess of a referenced interest rate over a given rate. Interest-rate cap arrangements are stated at amortized cost. Interest-rate caps are amortized and recorded as an adjustment to net investment income over the life of the investment using the effective interest method.

     Foreign currency swaps are stated at market value. The differences between the amounts paid or received on foreign currency swaps are reflected in the statutory statements of income. The change in estimated fair value is recorded as a change in net unrealized gains (losses).

     The Company also invests in equity linked notes that are stated at amortized cost. These instruments pay interest based on a very modest (or no) semi-annual or annual coupon rate and pay at maturity all principal plus "contingent" interest based on a coupon rate equal to the percentage increase in a designated index. If the index has declined over the term of the note, no contingent interest is payable, but at maturity all principal would nevertheless be payable. The designated index is typically linked to the performance of a known stock index or basket of indices. Interest income is accrued at the coupon rate while "contingent" interest is recognized upon maturity.

     SEPARATE ACCOUNTS - The assets of the separate accounts shown in the statutory statements of admitted assets, liabilities and surplus are carried at fair value and consist primarily of common stocks, mutual funds and commercial paper held by the Company for the benefit of certificate holders under specific individual and group annuity contracts. Benefits paid to separate account certificate holders are reflected in the statutory statements of income, but are offset by transfers from the separate accounts. The payment of such benefits and the earning of investment income constitute the only significant activities in the separate accounts.

     RECLASSIFICATIONS - Certain reclassifications have been made to the prior year amounts to conform with current year presentation with no changes to unassigned surplus or net income.

2.   INVESTMENTS

     The cost or amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of the Company's investment securities were as follows:

                         COST OR       GROSS       GROSS      ESTIMATED
                         AMORTIZED   UNREALIZED   UNREALIZED      FAIR
                           COST         GAINS       LOSSES       VALUE
AT DECEMBER 31, 1997:
  U.S. Government       $ 58,738,150 $ 1,010,535     $ 43,252 $ 59,705,433
  States, territories and
    possessions              130,034       2,732            -      132,766
  Political subdivisions  11,067,966     118,466          967   11,185,465
  Mortgage backed securit281,613,864   7,452,415      258,452  288,807,827
  Special revenue         60,517,693   3,453,018        3,984   63,966,727
  Public utilities       428,968,240  25,627,124      151,188  454,444,176
  Industrial and
    miscellaneous      4,392,543,109 161,012,950   26,560,285 4,526,995,774
  Collateralized mortgage
    obligations        1,563,786,457  48,340,724    4,981,712 1,607,145,469
  Credit-tenant loans    248,796,094  17,542,545      358,824  265,979,815
                         ------------ -----------     -------- -----------

           Total      $7,046,161,607 $264,560,509 $32,358,664 $7,278,363,452
                       ======================================================

  Bonds                $ 6,921,761,607
  Short-term investments   124,400,000
                         -------------
                       $ 7,046,161,607

  Preferred stocks       $ 3,954,659 $ 1,936,634         $ -   $ 5,891,293
                         =========== =============        ====  ===========

  Common stocks:
    Affiliated          $ 66,086,000 $ 14,609,465         $ - $ 80,695,465
    Unaffiliated             435,067  15,546,292       77,760   15,903,599
                             -------- -----------      -------  ----------

                        $ 66,521,067 $ 30,155,757    $ 77,760 $ 96,599,064
                        ==========================   =====================

                         COST OR       GROSS       GROSS       ESTIMATED
                         AMORTIZED   UNREALIZED   UNREALIZED      FAIR
                           COST         GAINS       LOSSES        VALUE

AT DECEMBER 31, 1996:
  U.S. Government       $ 53,505,907   $ 302,666    $ 975,456  $ 52,833,117
  States, territories and
    possessions            1,186,868      46,669            -     1,233,537
  Political subdivisions  11,579,149      20,989      232,386    11,367,752
  Mortgage backed securit170,462,579   2,683,632      807,629   172,338,582
  Special revenue         73,681,347   3,138,758          308    76,819,797
  Public utilities       416,189,073  21,892,417      994,712   437,086,778
  Industrial and
    miscellaneous      3,787,554,434 106,623,118   46,452,059 3,847,725,493
  Collateralized mortgage
    obligations        1,541,892,632  29,372,408   16,816,221 1,554,448,819
  Credit-tenant loans    277,024,683  10,185,995    2,556,896   284,653,782
                         ------------ -----------   ----------  -----------

           Total       $6,333,076,672 $174,266,652 $68,835,667 $6,438,507,657
                       ======================================================

  Bonds                $ 6,194,032,670
  Short-term investments   139,044,002

                       $ 6,333,076,672

  Preferred stocks       $ 2,966,816 $ 1,899,159         $ -    $ 4,865,975
                         =========== =============        ====   ===========

  Common stocks:
    Affiliated          $ 66,086,000 $ 7,514,377          $ -  $ 73,600,377
    Unaffiliated          61,054,236  74,539,550    2,402,130   133,191,656
                          ----------- -----------   ----------  -----------

                       $ 127,140,236 $ 82,053,927 $ 2,402,130 $ 206,792,033

     The amortized cost and estimated fair value of debt securities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  AMORTIZED       ESTIMATED
                                                     COST         FAIR VALUE

Due in one year or less                           $ 231,132,383   $ 231,737,841
Due after one year through five years             1,431,803,609   1,457,094,090
Due after five years through ten years            1,300,235,802   1,339,305,608
Due after ten years                               2,237,589,492   2,354,272,617
                                                  --------------  -------------
                                                  5,200,761,286   5,382,410,156
Collateralized mortgage obligations and mortgage
  backed securities                               1,845,400,321   1,895,953,296
                                                  --------------  -------------

Total                                           $ 7,046,161,607 $ 7,278,363,452
                                                ===============================

     The sources of net investment income were as follows:

                                                       1997          1996

Bonds                                              $ 501,101,332 $ 439,884,083
Preferred stocks                                         398,794       398,794
Common stocks                                            448,589     1,789,507
Mortgage loans                                        70,469,627    87,034,775
Real estate                                           25,531,545    29,859,520
Policy loans                                           7,454,749     6,855,137
Short-term investments                                 4,657,874     7,339,362
Other                                                 (1,239,823)   (2,731,636)
                                                      ------------  -----------
                                                     608,822,687   570,429,542
Investment expense                                   (25,194,958)  (28,270,465)
Amortization of interest maintenance reserve           3,852,844     4,475,043

                                                   $ 587,480,573 $ 546,634,120


     Gross realized gains and losses from investment securities consist of the following:

                                                                 NET
                                         GROSS        GROSS     REALIZED
                                        REALIZED    REALIZED     GAINS
                                         GAINS       LOSSES     (LOSSES)
YEAR ENDED DECEMBER 31, 1997:
  Bonds                                $ 8,303,767 $ 5,237,203 $ 3,066,564
  Common stocks                         64,382,938   4,130,324 60,252,614
  Mortgage loans                         1,519,891   5,317,698 (3,797,807)
  Real estate                            2,799,542   5,108,653 (2,309,111)
  Derivative instruments                     7,544   8,910,996 (8,903,452)
  Other                                 24,572,499      48,747 24,523,752
                                        -----------     -----------------

                                      $ 101,586,181 $28,753,621 72,832,560
  Capital gains tax                                            (25,411,492)
  Net IMR capital losses                                         4,116,371

  Net realized capital gains                                  $ 51,537,439
                                                              ============

YEAR ENDED DECEMBER 31, 1996:
  Bonds                                $ 9,290,573 $ 1,488,558 $ 7,802,015
  Common stocks                         41,197,830     350,598 40,847,232
  Mortgage loans                           660,188   7,618,449 (6,958,261)
  Real estate                            2,689,916   2,949,265   (259,349)
  Other                                  3,829,829      33,919  3,795,910
                                         ----------     ------- ---------

                                      $ 57,668,336 $ 12,440,789 45,227,547
  Capital gains tax                                            (15,797,771)
  Net IMR capital gains                                        (5,968,432)

  Net realized capital gains                                   $ 23,461,344
                                                               ============

     Proceeds from the sale of bonds were $265,701,061 and $197,362,463 during 1997 and 1996, respectively.

     The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans during 1997 ranged from 7.57% to 8.15%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The estimated fair value of the mortgage loan portfolio was $625,176,943 and $928,621,187 at December 31, 1997 and 1996, respectively.

     The Company's mortgage loans finance various types of commercial properties throughout the United States. The geographic distributions of the mortgage loans were as follows at December 31, 1997 and 1996:

                                                      1997          1996

California                                          $ 51,109,152  $ 87,777,944
Nebraska                                              34,435,161    53,117,745
Washington                                            31,425,881    44,615,418
Missouri                                              26,734,059    49,422,118
Indiana                                               23,144,887    49,003,672
All other states                                     420,563,509   630,940,023
                                                     ------------  -----------

                                                   $ 587,412,649 $ 914,876,920

     The following table summarizes the non-performing and restructured mortgage loans at December 31, 1997 and 1996:

                                                      1997           1996

Non-performing                                      $ 7,145,553     $ 8,917,293
Restructured                                                 -       13,500,429
                                                             --      ----------

                                                    $ 7,145,553    $ 22,417,722
                                                    ============   ============

     At December 31, 1997, securities with an amortized cost of $5,468,910 were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

     The Company has a securities lending program whereby securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is recorded in memorandum records and is not reflected in the accompanying statutory statements of admitted assets, liabilities and surplus. To further minimize the credit risks related to this lending program, the Company regularly monitors the financial condition of counterparties to these agreements and also receives an indemnification from the financial intermediary who structures the transactions.

3.   DERIVATIVE FINANCIAL INSTRUMENTS

     The Company enters into interest-rate swap agreements to manage interest-rate exposure. The primary reason for the interest-rate swap agreements is to modify the interest-rate sensitivities of certain investments so that they are highly correlated with the interest-rate sensitivities of certain insurance liabilities.

     The Company also uses interest-rate caps to more effectively manage interest-rate risk associated with single premium deferred annuity contracts. This allows the Company to limit the risk associated with an increase in interest rates.

     The Company purchases corporate bonds in the foreign bond markets. These bonds are typically issued by U.S. corporations and denominated in a variety of currencies. These bonds, on occasion, are available for purchase in the secondary market at attractive yields. The Company enters into currency swaps simultaneously with its foreign currency bond purchases so that all future foreign currency-denominated interest and principal payments on such bonds are swapped with high quality counterparties at the time of purchase for known amounts of U.S. dollars.

     The Company uses equity linked notes to more cost effectively diversify its exposure to equity markets and as an asset replication instrument to match the liabilities of certain group annuity contracts where the customer seeks equity market participation. Equity linked notes help reduce the Company's exposure to fluctuations in equity instruments by linking a substantial portion of their expected total return to certain market indices while preserving the invested principal.

     During 1997 the Company terminated two interest-rate swap transactions with a combined notional amount of $200,000,000 at a cost of approximately
     $8,900,000.  This amount was charged to IMR in  accordance  with  statutory accounting principles. These swaps were replaced with four other interest-rate swap agreements with a combined notional amount of $200,000,000. Terms of the new interest-rate swaps allow for more frequent repricing of the variable rate paid by the Company thereby reducing their exposure.

     The  following  table   summarizes  the  Company's   derivative   financial
     instruments. Notional amounts are used on certain instruments to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk.


                                          ESTIMATED
                  NOTIONAL    STATEMENT      FAIR   YEAR(S) OF   INTEREST  RATE
                   AMOUNT       VALUE       VALUE     MATURITY    PAID  RECEIVED
At December 31, 1997:
  Interest-rate
   swaps          $202,500,000      $ -  $ (5,399,427)2002 - 2003   6.97 % 6.50%
                  ============     ==== =============
  Interest-rate
   caps           $470,000,000 $ 3,269,119   $ 14,091 2000 - 2002-      -
                  ============  ==========    =========
  Foreign currency
    swaps          $ 6,500,000  $ (268,954)  $ (268,954)  1998     -      -
                  ============ ============ ============
  Equity linked
    notes          $101,000,000 $4,721,600 $ 41,226,347 2001 - 2016-      -
                  ============= ======================

At December 31, 1996:
  Interest-rate
    swaps          $202,500,000    $ -    $ (9,259,200) 1999 - 2003 8.45%  .24%
                  ============     ==== =============
  Interest-rate
    caps            320,000,000 $ 2,739,125 $ 1,882,640 2000 - 2001-      -
                   ============ ========== ============
  Foreign currency
    swaps        $ 21,503,126   $(10,400,836)(10,400,836) 1997 - 1998-     -
                 ============= ============== ==========
  Equity linked
    notes        $109,925,000   $ 5,902,000 $ 41,289,216 1997 - 2016-      -
                  ============ ============ ============

     The Company has considerable experience in evaluating and managing credit risk. Each issuer or counterparty is extensively reviewed to evaluate its financial stability before entering into each agreement and throughout the period that the financial instrument is owned.

     The Company has commitments to fund bond investments of approximately $60,900,000 and mortgage loans of approximately $1,900,000 as of December 31, 1997. These commitments are legally binding and have fixed expiration dates or other termination clauses that may require the payment of a fee. In the event that the financial condition of a borrower deteriorates materially, the commitment may be terminated. Since some of the commitments may expire or terminate, the total commitments do not necessarily represent future liquidity requirements.

4.   FEDERAL INCOME TAXES

     The provision for federal income taxes reflects an effective income tax rate which differs from the prevailing federal income tax rate primarily as a result of income and expense recognition differences between statutory and income tax reporting. The major differences include capitalization and amortization of certain policy acquisition amounts for tax purposes, different methods for determining statutory and tax insurance reserves, timing of the recognition of market discounts on bonds and certain accrued expenses, and the acceleration of depreciation for tax purposes.

     The  Company's  tax  returns  have been  examined by the  Internal  Revenue
     Service (IRS) through 1992. The Company is currently appealing certain adjustments proposed by the IRS for tax years 1987 through 1992. The tax returns for 1993 through 1995 are currently under examination. Management believes the results of these examinations will have no material impact on the Company's statutory financial statements.

     Under federal income tax law in effect prior to 1984, the Company accumulated approximately $31,615,000 of deferred taxable income which could become subject to income taxes in the future under certain conditions. Management believes the chance that those conditions will exist is remote.

5.   RETIREMENT BENEFITS

     The Company participates with affiliated companies in a noncontributory defined benefit plan covering all United States employees meeting certain minimum requirements. Mutual of Omaha and certain subsidiaries
     (collectively referred to as the Companies) generally make annual contributions to the plan in an amount between the minimum ERISA required contribution and the maximum tax deductible contribution. Funds for the plan are held in the general and separate accounts of the Company under the terms of a group annuity contract and in domestic equity and international common stock funds.

     Information regarding accrued benefits and net assets has not been determined on an individual company basis. The Company's allocation of salary expense was approximately 30% of the total Companies' salary expense in 1997 and approximately 28% in 1996. The Companies expensed contributions of $7,972,335 and $12,152,156 in 1997 and 1996, respectively. During 1996, the Companies changed mortality tables from the 1971 group annuity mortality table to the 1983 group annuity mortality table. As a result of the table change, the actuarial present value of accrued benefits as of January 1, 1996, increased by $21,637,154. The Companies made an additional contribution of $21,637,154 and recorded it net of federal income taxes of $7,573,004 as a direct charge to surplus.

     The plan was amended effective January 1, 1997 to include a Postretirement Medical 401(h) Account for the funding of certain postretirement medical benefits provided by the Companies. In September 1997, Mutual of Omaha and the Company contributed approximately $2,600,000 to this account.

     A comparison of accrued benefits and net assets for the entire plan as of January 1, 1997 and 1996 follows:
                                                       1997           1996
Actuarial present value of accrued benefits:
  Vested                                           $ 380,495,581 $ 352,736,411
  Nonvested                                            2,203,724     4,036,059
                                                       ----------    ---------

                                                   $ 382,699,305 $ 356,772,470

Net assets available for benefits                  $ 369,871,820 $ 324,925,491
                                                   ===========================

Assumptions:
  Annual investment return                            9.00 %         9.00 %
  Mortality table                                     1983 GAM      1983 GAM
  Discount rate                                       7.37 %         7.62 %

     The Companies also provide the Mutual of Omaha 401(k) Long-Term Savings Plan covering all United States employees who have completed one year of service and have reached their 21st birthday. Participants may elect to contribute 1% to 16% of their salary annually subject to plan and IRS limitations.  The  Companies  match  at  least  25% of the  first 6% of the contributions made by each participant. The Companies match up to an additional 75% of the first 6% of the contributions made by each participant if certain company-wide performance measures are met. Contributions by the Companies were $8,428,515 and $5,600,402 in 1997 and 1996, respectively.

     The Companies provide certain postretirement medical and life insurance benefits. The Companies subsidize these benefits with certain limitations to retirees and eligible employee groups. Employees retiring on or before December 31, 1997, were eligible for the full subsidy if they were at least age 55 with at least 10 years of service and 10 years of continuous coverage under one of the Companies' health plans. Employees retiring after December 31, 1997, must be at least age 60 with at least 15 years of service and 15 years of continuous coverage under one of the Companies' health plans. Employees hired on or after January 1, 1995, are not eligible for a subsidy. The cost of these postretirement benefits is allocated to the Companies based on an actuarial valuation. The Companies use the accrual method of accounting for postretirement benefits and elected to amortize the original transition obligation over 20 years. During the year ended December 31, 1997, liabilities of $7,027,078 that were previously recorded by the Company and certain affiliates for postretirement benefits were paid to Mutual of Omaha.

     The following table compares the accumulated benefit obligation and the accrued liability for the Companies' postretirement benefits at December 31, 1997 and 1996:

                                                      1997           1996
Accumulated postretirement benefits obligation:
  Fully eligible actives                             $ 9,694,945    $ 8,008,428
  Retirees                                            76,208,522     76,135,759
                                                      -----------    ----------
                                                      85,903,467     84,144,187
Plan assets in Postretirement Medical 401(h) Account  (2,713,304)             -
Unrecognized transition obligation                   (60,275,474)   (64,293,839)
Unrecognized gain                                      9,460,055      7,928,001
                                                       ----------     ---------

           Total accrued postretirement benefit
               liability                            $l32,374,744   $ 27,778,349

Assumptions:
  Discount rate                                        7.25 %        7.50 %
  Health care cost trend rate:
    First year                                         5.00 %        8.50 %
    Ultimate                                           5.00 %        5.00 %
  Grading period                                         -           8 years


     The Companies' net periodic postretirement benefit costs include the following components:

                                                        1997          1996

Eligibility costs                                     $ 1,597,970   $ 1,384,687
Interest costs                                          5,985,721     5,908,779
Deferral of gain on plan assets                            55,859             -
Amortization of transition obligation                   4,018,365     4,018,365
Return on assets                                          (55,859)           -
                                                          ---------          -

           Total benefit costs                       $ 11,602,056  $ 11,311,831
                                                     ============= ============

     The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rate by one percentage point in each year would increase the Companies' accumulated postretirement benefits obligation as of December 31, 1997 by approximately $6,200,000 and the estimated eligibility and interest cost components of the net periodic postretirement benefit costs for 1997 by approximately $800,000.

6.   RELATED PARTY TRANSACTIONS

     The home office properties are occupied jointly by the Company, Mutual of Omaha and certain affiliates. Because of this relationship, the Companies incur joint operating expenses subject to allocation. Management believes the method of allocating such expenses is fair and reasonable.

     The Company received management and administrative service fees from MOSSCO-NY and MOSSCO-CT of $106,480 for the year ended December 31, 1997 and $349,540 from MOSSCO-NE, MOSSCO-NY and MOSSCO-CT for the year ended December 31, 1996.

     The Company paid $427,447 and $444,296 during 1997 and 1996, respectively, to Kirkpatrick, Pettis, Smith, Polian Inc., an affiliate, for equity investment management services. In addition, the Company paid assignment fees of $165,000 to MOSSCO-NY and MOSSCO-CT for the year ended December 31, 1997 and $439,725 to MOSSCO-NE, MOSSCO-NY and MOSSCO-CT for the year ended December 31, 1996.

     On January 2, 1996, the Company sold 7,580 shares of First National of Nebraska, Inc. common stock to Mutual of Omaha for $27,667,000. The share price was determined by the stock's publicly traded market value at the date of the transaction. The Company recognized a realized gain of $27,631,766, and related federal income taxes were $9,671,118.

     Under the terms of a reinsurance treaty effective June 1, 1955, all health and accident insurance written by the Company is ceded to Mutual of Omaha. The operating results of certain lines of group health and accident and life insurance are shared equally by the Company and Mutual of Omaha. The amounts ceded were as follows:

                                                      1997          1996

Aggregate reserve for policies and contracts        $ 92,275,916  $ 88,332,124
                                                    ============= ============

Policy and contract claims                          $ 92,555,033 $ 104,873,996
                                                    ============= =============

Premium considerations                             $ 378,854,027 $ 368,125,642
                                                   ============== =============

Policyholder and beneficiary benefits              $ 286,033,083 $ 273,576,207
                                                   ============= ==============

Group reinsurance settlement expense               $ (10,405,717) $ (2,818,163)
                                                   ============== ==============

     The Company also assumes group and individual life insurance from Companion. In 1997, the Company entered into a coinsurance treaty with Companion relating to bank annuity business in which Companion cedes 75% of the related premiums to the Company and the Company pays 75% of the related benefits. The total amounts assumed by the Company relating to the treaties with Companion were as follows:

                                                         1997          1996

Aggregate reserve for policies and contracts          $ 30,498,349  $ 3,749,309
                                                      ============= ===========

Policy and contract claims                             $ 2,370,450  $ 2,125,153
                                                       ============ ===========

Premium considerations                                $ 31,343,629  $ 2,667,948
                                                      ============= ===========

Policyholder and beneficiary benefits                  $ 3,151,526  $ 2,390,429
                                                       ============ ===========

7.   REINSURANCE

     In the normal course of business, the Company assumes and cedes insurance business. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations.

     The reconciliation of total premiums to net premiums is as follows:

                                                     1997            1996

Direct                                          $ 1,541,126,581 $ 1,641,294,796
Assumed                                              54,891,990      26,580,893
Ceded                                              (408,914,950)   (382,368,751)
                                                   --------------  -------------

           Net                                  $ 1,187,103,621 $ 1,285,506,938
                                                =============== ================

8.   CREDIT ARRANGEMENTS

     The Company and Mutual of Omaha are authorized by their Boards of Directors to borrow a maximum of $75,000,000 on a joint basis under certain lines of credit. At December 31, 1997, the Company had no outstanding borrowings against its uncommitted, uncollateralized revolving lines of credit. Interest rates applicable to borrowings under these lines of credit are negotiated with the lender at the time of borrowing.

9.   CONTINGENT LIABILITIES

     Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position.

10.  DEPOSIT FUNDS

     The estimated fair value and statement value of guaranteed investment and select maturity contracts were:

                                                     1997            1996

Estimated fair value                            $ 1,118,746,000 $ 1,200,031,000
                                                =============== ================

Statement value                                 $ 1,119,540,000 $ 1,247,546,000
                                                =============== ===============

     The fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest-rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     At December 31, 1997 and 1996, the Company held annuity reserves and deposit fund liabilities of $1,256,277,353 and $1,092,555,243, respectively, that were subject to discretionary withdrawal at book value with a surrender charge of less than 5%.

11.  STOCKHOLDER DIVIDENDS

     Regulatory restrictions limit the amount of dividends available for distribution without prior approval of regulatory authorities. The maximum amount of dividends which can be paid to the stockholder without prior approval of the Director of Insurance of the State of Nebraska is the greater of 10% of the insurer's surplus as of the previous December 31 or net gain from operations for the previous twelve month period ending December 31. Based upon these restrictions, the Company is permitted a maximum dividend distribution of $57,907,487 in 1998.

12.  BUSINESS RISKS

     The Company is subject to regulation by state insurance departments and undergoes periodic examinations by those departments. The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

       LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and by diversifying its products.

       CREDIT RISK is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy and by maintaining sound reinsurance, credit and collection policies.

       INTEREST-RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

13.  EXPENSE REALIGNMENT COSTS

     In March 1996, the Companies announced the elimination of approximately 1,000 positions as a part of an initiative to reduce operating costs 15% by the end of 1997. The Companies incurred approximately $13,400,000 and $27,300,000 of severance and related costs, consulting fees and other one-time costs associated with expense realignment activities during 1997 and 1996, respectively.



UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1997
SCHEDULE 1 - SELECTED FINANCIAL DATA
--------------------------------------------------------------------------------


Investment income earned:
  U.S. Government bonds                                            $ 93,133,034
  Other bonds (unaffiliated)                                        407,968,298
  Bonds (affiliated)                                                          -
  Preferred stocks (unaffiliated)                                       398,794
  Preferred stocks (affiliated)                                               -
  Common stocks (unaffiliated)                                          448,589
  Common stocks (affiliated)                                                  -
  Mortgage loans                                                     70,469,627
  Real estate                                                        25,531,545
  Premium notes, policy loans and liens                               7,454,749
  Collateral loans                                                            -
  Cash on hand and on deposit                                                 -
  Short-term investments                                              4,657,874
  Other invested assets                                                 880,167
  Derivative instruments                                             (2,984,645)
  Aggregate write-ins for investment income                             864,655
                                                                        -------

Gross investment income                                            $ 608,822,687
                                                                   =============

Real estate owned - book value less encumbrances                   $ 109,065,830
                                                                   =============

Mortgage loans - book value:
  Farm mortgages                                                            $ -
  Residential mortgages                                                       -
  Commercial mortgages                                              587,412,649
                                                                    -----------

Total mortgage loans                                               $ 587,412,649
                                                                   =============

Mortgage loans by standing - book value:
  Good standing                                                    $ 580,267,096
                                                                   =============

  Good standing with restructured terms                                    $ -
                                                                           ===

  Interest overdue more than three months, not in foreclosure       $ 5,626,326
                                                                    ===========

  Foreclosure in process                                            $ 1,519,227
                                                                    ===========

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1997
SCHEDULE 1 - SELECTED FINANCIAL DATA (CONTINUED)
--------------------------------------------------------------------------------

Other long-term assets - statement value                            $ 67,612,458
                                                                    ============

Collateral loans                                                            $ -
                                                                            ===

Bonds and stocks of parent, subsidiaries and affiliates - book value:
  Bonds                                                                     $ -
                                                                            ===

  Preferred stocks                                                          $ -
                                                                            ===

  Common stocks                                                     $ 66,086,000
                                                                    ============

Bonds and  short-term  investment  by  class  and  expected  maturity;  Bonds by expected maturity - statement value:
    Due within one year or less                                    $ 480,783,361
    Over 1 year and through 5 years                                2,884,425,713
    Over 5 years through 10 years                                  1,972,188,695
    Over 10 years through 20 years                                 1,378,437,745
    Over 20 years                                                    330,326,093
                                                                     -----------

  Total by maturity                                              $ 7,046,161,607
                                                                 ===============

  Bonds by class - statement value:
    Class 1                                                      $ 4,867,147,719
    Class 2                                                        1,927,561,829
    Class 3                                                          206,893,255
    Class 4                                                           37,800,111
    Class 5                                                            4,559,843
    Class 6                                                            2,198,850
                                                                       ---------

  Total by class                                                 $ 7,046,161,607
                                                                 ===============

  Total bonds publicly traded                                    $ 3,801,877,467
                                                                 ===============

  Total bonds privately placed                                   $ 3,244,284,140
                                                                 ===============

Preferred stocks - statement value                                   $ 3,954,659
                                                                     ===========

Common stocks - market value                                        $ 96,599,064
                                                                    ============

Short-term investments - book value                                $ 124,400,000
                                                                   =============

Options, caps and floors owned - statement value                     $ 7,990,719
                                                                     ===========

Options, caps and floors written and in force - statement value             $ -
                                                                            ===

Collar, swap and forward agreements open - statement value          $ (268,954)
                                                                    ===========

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1997
SCHEDULE 1 - SELECTED FINANCIAL DATA (CONTINUED)
--------------------------------------------------------------------------------


Futures contracts open - current value                                     $ -
                                                                           ===

Cash on deposit                                                    $ (9,204,765)
                                                                   =============

Life insurance in force (in thousands):
  Industrial                                                               $ -
                                                                           ===

  Ordinary                                                         $ 45,670,998
                                                                   ============

  Credit life                                                           $ 1,422
                                                                        =======

  Group life                                                       $ 58,382,980
                                                                   ============

Amount of accidental death insurance in force under ordinary policies
(in thousands                                                       $ 2,476,618
                                                                    ===========
Life insurance policies with disability provisions in force (in thousands):
  Industrial                                                               $ -

  Ordinary                                                          $ 9,735,875
                                                                    ===========

  Credit life                                                              $ -
                                                                           ===

  Group life                                                       $ 31,145,919
                                                                   ============

Supplementary contracts in force: Ordinary - not involving life contingencies:
    Amount on deposit                                              $ 15,475,727
                                                                   ============

    Income payable                                                  $ 3,034,836
                                                                    ===========

  Ordinary - involving life contingencies - income payable          $ 1,411,747
                                                                    ===========

  Group - not involving life contingencies:
    Amount of deposit                                                      $ -
                                                                           ===

    Income payable                                                         $ -
                                                                           ===

  Group - involving life contingencies - income payable                    $ -
                                                                           ===

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

ANNUAL STATEMENT FOR YEAR ENDED DECEMBER 31, 1997
SCHEDULE 1 - SELECTED FINANCIAL DATA (CONTINUED)
--------------------------------------------------------------------------------

Annuities:
  Ordinary:
    Immediate - amount of income payable                            $ 33,658,771
                                                                    ============

    Deferred - fully paid - account balance                      $ 2,436,309,725
                                                                 ===============

    Deferred - not fully paid - account balance                    $ 450,301,640
                                                                   =============

  Group:
    Amount of income payable                                       $ 143,887,206
                                                                   =============

    Fully paid - account balance                                    $ 93,399,584
                                                                    ============

    Not fully paid - account balance                                        $ -
                                                                            ===

Accident and health insurance - premiums in force:
  Ordinary                                                             $ 179,644
                                                                       =========

  Group                                                            $ 545,799,138
                                                                   =============

  Credit                                                                    $ -
                                                                            ===

Deposit funds and dividend accumulations:
  Deposit funds - account balance                                $ 2,156,414,084
                                                                 ===============

  Dividend accumulations - account balance                              $ 47,457
                                                                        ========

Claim payments 1997:
  Group accident and health - year ended December 31, 1997:
    1997                                                                    $ -
                                                                            ===

    1996                                                                    $ -
                                                                            ===

    1995                                                                    $ -
                                                                            ===

  Other accident and health:
    1997                                                                    $ -
                                                                            ===

    1996                                                                    $ -
                                                                            ===

    1995                                                                    $ -
                                                                            ===

  Other coverages that use developmental methods to calculate claims reserves:
    1997                                                                    $ -

    1996                                                                    $ -
                                                                            ===

    1995                                                                    $ -
                                                                            ===

-----------------------------------------------------------
FINANCIAL STATEMENTS

UNITED OF OMAHA
SEPARATE ACCOUNT B



FINANCIAL STATEMENTS AND INDEPENDENT AUDITORS' REPORT
AS OF DECEMBER 31, 1997 AND FOR
THE PERIOD FROM AUGUST 13, 1997
(INCEPTION) TO DECEMBER 31, 1997

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
United of Omaha Life Insurance Company



We have audited the accompanying statement of net assets of United of Omaha Separate Account B as of December 31, 1997, and the related statements of operations and changes in net assets for the period from August 13, 1997 (inception) to December 31, 1997. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements are the responsibility of the Company's management.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of United of Omaha Separate Account B as of December 31, 1997, and the results of its operations and changes in its net assets for the period from August 13, 1997 (inception) to December 31, 1997 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP


Deloitte & Touche LLP


April 15, 1998

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENT OF NET ASSETS
DECEMBER 31, 1997
--------------------------------------------------------------------------------


                                                                T. ROWE
                                 FIDELITY        SCUDDER         PRICE       PIONEER    FEDERATED        ALGER
                                ------------  --------------- ----------- -----------------------    ----------------
                                                                                          PRIME        AMERICAN
                                 EQUITY -                        EQUITY      CAPITAL      MONEY         SMALL
ASSETS                            INCOME      INTERNATIONAL      INCOME      GROWTH      FUND II     CAPITALIZATION    TOTAL

Investments in portfolio shares,
  at cost                          $ 16,898     $ 16,894      $ 17,474      $ 16,899      $ -       $ 16,900        $ 85,065
                                   =========    =========     =========     ========      ====      =========       ========

Investments in portfolio shares,
  at market value                  $ 17,281     $ 16,614      $ 17,560      $ 16,359      $ -       $ 16,025        $ 83,839
                                   ---------    ---------     ---------     --------      ----      ---------       --------

Net assets                         $ 17,281     $ 16,614      $ 17,560      $ 16,359      $ -       $ 16,025        $ 83,839
                                   =========    =========     =========     ========      ====      =========       ========

Accumulation units outstanding        1,639        1,762         1,629         1,613        -          1,576              -
                                      ======       ======        ======        =====        ==         ======             =

Net asset value per unit            $ 10.54       $ 9.43       $ 10.78       $ 10.14      $ -        $ 10.17            $ -
                                    ========      =======      ========      =======      ====         ========          ===


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM AUGUST 13, 1997 (INCEPTION) TO DECEMBER 31, 1997
--------------------------------------------------------------------------------


                                            ------------------------------------
                                                                            T. ROWE
                                              FIDELITY       SCUDDER         PRICE     PIONEER     FEDERATED    ALGER
                                            -------------  -------------  ----------- ----------  ----------- ------------
                                                                                                   PRIME        AMERICAN
                                              EQUITY -                      EQUITY     CAPITAL     MONEY         SMALL
                                               INCOME      INTERNATIONAL    INCOME     GROWTH      FUND II  CAPITALIZATION  TOTAL
Investment income:
  Reinvested dividends                               $ -        $ -         $ 575        $ -      $ 181           $ -        $ 756
  Account charges (Note 2)                           (60)       (61)          (60)       (58)      (151)          (58)        (448)
                                                     -----      -----         -----      -----     ------         -----       -----
           Net investment income (expense)           (60)       (61)          515        (58)        30           (58)         308
                                                     -----      -----         ----       -----       ---          -----

Gains (losses) on investments:
  Net realized gains (losses)                          1         (3)            2          -          -             2            2
  Net change in unrealized gains (losses)            383       (279)           86       (539)        -           (875)      (1,224)
                                                     ----      ------          ---      ------       --          ------     -------
           Net gains (losses) on investments         384       (282)           88       (539)        -           (873)      (1,222)
                                                     ----      ------          ---      ------       --          ------     -------
           Increase (decrease) in net assets
              for operations                         324       (343)          603       (597)        30          (931)        (914)
                                                     ===       =====          ===       ====         ===         =====        =====



The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM AUGUST 13, 1997 (INCEPTION) TO DECEMBER 31, 1997
--------------------------------------------------------------------------------



                                         ---------------------------------------
                                                                  T. ROWE
                                         FIDELITY     SCUDDER      PRICE     PIONEER  FEDERATED       ALGER
                                         ---------   ----------   --------- --------------------    ----------
                                                                                       PRIME        AMERICAN
                                         EQUITY -                  EQUITY    CAPITAL    MONEY         SMALL
                                          INCOME     INTERNATIONAL INCOME    GROWTH    FUND II    CAPITALIZATION    TOTAL
From operations:
  Net investment income (expense)           $ (60)     $ (61)      $ 515      $ (58)     $ 30         $ (58)        $ 308
  Net realized gains (losses)                   1         (3)          2          -         -             2             2
  Net change in unrealized gains (losses)     383       (279)         86       (539)       -           (875)       (1,224)
                                              ----      ------        ---      ------      --          ------      -------
                                              324       (343)        603       (597)       30          (931)         (914)
                                              ----      ------       ----      ------      ---         ------        -----

From policyowner transactions:
  Policy purchases                                                                      84,753                      84,753
  Policy transfers                          16,957     16,957      16,957     16,956   (84,753)        16,956            -
                                                                                       --------                    --------
                                            16,957     16,957      16,957     16,956       (30)        16,956       84,783
                                            -------    -------     -------    -------   -------       --------     --------

Increase in net assets                      17,281     16,614      17,560     16,359         -        16,025        83,839

Net assets, beginning of year                  -          -           -          -         -             -             -
                                               --         --          --         --        --            --            -

Net assets, end of year                  $ 17,281   $ 16,614    $ 17,560   $ 16,359      $ -       $ 16,025      $ 83,839
                                         =========  =========   =========  =========     ====      =========     ========

Accumulation unit purchases                 1,645      1,768       1,635      1,619    84,783         1,582             -
Accumulation unit withdrawals                   6          6           6          6    84,783             6            -
                                                --         --          --         --   -------            --           -

Net increase in units outstanding           1,639      1,762       1,629      1,613         -         1,576             -

Units outstanding, beginning of year           -          -           -          -         -             -             -
                                               --         --          --         --        --            --            -

Units outstanding, end of year              1,639      1,762       1,629      1,613        -          1,576            -
                                            ======     ======      ======     ======       ==         ======           =


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 1997 AND
FOR THE PERIOD FROM AUGUST 13, 1997 (INCEPTION) TO DECEMBER 31, 1997
--------------------------------------------------------------------------------


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     United of Omaha Separate Account B (Separate Account) was established by United of Omaha Life Insurance Company on August 13, 1997, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account is a segregated investment account of United of Omaha Life Insurance Company (United of Omaha). It is divided into sub-accounts, each of which invests exclusively in shares of a corresponding mutual fund portfolio.
     The available portfolios are:

                    ALGER                                   FEDERATED

       American Growth                             Prime Money Fund II
       American Small Capitalization               U.S. Government Securities

                  FIDELITY                                    MFS

       Asset Manager:  Growth                      Emerging Growth
       Equity Income                               High Income Fund
       Contrafund                                  Research
       Index 500                                   World Government
                                                   Value Series

                   PIONEER                                   SCUDDER

       Capital Growth                              Global Discovery
       Real Estate                                 Growth & Income
                                                   International

                T. ROWE PRICE

       Equity Income
       International
       Limited Term Bond
       New America Growth
       Personal Strategy Balanced

     The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trust, are consistently used in the preparation of its financial statements.

     SECURITY VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME: Investments in mutual funds are recorded at their net asset value. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     FEDERAL INCOME TAXES: Operations of the Separate Account are part of, and are taxed with, the operations of United of Omaha, which is taxed as a "life insurance company" under the Internal Revenue Code.

2.   ACCOUNT CHARGES

     United of Omaha deducts an administrative charge on each monthly deduction date. This charge is set at an annual rate of 0.24% of the accumulation value on each monthly deduction date.

     A tax expense charge will be deducted as part of the monthly deduction from the accumulation value on each monthly deduction date for the first ten policy years. The annual rate of this charge is 0.39% of the accumulation value to reimburse United of Omaha for state premium taxes, federal deferred acquisition cost taxes, and related administrative expenses.

     United of Omaha deducts a monthly charge as compensation for the mortality and expense risks assumed by United of Omaha. The charge is equal to an annual rate of 0.90% of the accumulation value on each monthly deduction date.

     United of Omaha deducts a monthly charge from the entire accumulation value. This deduction includes an expense charge of 1.53% annualized for the first ten policy years and 1.14% for policy years thereafter, plus the cost of insurance charge. The cost of insurance charge is based on the duration of the policy and the insured's rate class as follows:


    Policy Year                      Accumulation   Accumulation
                                        VALUE          VALUE
                                       OF $45,000   GREATER THAN
                                       OR LESS        $45,000
PREFERRED RATE CLASS
  1-10                                  0.70 %         0.60 %
  11 and later                          0.60 %         0.50 %

STANDARD RATE CLASS
  1-10                                  1.30 %         1.20 %
  11 and later                          0.94 %         0.84 %


     United of Omaha may charge a $10 fee for any transfer in excess of 12 transfers per policy year. This charge is deducted from the amount transferred.

     A surrender charge will be deducted on a full surrender or a partial withdrawal from the amount requested to be surrendered.

     The amount of the charge will depend upon the period of time since the premium was paid, calculated as follows:

                                                         SURRENDER
             YEARS SINCE PREMIUM PAYMENT                  CHARGE

             1                                             9.5 %
             2                                             9.5 %
             3                                             9.5 %
             4                                             9.0 %
             5                                             7.5 %
             6                                             6.0 %
             7                                             4.5 %
             8                                             3.0 %
             9                                             1.5 %
             10 & later                                      -

3.   NET ASSETS

     Total net assets (policyowners' cumulative investment accounts) consist of the following at December 31, 1997:

                                 T. ROWE
                                FIDELITY         SCUDDER          PRICE       PIONEER      FEDERATED       ALGER
                                ------------ --------------- -------------- -------------  -----------  --------------
                                                                                                         AMERICAN
                                 EQUITY                           EQUITY      CAPITAL         MONEY        SMALL
                                 INCOME       INTERNATIONAL       INCOME       GROWTH        MARKET    CAPITALIZATION       TOTAL

Shares purchased                 $ 16,957      $ 16,957        $ 16,957    $ 16,956      $ 84,753     $ 16,956         $ 169,536
Shares sold                             -             -               -           -       (84,783)           -           (84,783)
Investment income (expense)           (60)          (61)            515         (58)           30          (58)              308
Net realized gains (losses)             1            (3)              2           -             -            2                 2
Unrealized gains (losses) on
  investments                         383          (279)             86        (539)           -          (875)           (1,224)
                                      ----         ------            ---       ------          --         ------          -------

Net assets at December 31, 1997  $ 17,281      $ 16,614        $ 17,560    $ 16,359          $ -      $ 16,025          $ 83,839
                                 =========     =========       =========   =========         ====     =========         ========

                                   APPENDIX A

VARIABLE PAYOUT OPTIONS

You may choose payout Options 2, 4 or 6 to be paid as variable payments. Variable payments vary according to the net investment return of the Subaccounts chosen. If variable payments are being made under Option 2 or 6 and do not involve life contingencies, then you may surrender the policy and receive the commuted value of any unpaid payments.

FIRST VARIABLE PAYMENT

We will compute the dollar amount of the first monthly variable payment by applying all or part of the Proceeds to the Variable Payout Options table shown in the policy for the payout option you choose. The table shows the dollar amount of monthly payment that you can buy with each $1000 of Proceeds.

If you have chosen more than one Subaccount, we will apply the accumulation value of each Subaccount separately to the Variable Payout Options table. The total amount of the first variable payment equals the sum of the payment amounts payable for each Subaccount.

SECOND AND LATER VARIABLE PAYMENTS

The dollar amount of the second and later variable payments is not set. It may change from month to month. We will compute the payment on the 10th Valuation Date before the payment is due. -

The amount of each variable payment after the first equals:

     (a) the sum of the number of variable payment units under each Subaccount; multiplied by
     (b) the current variable payment unit value for each Subaccount as of the date we compute the payment.

A variable payment unit is a measuring unit used in computing the amount of the variable payments. The value of a variable payment unit for each Subaccount will vary with the net investment return of the Subaccount.

VARIABLE PAYMENT UNIT VALUE

The current value of a variable payment unit for each Subaccount is:

    (a) the value as of the date we computed the last payment; multiplied by
    (b) the Net Investment Factor for the Subaccount as of the date on which we are computing the current payment.

The Net  Investment  Factor is figured by dividing (a) by (b), then  subtracting
(c) from the result, then multiplying by the offset factor described below. The values of (a), (b) and (c) are defined as follows:

    (a)    is the net result of
        (1) the Net Asset Value of a Portfolio share held in a Subaccount as of the end of the current payment period; plus or minus
        (2) a per share credit or charge for any taxes we incurred since the last computation date that were charged to the operation of the subaccount.
    (b) is the Net Asset Value of a Portfolio share held in the Subaccount as of the beginning of the current payment period.
    (c) is the asset charge factor that reflects the expense charges deducted from the Variable Account. This factor is equal, on an annual basis, to 1.20% of the daily net asset value of the Variable Account.

The result of the calculation described above is then multiplied by a factor that offsets the assumed investment rate upon which the Variable Payout Options table is based. This allows the actual investment rate to be credited. For a one-day Valuation Period the factor is 0.99989255, using an assumed investment rate of 4% per year.

NUMBER OF VARIABLE PAYMENT UNITS

The number of variable payment units payable for each Subaccount equals:

    (a) the amount of the first monthly variable payment payable for that Subaccount; divided by
   (b) the variable payment unit value for that Subaccount as of the 10th Valuation Date before the first variable payment is made.

The number of variable payment units payable for each Subaccount is fixed when we compute the first variable payment. The number remains fixed unless you exchange variable payment units between Subaccounts. The number of variable payment units will not change as a result of investment experience.

We guarantee that the dollar amount of each variable payment after the first will not be affected by actual expenses or changes in mortality experience.

EXCHANGE OF VARIABLE PAYMENT UNITS

After the first variable payment is made, you may exchange the value of a specified number of variable payment units of one Subaccount for variable payment units of another Subaccount or the Fixed Account. You may not exchange variable payment units of the Fixed Account for variable payment units of the Subaccounts.

The value of the variable payment units being exchanged will be the value for the Valuation Period during which we receive your request for the exchange. The value of the new variable payment units will be such that the dollar amount of a payment made on the date of the exchange would not change as a result of the exchange.

No more than four exchanges may be made each year.



                          VARIABLE PAYOUT OPTIONS TABLE

          MONTHLY PAYOUTS PER $1,000 BASED ON 4.00% INTEREST AND 1983A
             MORTALITY TABLE ALB PROJECTED 20 YEARS WITH PROJECTION
                                    SCALE 'G'

-----------------------------------------------------------------------------------------------
                FEMALE RATES                                     MALE RATES
---------------------------------------------- ------------------------------------------------
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
  Age     20 Year   10       Life  Installment  20       10 Year    Life      Installment Age
          Certain   Year      Only    Refund   Year     Certain      Only     Refund
           & Life   Certain                    Certain   & Life
                    & Life                     & Life
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   0        3.44     3.44     3.44     3.44     3.49      3.49       3.50      3.49       0
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   1        3.44     3.44     3.44     3.44     3.49      3.49       3.50      3.49       1
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   2        3.44     3.44     3.44     3.44     3.49      3.49       3.50      3.49       2
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   3        3.44     3.44     3.44     3.44     3.49      3.49       3.50      3.49       3
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   4        3.44     3.44     3.44     3.44     3.49      3.49       3.50      3.49       4
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   5        3.44     3.44     3.44     3.44     3.49      3.49       3.50      3.49       5
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   6        3.44     3.44     3.44     3.44     3.49      3.49       3.50      3.49       6
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   7        3.44     3.44     3.44     3.44     3.49      3.49       3.50      3.49       7
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   8        3.44     3.45     3.45     3.44     3.50      3.50       3.51      3.50       8
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   9        3.45     3.45     3.45     3.45     3.51      3.51       3.51      3.50       9
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   10       3.46     3.46     3.46     3.46     3.52      3.52       3.53      3.51       10
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   11       3.47     3.47     3.47     3.47     3.53      3.53       3.53      3.52       11
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   12       3.48     3.48     3.48     3.47     3.54      3.54       3.54      3.53       12
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   13       3.48     3.49     3.49     3.48     3.55      3.55       3.56      3.54       13
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------

VARIABLE PAYOUT OPTIONS TABLE

          MONTHLY PAYOUTS PER $1,000 BASED ON 4.00% INTEREST AND 1983A
             MORTALITY TABLE ALB PROJECTED 20 YEARS WITH PROJECTION
                                    SCALE 'G'

-----------------------------------------------------------------------------------------------
                FEMALE RATES                                     MALE RATES
---------------------------------------------- ------------------------------------------------
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
  Age     20 Year   10       Life  Installment  20       10 Year    Life      Installment Age
          Certain   Year      Only    Refund   Year     Certain      Only     Refund
           & Life   Certain                    Certain   & Life
                    & Life                     & Life
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   14       3.49     3.50     3.50     3.49     3.56      3.57       3.57      3.56       14
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   15       3.50     3.51     3.51     3.50     3.57      3.58       3.58      3.57       15
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   16       3.51     3.51     3.52     3.51     3.58      3.59       3.59      3.58       16
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   17       3.52     3.53     3.53     3.52     3.60      3.60       3.60      3.59       17
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   18       3.53     3.54     3.54     3.53     3.61      3.62       3.62      3.60       18
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   19       3.54     3.55     3.55     3.54     3.62      3.63       3.63      3.62       19
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   20       3.55     3.56     3.56     3.55     3.64      3.64       3.65      3.63       20
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   21       3.57      357     3.57     3.56     3.65      3.66       3.66      3.65       21
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   22       3.58     3.58     3.58     3.58     3.67      3.67       3.68      3.66       22
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   23       3.59     3.60     3.60     3.59     3.68      3.69       3.70      3.68       23
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   24       3.61     3.61     3.61     3.60     3.70      3.71       3.71      3.70       24
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   25       3.62     3.62     3.63     3.62     3.72      3.73       3.73      3.71       25
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   26       3.63     3.64     3.64     3.63     3.74      3.75       3.75      3.73       26
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   27       3.65     3.65     3.66     3.65     3.76      3.77       3.77      3.75       27
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   28       3.67     3.67     3.67     3.66     3.78      3.79       3.79      3.77       28
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   29       3.68     3.69     3.69     3.68     3.80      3.81       3.81      3.79       29
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   30       3.70     3.71     3.71     3.70     3.82      3.83       3.84      3.81       30
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   31       3.72     3.73     3.73     3.72     3.84      3.86       3.86      3.84       31
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   32       3.74     3.75     3.75     3.74     3.87      3.88       3.89      3.86       32
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   33       3.76     3.77     3.77     3.76     3.89      3.91       3.91      3.89       33
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   34       3.78     3.79     3.79     3.78     3.92      3.94       3.94      3.92       34
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   35       3.80     3.81     3.81     3.80     3.95      3.97       3.97      3.94       35
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   36       3.82     3.84     3.84     3.82     3.97      4.00       4.00      3.97       36
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   37       3.85     3.86     3.86     3.85     4.00      4.03       4.04      4.00       37
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   38       3.87     3.89     3.89     3.87     4.04      4.07       4.07      4.03       38
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   39       3.90     3.92     3.92     3.90     4.07      4.10       4.11      4.06       39
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   40       3.93     3.95     3.95     3.93     4.10      4.14       4.15      4.10       40
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   41       3.96     3.98     3.98     3.96     4.14      4.18       4.19      4.14       41
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   42       3.99     4.01     4.01     3.99     4.18      4.22       4.24      4.18       42
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   43       4.02     4.04     4.05     4.02     4.22      4.27       4.28      4.21       43
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   44       4.05     4.08     4.09     4.05     4.25      4.32       4.33      4.25       44
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   45       4.09     4.12     4.13     4.09     4.30      4.36       4.38      4.30       45
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   46       4.13     4.16     4.17     4.13     4.34      4.41       4.43      4.35       46
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   47       4.16     4.20     4.21     4.16     4.38      4.47       4.49      4.39       47
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   48       4.20     4.24     4.25     4.20     4.43      4.52       4.55      4.44       48
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   49       4.24     4.29     4.30     4.24     4.48      4.58       4.61      4.49       49
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   50       4.29     4.34     4.35     4.29     4.53      4.64       4.68      4.55       50
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   51       4.33     4.39     4.40     4.34     4.58      4.70       4.74      4.61       51
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   52       4.38     4.44     4.46     4.39     4.63      4.77       4.81      4.67       52
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   53       4.43     4.50     4.52     4.44     4.69      4.84       4.89      4.73       53
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   54       4.48     4.56     4.58     4.49     4.74      4.91       4.97      4.80       54
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   55       4.53     4.62     4.65     4.56     4.80      4.99       5.06      4.87       55
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   56       4.59     4.69     4.72     4.62     4.86      5.08       5.14      4.94       56
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   57       4.65     4.76     4.79     4.68     4.92      5.16       5.24      5.02       57
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   58       4.71     4.83     4.87     4.74     4.98      5.25       5.34      5.10       58
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   59       4.77     4.91     4.96     4.82     5.04      5.35       5.45      5.19       59
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   60       4.83     5.00     5.05     4.89     5.01      5.45       5.57      5.28       60
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   61       4.89     5.08     5.14     4.97     5.17      5.56       5.69      5.37       61
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   62       4.96     5.18     5.24     5.06     5.23      5.67       5.82      5.47       62
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   63       5.03     5.28     5.35     5.14     5.29      5.79       5.97      5.58       63
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   64       5.09     5.38     5.47     5.24     5.35      5.92       6.11      5.69       64


VARIABLE PAYOUT OPTIONS TABLE

          MONTHLY PAYOUTS PER $1,000 BASED ON 4.00% INTEREST AND 1983A
             MORTALITY TABLE ALB PROJECTED 20 YEARS WITH PROJECTION
                                    SCALE 'G'

-----------------------------------------------------------------------------------------------
                FEMALE RATES                                     MALE RATES
---------------------------------------------- ------------------------------------------------
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
  Age     20 Year   10       Life  Installment  20       10 Year    Life      Installment Age
          Certain   Year      Only    Refund   Year     Certain      Only     Refund
           & Life   Certain                    Certain   & Life
                    & Life                     & Life
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   65       5.16     5.49     5.59     5.34     5.41      6.05       6.28      5.81       65
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   66       5.23     5.61     5.72     5.45     5.47      6.19       6.45      5.93       66
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   67       5.30     5.74     5.86     5.56     5.52      6.32       6.63      6.06       67
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   68       5.37     5.86     6.02     5.68     5.58      6.47       6.84      6.20       68
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   69       5.43     6.00     6.18     5.80     5.63      6.62       7.05      6.35       69
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   70       5.50     6.15     6.36     5.93     5.67      6.78       7.28      6.50       70
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   71       5.56     6.30     6.55     6.07     5.72      6.94       7.51      6.64       71
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   72       5.61     6.46     6.76     6.22     5.76      7.10       7.77      6.82       72
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   73       5.67     6.63     6.99     6.37     5.80      7.27       8.04      6.99       73
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   74       5.72     6.80     7.23     6.55     5.83      7.43       8.33      7.17       74
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   75       5.76     6.99     7.49     6.72     5.86      7.60       8.64      7.37       75
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   76       5.80     7.17     7.77     6.91     5.89      7.77       8.97      7.57       76
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   77       5.83     7.36     8.07     7.11     5.91      7.94       9.32      7.78       77
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   78       5.86     7.55     8.40     7.33     5.93      8.11       9.70      8.01       78
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   79       5.89     7.74     8.75     7.55     5.94      8.28      10.10      8.25       79
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   80       5.91     7.93     9.14     7.78     5.96      8.44      10.54      8.50       80
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   81       5.93     8.12     9.55     8.03     5.97      8.60      10.99      8.76       81
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   82       5.95     8.31     9.99     8.30     5.98      8.75      11.49      9.03       82
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   83       5.96     8.49     10.47    8.57     5.98      8.89      12.01      9.33       83
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   84       5.97     8.66     10.99    8.86     5.99      9.03      12.57      9.62       84
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   85       5.98     8.82     11.56    9.18     6.00      9.16      13.14      9.94       85
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   86       5.99     8.97     12.17    9.49     6.00      9.28      13.77      10.28      86
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   87       5.99     9.11     12.80    9.82     6.00      9.38      14.44      10.62      87
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   88       6.00     9.24     13.51    10.17    6.00      9.48      15.18      11.00      88
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   89       6.00     9.35     14.25    10.53    6.00      9.58      16.96      11.38      89
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   90       6.00     9.46     15.04    10.90    6.00      9.66      15.80      11.81      90
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   91       6.00     9.56     15.81    11.29    6.00      9.74      17.62      12.22      91
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   92       6.00     9.63     16.60    11.69    6.00      9.79      18.52      12.65      92
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   93       6.00     9.71     17.43    12.10    6.00      9.85      19.47      13.15      93
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   94       6.00     9.78     18.32    12.53    6.00      9.90      20.48      13.66      94
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------
   95       6.00     9.84     19.20    12.99    6.00      9.94      21.59      14.21      95
--------- --------- -------- -------- -------- -------- ---------- --------- ---------- -------


                                       II-
                           PART II - OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

    By a Resolution adopted May 21, 1996, United's Board of Directors provides for indemnification of a director, officer or employee to the full extent of the law. Generally, the Nebraska Business Corporation Act permits indemnification against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred if the indemnitee acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. However, no indemnification shall be made in any type of action by or in the right of United if the proposed indemnitee is adjudged to be liable for negligence or misconduct in the performance of his or her duty to United, unless a court determines otherwise.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by United of expenses incurred or paid by a director, officer, or controlling person of United in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(E)

    United of Omaha Life Insurance Company represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United of Omaha Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

    The facing sheet.

    A reconciliation and tie of the information shown in the prospectus with the items of Form N-8B-2.

    The prospectus.

    The undertaking to file reports.

    The Rule 484 Undertaking.

    The Section 26(e) Representation.

    The signatures.

    Written consents of the following persons:

        Independent Auditors (included in Exhibit 7)
        Kenneth W. Reitz, Esquire (included in Exhibit 2)
        Robert E. Hupf, F.S.A., M.A.A.A. (included in Exhibit 6)


    The following exhibits:

1.A. (1) Resolution  of the Board of Directors of United Life  Insurance
         Company establishing the Variable Account. *

     (2  None.

(3)(a) Principal Underwriter Agreement by and between United, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services. *

   (b) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer. **

   (c)  Commission Schedule for Policies.  ***

(4)     None.

(5)(a) Form of Policy for the ULTRA VARIABLE LIFE modified single premium variable life insurance policy. ***

(b)     Form of Riders to the Policy. *

(c)     Systematic Transfer Enrollment Program Endorsement to the Policy

(6)(a)  Articles of Incorporation of United of Omaha Life Insurance Company. **

(b)     Bylaws of United of Omaha Life Insurance Company.*

(7)     None.

(8)(a) Participation Agreement by and between United of Omaha Life Insurance Company and the Alger American Fund. **

(b) Participation Agreement by and between United of Omaha Life Insurance Company and the Insurance Management Series. **

(c) Participation Agreement by and between United of Omaha Life Insurance Company and the Fidelity VIP Fund and Fidelity VIP Fund II. **

(d) Participation Agreement by and between United of Omaha Life Insurance Company and MFS Variable Insurance Trust. **

(e) Participation Agreement by and between United of Omaha Life Insurance Company and Pioneer Variable Contracts Trust.**

(f) Participation Agreement by and between United of Omaha Life Insurance Company and the Scudder Variable Life Investment Fund. **

 (g) Participation Agreement by and between United of Omaha Life Insurance Company and T. Rowe Price International Series, T. Rowe Price Fixed Income Series, and T. Rowe Price Equity Series. **
                              II-2

  (h) Participation Agreement by and between United of Omaha Life Insurance Company and Morgan Stanley Universal Funds, et. al. ****

 (9)    None.

 (10)   Form of  Application  for the  United of Omaha  Life  Insurance  Company
        ULTRA VARIABLE LIFE Modified Single Premium Variable Life Insurance Policy.*

  (11)  Issuance, Transfer and Redemption Memorandum ***

2.      Opinion and Consent of Counsel.

3.      Not Applicable.

4.      Not Applicable.

5.      Not Applicable.

6.      Opinion and Consent of Actuary.

7.      Consent of Independent Auditor.

8.      Powers of Attorney. ***



* Incorporated by Reference to the Registration Statement for United of Omaha Separate Account B filed on December 27, 1996 (File No. 333-18881).

** Incorporated by Reference to the Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

*** Incorporated by Reference to the Registration Statement for United of Omaha Separate Account B filed on June 20, 1997 (File No. 333-18881).

**** Incorporated by Reference to the Registration Statement for United of Omaha Separate Account C filed on April 16, 1998 (File No. 33-89848).

SIGNATURES

As required by the Securities Act of 1933, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Omaha and State of Nebraska, on April 16, 1998.

                  UNITED OF OMAHA SEPARATE ACCOUNT B
                          (Registrant)

                  UNITED OF OMAHA LIFE INSURANCE COMPANY
                          (Depositor)
                                        /s/Kenneth W. Reitz
                                        ------------------------

                                    By:        Kenneth W. Reitz

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated:


Signatures                   Title                               Date

_____*____________________   Chairman of the Board,              April 16, 1998

John W. Weekly               Chief Executive Officer

_____*____________________   Director, President,                April 16, 1998
John A. Sturgeon             Chief Operating Officer

_____*____________________   General Comptroller                 April 16, 1998

Tommie Thompson              (Principal Financial Officer, and
                             Principal Accounting Officer)

_____*____________________   Director                            April 16, 1998

Samuel L. Foggie
_____*___________________    Director                            April 16, 1998

John D. Minton
_____*__________________     Director                            April 16, 1998

Hugh V. Plunkett, III
_____*___________________    Director
Richard J. Sampson                                               April 16, 1998
_____*___________________    Director

Oscar S. Straus
______*__________________    Director                            April 16, 1998
Michael A. Wayne



By:  /s/   Kenneth W. Reitz         Date:  April 16, 1998
    Kenneth W. Reitz

* Signed by Kenneth W. Reitz under Powers of Attorney executed on May 20, 1997, filed as exhibits incorporated by reference in this registration statement.

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                                                 REGISTRATION NO.  333 -18881
                                                                    811-08336




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                       UNITED OF OMAHA SEPARATE ACCOUNT B

                                       OF

                     UNITED OF OMAHA LIFE INSURANCE COMPANY




--------------------------------------------------------------------------------
                                    EXHIBITS
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                                       TO

                    THE POST-EFFECTIVE AMENDMENT NO. 1 TO THE
                       REGISTRATION STATEMENT ON FORM S-6

                                      UNDER

                           THE SECURITIES ACT OF 1933






                                 April 16, 1998

                                  EXHIBIT INDEX


1.A.(5)(c)     Systematic Transfer Enrollment Program Endorsement to the Policy

2.             Opinion and Consent of Counsel

6.             Opinion and Consent of Actuary

7.             Consents of Independent Auditors